UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10045

Calvert Impact Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert Global Energy Solutions Fund

Class A CGAEX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Global Energy Solutions Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.24%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Not owning NVIDIA Corp., one of the leading contributors to global equity markets during the period, detracted from performance relative to the Index

↓ Owning Energy Absolute PCL, a renewable energy producer based in Thailand, detracted from returns after regulators alleged fraud by top executives

↓ An overweight position in SolarEdge Technologies, Inc., an energy technology company, hampered Index-relative returns as high interest rates cut into sales

↓ Owning Array Technologies, Inc., an energy technology provider, detracted from relative returns after it lowered its revenue expectations during the period

↑ A position in Siemens Energy AG contributed to relative returns based on strong revenue growth and rising demand for its grid technologies and gas services

↑ Owning Trane Technologies Plc., an energy efficiency company, helped Index-relative returns as the company reported growth in revenues, sales, and earnings

↑ Owning Siemens AG, a Siemens subsidiary based in India, helped performance as rising demand for energy technology led to an increase in revenues and profits

↑ Owning Suzlon Energy Ltd., a wind turbine manufacturer based in India, helped relative returns as it won an order for India’s largest wind energy project

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI ACWI Index	Calvert Global Energy Research Spliced Benchmark
9/14	$9,475	$10,000	$10,000
10/14	$9,382	$10,070	$9,637
11/14	$9,248	$10,239	$9,477
12/14	$8,888	$10,041	$9,008
1/15	$8,501	$9,884	$8,667
2/15	$9,342	$10,435	$9,508
3/15	$9,448	$10,273	$9,494
4/15	$9,769	$10,571	$10,086
5/15	$9,622	$10,557	$10,276
6/15	$9,261	$10,309	$9,915
7/15	$8,808	$10,398	$9,466
8/15	$8,087	$9,685	$8,635
9/15	$7,687	$9,334	$8,268
10/15	$8,447	$10,067	$8,805
11/15	$8,274	$9,984	$8,878
12/15	$8,612	$9,804	$9,118
1/16	$7,849	$9,213	$8,196
2/16	$7,849	$9,149	$8,372
3/16	$8,398	$9,827	$8,991
4/16	$8,398	$9,972	$8,969
5/16	$8,291	$9,985	$8,813
6/16	$7,930	$9,924	$8,621
7/16	$8,210	$10,352	$8,987
8/16	$8,184	$10,387	$9,096
9/16	$8,331	$10,451	$9,183
10/16	$7,890	$10,273	$8,881
11/16	$7,769	$10,351	$8,766
12/16	$7,946	$10,575	$9,018
1/17	$8,230	$10,864	$9,346
2/17	$8,405	$11,169	$9,551
3/17	$8,513	$11,305	$9,666
4/17	$8,743	$11,482	$9,934
5/17	$8,986	$11,735	$10,222
6/17	$9,135	$11,789	$10,397
7/17	$9,378	$12,118	$10,681
8/17	$9,419	$12,164	$10,738
9/17	$9,770	$12,399	$11,152
10/17	$10,149	$12,657	$11,601
11/17	$10,095	$12,902	$11,550
12/17	$10,283	$13,110	$11,810
1/18	$10,666	$13,850	$12,268
2/18	$10,078	$13,268	$11,616
3/18	$9,982	$12,984	$11,429
4/18	$9,900	$13,108	$11,410
5/18	$9,996	$13,124	$11,507
6/18	$9,545	$13,053	$10,979
7/18	$9,777	$13,447	$11,247
8/18	$9,695	$13,552	$11,172
9/18	$9,503	$13,611	$10,978
10/18	$8,560	$12,591	$9,848
11/18	$8,861	$12,776	$10,199
12/18	$8,260	$11,876	$9,503
1/19	$9,178	$12,813	$10,591
2/19	$9,498	$13,156	$11,001
3/19	$9,401	$13,322	$10,881
4/19	$9,804	$13,771	$11,365
5/19	$9,136	$12,954	$10,582
6/19	$9,846	$13,803	$11,434
7/19	$9,693	$13,843	$11,345
8/19	$9,540	$13,515	$11,101
9/19	$9,846	$13,799	$11,473
10/19	$10,166	$14,177	$11,871
11/19	$10,430	$14,523	$12,196
12/19	$10,999	$15,034	$12,903
1/20	$10,859	$14,868	$12,793
2/20	$10,452	$13,667	$12,188
3/20	$8,415	$11,822	$9,852
4/20	$9,496	$13,089	$11,145
5/20	$10,114	$13,658	$11,829
6/20	$10,747	$14,094	$12,581
7/20	$11,870	$14,840	$13,967
8/20	$13,247	$15,748	$15,617
9/20	$13,402	$15,240	$15,769
10/20	$13,500	$14,870	$15,899
11/20	$15,987	$16,703	$18,915
12/20	$17,725	$17,478	$20,988
1/21	$18,177	$17,399	$21,640
2/21	$17,795	$17,802	$21,199
3/21	$17,908	$18,277	$21,331
4/21	$18,021	$19,076	$21,529
5/21	$18,205	$19,373	$21,777
6/21	$18,573	$19,628	$22,197
7/21	$18,729	$19,764	$22,402
8/21	$18,997	$20,258	$22,772
9/21	$18,092	$19,421	$21,750
10/21	$19,577	$20,413	$23,505
11/21	$18,884	$19,921	$22,658
12/21	$18,877	$20,718	$22,713
1/22	$17,161	$19,701	$20,522
2/22	$17,388	$19,192	$20,935
3/22	$17,643	$19,607	$21,369
4/22	$16,026	$18,038	$19,434
5/22	$16,593	$18,059	$19,998
6/22	$15,019	$16,537	$18,106
7/22	$16,650	$17,692	$20,112
8/22	$16,054	$17,040	$19,538
9/22	$13,984	$15,409	$17,045
10/22	$14,608	$16,339	$17,754
11/22	$16,494	$17,606	$19,795
12/22	$15,544	$16,913	$18,935
1/23	$17,014	$18,126	$20,683
2/23	$16,315	$17,606	$19,973
3/23	$16,872	$18,149	$20,586
4/23	$16,515	$18,410	$20,170
5/23	$16,315	$18,213	$19,926
6/23	$17,114	$19,270	$20,921
7/23	$17,671	$19,976	$21,686
8/23	$16,243	$19,418	$19,941
9/23	$15,016	$18,615	$18,467
10/23	$13,674	$18,055	$16,734
11/23	$15,130	$19,721	$18,599
12/23	$16,380	$20,669	$20,141
1/24	$14,984	$20,790	$18,543
2/24	$15,243	$21,682	$18,755
3/24	$15,877	$22,363	$19,565
4/24	$15,330	$21,625	$18,973
5/24	$16,683	$22,503	$20,516
6/24	$15,632	$23,004	$19,302
7/24	$16,121	$23,375	$19,912
8/24	$16,237	$23,969	$20,075
9/24	$17,050	$24,526	$21,138

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	13.50%	11.59%	6.04%
Class A with 5.25% Maximum Sales Charge	7.57%	10.40%	5.48%
MSCI ACWI Index (net of foreign withholding taxes)	31.76%	12.18%	9.38%
Calvert Global Energy Research Spliced BenchmarkFootnote Reference2	14.46%	12.99%	7.77%
Footnote	Description
Footnote[1]	Effective October 4, 2016, the Fund changed its investment objective and principal investment strategies. Performance prior to October 4, 2016 reflects the Fund’s performance under its former investment objective and policies. Please see the Fund's prospectus for further information.
Footnote[2]	Benchmark is comprised of the Alerian Global Alternative Energy Index prior to October 4, 2016 and Calvert Global Energy Research Index thereafter. The Calvert Global Energy Research Index includes stocks of companies that manage energy in a sustainable manner or are facilitating the move to a more sustainable economy. The Calvert Global Energy Research Index incepted on July 15, 2016; accordingly, the ten year return is not available.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$159,051,787
# of Portfolio Holdings	180
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$792,263

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

United States
33.6%
Germany
6.9%
Canada
5.4%
China
5.3%
Japan
4.9%
France
4.9%
Spain
4.8%
United Kingdom
3.9%
Taiwan
3.6%
South Korea
3.3%
Other
23.4%

Value	Value
Other	23.4%
South Korea	3.3%
Taiwan	3.6%
United Kingdom	3.9%
Spain	4.8%
France	4.9%
Japan	4.9%
China	5.3%
Canada	5.4%
Germany	6.9%
United States	33.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	0.9%
NIO, Inc.	0.8%
Orsted AS	0.8%
SSE PLC	0.8%
EDP SA	0.8%
Brookfield Renewable Partners LP	0.8%
XPENG, Inc.	0.7%
Brookfield Renewable Corp., Class A	0.7%
EDP Renovaveis SA	0.7%
Siemens AG	0.7%
Total	7.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CGAEX-TSR-AR

Calvert Global Energy Solutions Fund

Class C CGACX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Global Energy Solutions Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	1.99%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Not owning NVIDIA Corp., one of the leading contributors to global equity markets during the period, detracted from performance relative to the Index

↓ Owning Energy Absolute PCL, a renewable energy producer based in Thailand, detracted from returns after regulators alleged fraud by top executives

↓ An overweight position in SolarEdge Technologies, Inc., an energy technology company, hampered Index-relative returns as high interest rates cut into sales

↓ Owning Array Technologies, Inc., an energy technology provider, detracted from relative returns after it lowered its revenue expectations during the period

↑ A position in Siemens Energy AG contributed to relative returns based on strong revenue growth and rising demand for its grid technologies and gas services

↑ Owning Trane Technologies Plc., an energy efficiency company, helped Index-relative returns as the company reported growth in revenues, sales, and earnings

↑ Owning Siemens AG, a Siemens subsidiary based in India, helped performance as rising demand for energy technology led to an increase in revenues and profits

↑ Owning Suzlon Energy Ltd., a wind turbine manufacturer based in India, helped relative returns as it won an order for India’s largest wind energy project

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI ACWI Index	Calvert Global Energy Research Spliced Benchmark
9/14	$10,000	$10,000	$10,000
10/14	$9,896	$10,070	$9,637
11/14	$9,748	$10,239	$9,477
12/14	$9,363	$10,041	$9,008
1/15	$8,933	$9,884	$8,667
2/15	$9,822	$10,435	$9,508
3/15	$9,926	$10,273	$9,494
4/15	$10,252	$10,571	$10,086
5/15	$10,074	$10,557	$10,276
6/15	$9,704	$10,309	$9,915
7/15	$9,215	$10,398	$9,466
8/15	$8,459	$9,685	$8,635
9/15	$8,030	$9,334	$8,268
10/15	$8,815	$10,067	$8,805
11/15	$8,622	$9,984	$8,878
12/15	$8,978	$9,804	$9,118
1/16	$8,163	$9,213	$8,196
2/16	$8,178	$9,149	$8,372
3/16	$8,726	$9,827	$8,991
4/16	$8,726	$9,972	$8,969
5/16	$8,607	$9,985	$8,813
6/16	$8,222	$9,924	$8,621
7/16	$8,519	$10,352	$8,987
8/16	$8,489	$10,387	$9,096
9/16	$8,622	$10,451	$9,183
10/16	$8,178	$10,273	$8,881
11/16	$8,044	$10,351	$8,766
12/16	$8,224	$10,575	$9,018
1/17	$8,506	$10,864	$9,346
2/17	$8,669	$11,169	$9,551
3/17	$8,788	$11,305	$9,666
4/17	$9,010	$11,482	$9,934
5/17	$9,263	$11,735	$10,222
6/17	$9,411	$11,789	$10,397
7/17	$9,649	$12,118	$10,681
8/17	$9,693	$12,164	$10,738
9/17	$10,035	$12,399	$11,152
10/17	$10,421	$12,657	$11,601
11/17	$10,361	$12,902	$11,550
12/17	$10,553	$13,110	$11,810
1/18	$10,941	$13,850	$12,268
2/18	$10,329	$13,268	$11,616
3/18	$10,225	$12,984	$11,429
4/18	$10,120	$13,108	$11,410
5/18	$10,225	$13,124	$11,507
6/18	$9,747	$13,053	$10,979
7/18	$9,986	$13,447	$11,247
8/18	$9,896	$13,552	$11,172
9/18	$9,702	$13,611	$10,978
10/18	$8,717	$12,591	$9,848
11/18	$9,030	$12,776	$10,199
12/18	$8,413	$11,876	$9,503
1/19	$9,346	$12,813	$10,591
2/19	$9,662	$13,156	$11,001
3/19	$9,557	$13,322	$10,881
4/19	$9,963	$13,771	$11,365
5/19	$9,271	$12,954	$10,582
6/19	$9,978	$13,803	$11,434
7/19	$9,828	$13,843	$11,345
8/19	$9,662	$13,515	$11,101
9/19	$9,978	$13,799	$11,473
10/19	$10,294	$14,177	$11,871
11/19	$10,550	$14,523	$12,196
12/19	$11,132	$15,034	$12,903
1/20	$10,966	$14,868	$12,793
2/20	$10,543	$13,667	$12,188
3/20	$8,489	$11,822	$9,852
4/20	$9,577	$13,089	$11,145
5/20	$10,196	$13,658	$11,829
6/20	$10,830	$14,094	$12,581
7/20	$11,948	$14,840	$13,967
8/20	$13,338	$15,748	$15,617
9/20	$13,474	$15,240	$15,769
10/20	$13,564	$14,870	$15,899
11/20	$16,057	$16,703	$18,915
12/20	$17,787	$17,478	$20,988
1/21	$18,226	$17,399	$21,640
2/21	$17,833	$17,802	$21,199
3/21	$17,939	$18,277	$21,331
4/21	$18,030	$19,076	$21,529
5/21	$18,211	$19,373	$21,777
6/21	$18,559	$19,628	$22,197
7/21	$18,710	$19,764	$22,402
8/21	$18,967	$20,258	$22,772
9/21	$18,045	$19,421	$21,750
10/21	$19,527	$20,413	$23,505
11/21	$18,816	$19,921	$22,658
12/21	$18,786	$20,718	$22,713
1/22	$17,077	$19,701	$20,522
2/22	$17,288	$19,192	$20,935
3/22	$17,530	$19,607	$21,369
4/22	$15,912	$18,038	$19,434
5/22	$16,472	$18,059	$19,998
6/22	$14,899	$16,537	$18,106
7/22	$16,502	$17,692	$20,112
8/22	$15,897	$17,040	$19,538
9/22	$13,840	$15,409	$17,045
10/22	$14,460	$16,339	$17,754
11/22	$16,305	$17,606	$19,795
12/22	$15,368	$16,913	$18,935
1/23	$16,804	$18,126	$20,683
2/23	$16,109	$17,606	$19,973
3/23	$16,638	$18,149	$20,586
4/23	$16,290	$18,410	$20,170
5/23	$16,078	$18,213	$19,926
6/23	$16,850	$19,270	$20,921
7/23	$17,394	$19,976	$21,686
8/23	$15,973	$19,418	$19,941
9/23	$14,762	$18,615	$18,467
10/23	$13,431	$18,055	$16,734
11/23	$14,853	$19,721	$18,599
12/23	$16,075	$20,669	$20,141
1/24	$14,697	$20,790	$18,543
2/24	$14,924	$21,682	$18,755
3/24	$15,545	$22,363	$19,565
4/24	$15,000	$21,625	$18,973
5/24	$16,302	$22,503	$20,516
6/24	$15,272	$23,004	$19,302
7/24	$15,757	$23,375	$19,912
8/24	$15,848	$23,969	$20,075
9/24	$16,867	$24,526	$21,138

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class C	12.58%	10.73%	5.36%
Class C with 1% Maximum Deferred Sales Charge	11.58%	10.73%	5.36%
MSCI ACWI Index (net of foreign withholding taxes)	31.76%	12.18%	9.38%
Calvert Global Energy Research Spliced BenchmarkFootnote Reference2	14.46%	12.99%	7.77%
Footnote	Description
Footnote[1]	Effective October 4, 2016, the Fund changed its investment objective and principal investment strategies. Performance prior to October 4, 2016 reflects the Fund’s performance under its former investment objective and policies. Please see the Fund's prospectus for further information.
Footnote[2]	Benchmark is comprised of the Alerian Global Alternative Energy Index prior to October 4, 2016 and Calvert Global Energy Research Index thereafter. The Calvert Global Energy Research Index includes stocks of companies that manage energy in a sustainable manner or are facilitating the move to a more sustainable economy. The Calvert Global Energy Research Index incepted on July 15, 2016; accordingly, the ten year return is not available.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$159,051,787
# of Portfolio Holdings	180
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$792,263

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	23.4%
South Korea	3.3%
Taiwan	3.6%
United Kingdom	3.9%
Spain	4.8%
France	4.9%
Japan	4.9%
China	5.3%
Canada	5.4%
Germany	6.9%
United States	33.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	0.9%
NIO, Inc.	0.8%
Orsted AS	0.8%
SSE PLC	0.8%
EDP SA	0.8%
Brookfield Renewable Partners LP	0.8%
XPENG, Inc.	0.7%
Brookfield Renewable Corp., Class A	0.7%
EDP Renovaveis SA	0.7%
Siemens AG	0.7%
Total	7.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CGACX-TSR-AR

Calvert Global Energy Solutions Fund

Class I CAEIX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Global Energy Solutions Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.99%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Not owning NVIDIA Corp., one of the leading contributors to global equity markets during the period, detracted from performance relative to the Index

↓ Owning Energy Absolute PCL, a renewable energy producer based in Thailand, detracted from returns after regulators alleged fraud by top executives

↓ An overweight position in SolarEdge Technologies, Inc., an energy technology company, hampered Index-relative returns as high interest rates cut into sales

↓ Owning Array Technologies, Inc., an energy technology provider, detracted from relative returns after it lowered its revenue expectations during the period

↑ A position in Siemens Energy AG contributed to relative returns based on strong revenue growth and rising demand for its grid technologies and gas services

↑ Owning Trane Technologies Plc., an energy efficiency company, helped Index-relative returns as the company reported growth in revenues, sales, and earnings

↑ Owning Siemens AG, a Siemens subsidiary based in India, helped performance as rising demand for energy technology led to an increase in revenues and profits

↑ Owning Suzlon Energy Ltd., a wind turbine manufacturer based in India, helped relative returns as it won an order for India’s largest wind energy project

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI ACWI Index	Calvert Global Energy Research Spliced Benchmark
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$990,291	$1,007,043	$963,746
11/14	$976,422	$1,023,889	$947,692
12/14	$938,974	$1,004,127	$900,751
1/15	$898,752	$988,432	$866,738
2/15	$987,517	$1,043,460	$950,753
3/15	$1,000,000	$1,027,288	$949,397
4/15	$1,033,285	$1,057,098	$1,008,612
5/15	$1,018,027	$1,055,718	$1,027,584
6/15	$981,968	$1,030,863	$991,520
7/15	$933,425	$1,039,816	$946,648
8/15	$857,139	$968,536	$863,550
9/15	$815,529	$933,447	$826,809
10/15	$895,972	$1,006,706	$880,536
11/15	$877,943	$998,395	$887,809
12/15	$913,512	$980,390	$911,775
1/16	$832,496	$921,262	$819,633
2/16	$833,892	$914,921	$837,165
3/16	$892,557	$982,726	$899,098
4/16	$892,560	$997,232	$896,913
5/16	$881,388	$998,492	$881,332
6/16	$843,676	$992,443	$862,061
7/16	$873,010	$1,035,214	$898,748
8/16	$871,613	$1,038,695	$909,640
9/16	$886,975	$1,045,061	$918,291
10/16	$840,879	$1,027,323	$888,139
11/16	$828,308	$1,035,131	$876,552
12/16	$847,402	$1,057,491	$901,827
1/17	$877,259	$1,086,406	$934,616
2/17	$895,745	$1,116,881	$955,104
3/17	$908,540	$1,130,545	$966,576
4/17	$932,714	$1,148,164	$993,399
5/17	$958,307	$1,173,519	$1,022,192
6/17	$975,369	$1,178,855	$1,039,709
7/17	$1,000,964	$1,211,800	$1,068,142
8/17	$1,006,648	$1,216,443	$1,073,789
9/17	$1,043,616	$1,239,945	$1,115,229
10/17	$1,083,429	$1,265,692	$1,160,098
11/17	$1,077,745	$1,290,194	$1,155,030
12/17	$1,098,550	$1,310,994	$1,180,953
1/18	$1,140,362	$1,384,956	$1,226,775
2/18	$1,078,368	$1,326,790	$1,161,571
3/18	$1,068,278	$1,298,388	$1,142,926
4/18	$1,059,630	$1,310,787	$1,140,988
5/18	$1,069,718	$1,312,423	$1,150,713
6/18	$1,022,144	$1,305,316	$1,097,932
7/18	$1,048,096	$1,344,680	$1,124,742
8/18	$1,039,449	$1,355,245	$1,117,173
9/18	$1,019,264	$1,361,143	$1,097,826
10/18	$916,907	$1,259,140	$984,751
11/18	$951,509	$1,277,556	$1,019,902
12/18	$886,837	$1,187,572	$950,298
1/19	$985,372	$1,281,342	$1,059,146
2/19	$1,019,200	$1,315,614	$1,100,141
3/19	$1,008,904	$1,332,159	$1,088,053
4/19	$1,053,028	$1,377,141	$1,136,464
5/19	$980,965	$1,295,450	$1,058,225
6/19	$1,057,442	$1,380,276	$1,143,400
7/19	$1,041,263	$1,384,320	$1,134,546
8/19	$1,025,086	$1,351,481	$1,110,133
9/19	$1,058,912	$1,379,918	$1,147,273
10/19	$1,094,210	$1,417,685	$1,187,127
11/19	$1,122,157	$1,452,292	$1,219,611
12/19	$1,183,774	$1,503,435	$1,290,299
1/20	$1,168,882	$1,486,828	$1,279,330
2/20	$1,124,216	$1,366,737	$1,218,836
3/20	$905,326	$1,182,223	$985,199
4/20	$1,022,961	$1,308,869	$1,114,514
5/20	$1,089,964	$1,365,793	$1,182,891
6/20	$1,158,459	$1,409,434	$1,258,059
7/20	$1,279,073	$1,483,974	$1,396,734
8/20	$1,427,970	$1,574,801	$1,561,716
9/20	$1,444,345	$1,524,025	$1,576,948
10/20	$1,456,261	$1,486,978	$1,589,881
11/20	$1,724,276	$1,670,267	$1,891,495
12/20	$1,911,826	$1,747,816	$2,098,781
1/21	$1,961,396	$1,739,867	$2,164,011
2/21	$1,920,855	$1,780,169	$2,119,936
3/21	$1,932,867	$1,827,716	$2,133,079
4/21	$1,944,880	$1,907,628	$2,152,915
5/21	$1,965,904	$1,937,315	$2,177,739
6/21	$2,004,946	$1,962,847	$2,219,721
7/21	$2,022,959	$1,976,370	$2,240,216
8/21	$2,052,995	$2,025,837	$2,277,195
9/21	$1,953,875	$1,942,150	$2,174,976
10/21	$2,116,072	$2,041,284	$2,350,475
11/21	$2,040,980	$1,992,129	$2,265,757
12/21	$2,040,612	$2,071,815	$2,271,306
1/22	$1,856,474	$1,970,063	$2,052,202
2/22	$1,880,623	$1,919,182	$2,093,537
3/22	$1,907,791	$1,960,750	$2,136,908
4/22	$1,734,219	$1,803,808	$1,943,413
5/22	$1,796,101	$1,805,919	$1,999,796
6/22	$1,625,547	$1,653,686	$1,810,554
7/22	$1,802,138	$1,769,167	$2,011,166
8/22	$1,738,747	$1,704,036	$1,953,752
9/22	$1,513,857	$1,540,910	$1,704,537
10/22	$1,581,776	$1,633,899	$1,775,394
11/22	$1,787,045	$1,760,630	$1,979,475
12/22	$1,685,094	$1,691,347	$1,893,486
1/23	$1,844,927	$1,812,578	$2,068,276
2/23	$1,768,816	$1,760,629	$1,997,299
3/23	$1,829,705	$1,814,914	$2,058,622
4/23	$1,791,650	$1,840,999	$2,017,036
5/23	$1,770,339	$1,821,281	$1,992,631
6/23	$1,857,105	$1,927,026	$2,092,129
7/23	$1,919,516	$1,997,570	$2,168,602
8/23	$1,762,727	$1,941,751	$1,994,075
9/23	$1,630,295	$1,861,458	$1,846,709
10/23	$1,485,684	$1,805,489	$1,673,357
11/23	$1,643,995	$1,972,129	$1,859,884
12/23	$1,780,329	$2,066,858	$2,014,074
1/24	$1,629,532	$2,078,974	$1,854,294
2/24	$1,655,690	$2,168,190	$1,875,529
3/24	$1,726,473	$2,236,264	$1,956,527
4/24	$1,666,461	$2,162,483	$1,897,274
5/24	$1,814,181	$2,250,309	$2,051,583
6/24	$1,700,314	$2,300,429	$1,930,163
7/24	$1,754,170	$2,337,529	$1,991,225
8/24	$1,766,480	$2,396,894	$2,007,461
9/24	$1,855,696	$2,452,576	$2,113,793

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	13.83%	11.86%	6.37%
MSCI ACWI Index (net of foreign withholding taxes)	31.76%	12.18%	9.38%
Calvert Global Energy Research Spliced BenchmarkFootnote Reference2	14.46%	12.99%	7.77%
Footnote	Description
Footnote[1]	Effective October 4, 2016, the Fund changed its investment objective and principal investment strategies. Performance prior to October 4, 2016 reflects the Fund’s performance under its former investment objective and policies. Please see the Fund's prospectus for further information.
Footnote[2]	Benchmark is comprised of the Alerian Global Alternative Energy Index prior to October 4, 2016 and Calvert Global Energy Research Index thereafter. The Calvert Global Energy Research Index includes stocks of companies that manage energy in a sustainable manner or are facilitating the move to a more sustainable economy. The Calvert Global Energy Research Index incepted on July 15, 2016; accordingly, the ten year return is not available.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$159,051,787
# of Portfolio Holdings	180
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$792,263

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	23.4%
South Korea	3.3%
Taiwan	3.6%
United Kingdom	3.9%
Spain	4.8%
France	4.9%
Japan	4.9%
China	5.3%
Canada	5.4%
Germany	6.9%
United States	33.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	0.9%
NIO, Inc.	0.8%
Orsted AS	0.8%
SSE PLC	0.8%
EDP SA	0.8%
Brookfield Renewable Partners LP	0.8%
XPENG, Inc.	0.7%
Brookfield Renewable Corp., Class A	0.7%
EDP Renovaveis SA	0.7%
Siemens AG	0.7%
Total	7.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CAEIX-TSR-AR

Calvert Global Water Fund

Class A CFWAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Global Water Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	1.24%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Not owning shares of NVIDIA Corp., which appreciated 179.24% during the period riding the crest of the artificial intelligence wave, hurt relative returns

↓ An overweight exposure to Orbia Advance Corp., a water infrastructure company, hampered returns as its earnings and revenues fell during the period

↓ Not owning shares of technology giant Meta Platforms ― owner of Facebook and other popular brands ― which appreciated 91.08% during the period, hurt returns

↓ An allocation to Energy Recovery, Inc., a water technology firm, detracted from Index-relative returns on the basis of lower revenues and negative earnings

↑ An overweight position in Hawkins, Inc., a provider of water treatment chemicals and equipment, contributed to returns as it reported strong earnings

↑ An overweight position in Organo Corp., a Japanese manufacturer of water purifiers and electrical equipment, helped returns as it reported strong profits

↑ An overweight position in Mueller Industries, Inc., a provider of piping and plumbing systems, contributed to returns on the basis of its sales growth

↑ Reliance Worldwide Corp., Ltd., a water technology business, helped returns as improved margins in the U.S. and solid cash flows led to better-than-expected earnings

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI ACWI Index	Calvert Global Water Research Spliced Benchmark
9/14	$9,475	$10,000	$10,000
10/14	$9,601	$10,070	$10,304
11/14	$9,325	$10,239	$10,266
12/14	$9,126	$10,041	$10,201
1/15	$8,590	$9,884	$9,986
2/15	$9,209	$10,435	$10,282
3/15	$9,105	$10,273	$10,128
4/15	$9,433	$10,571	$10,624
5/15	$9,245	$10,557	$10,567
6/15	$8,980	$10,309	$10,288
7/15	$8,668	$10,398	$10,083
8/15	$8,226	$9,685	$9,576
9/15	$7,737	$9,334	$9,556
10/15	$8,350	$10,067	$10,218
11/15	$8,465	$9,984	$10,357
12/15	$7,962	$9,804	$10,086
1/16	$7,515	$9,213	$9,889
2/16	$7,634	$9,149	$9,970
3/16	$8,347	$9,827	$10,777
4/16	$8,675	$9,972	$11,246
5/16	$8,670	$9,985	$11,327
6/16	$8,821	$9,924	$11,516
7/16	$9,029	$10,352	$11,826
8/16	$9,065	$10,387	$11,865
9/16	$9,216	$10,451	$12,069
10/16	$8,894	$10,273	$11,657
11/16	$9,065	$10,351	$11,897
12/16	$9,076	$10,575	$11,997
1/17	$9,294	$10,864	$12,320
2/17	$9,476	$11,169	$12,577
3/17	$9,612	$11,305	$12,750
4/17	$9,804	$11,482	$13,022
5/17	$9,820	$11,735	$13,052
6/17	$9,872	$11,789	$13,118
7/17	$10,122	$12,118	$13,463
8/17	$9,987	$12,164	$13,286
9/17	$10,366	$12,399	$13,816
10/17	$10,523	$12,657	$14,028
11/17	$10,772	$12,902	$14,388
12/17	$10,789	$13,110	$14,457
1/18	$10,999	$13,850	$14,757
2/18	$10,390	$13,268	$13,967
3/18	$10,448	$12,984	$14,002
4/18	$10,448	$13,108	$14,059
5/18	$10,490	$13,124	$14,099
6/18	$10,348	$13,053	$13,957
7/18	$10,668	$13,447	$14,386
8/18	$10,595	$13,552	$14,331
9/18	$10,506	$13,611	$14,225
10/18	$9,639	$12,591	$13,041
11/18	$9,860	$12,776	$13,328
12/18	$9,319	$11,876	$12,615
1/19	$10,091	$12,813	$13,746
2/19	$10,415	$13,156	$14,214
3/19	$10,405	$13,322	$14,193
4/19	$10,783	$13,771	$14,708
5/19	$10,091	$12,954	$13,773
6/19	$10,926	$13,803	$14,952
7/19	$10,905	$13,843	$14,990
8/19	$10,735	$13,515	$14,717
9/19	$11,017	$13,799	$15,106
10/19	$11,512	$14,177	$15,817
11/19	$11,522	$14,523	$15,841
12/19	$11,930	$15,034	$16,444
1/20	$11,796	$14,868	$16,310
2/20	$10,937	$13,667	$15,016
3/20	$9,199	$11,822	$12,706
4/20	$9,977	$13,089	$13,795
5/20	$10,524	$13,658	$14,502
6/20	$10,674	$14,094	$14,723
7/20	$11,163	$14,840	$15,454
8/20	$11,700	$15,748	$16,234
9/20	$11,630	$15,240	$16,122
10/20	$11,630	$14,870	$16,131
11/20	$12,988	$16,703	$18,090
12/20	$13,694	$17,478	$19,065
1/21	$13,564	$17,399	$18,934
2/21	$13,986	$17,802	$19,525
3/21	$14,592	$18,277	$20,380
4/21	$15,224	$19,076	$21,294
5/21	$15,451	$19,373	$21,614
6/21	$15,397	$19,628	$21,562
7/21	$15,911	$19,764	$22,303
8/21	$16,420	$20,258	$23,061
9/21	$15,473	$19,421	$21,794
10/21	$16,149	$20,413	$22,716
11/21	$15,944	$19,921	$22,430
12/21	$16,788	$20,718	$23,679
1/22	$15,467	$19,701	$21,747
2/22	$15,047	$19,192	$21,250
3/22	$15,036	$19,607	$21,331
4/22	$13,911	$18,038	$19,745
5/22	$13,911	$18,059	$19,688
6/22	$12,846	$16,537	$18,159
7/22	$14,031	$17,692	$19,843
8/22	$13,283	$17,040	$18,888
9/22	$11,973	$15,409	$17,039
10/22	$12,928	$16,339	$18,377
11/22	$14,069	$17,606	$19,838
12/22	$13,495	$16,913	$19,190
1/23	$14,664	$18,126	$20,830
2/23	$14,337	$17,606	$20,465
3/23	$14,548	$18,149	$20,730
4/23	$14,559	$18,410	$20,760
5/23	$14,309	$18,213	$20,390
6/23	$15,140	$19,270	$21,606
7/23	$15,539	$19,976	$22,247
8/23	$14,963	$19,418	$21,444
9/23	$13,888	$18,615	$19,935
10/23	$13,412	$18,055	$19,188
11/23	$14,875	$19,721	$21,364
12/23	$15,965	$20,669	$22,954
1/24	$15,340	$20,790	$22,167
2/24	$16,051	$21,682	$23,112
3/24	$16,545	$22,363	$23,859
4/24	$15,937	$21,625	$23,051
5/24	$16,653	$22,503	$23,981
6/24	$16,187	$23,004	$23,387
7/24	$17,210	$23,375	$24,877
8/24	$17,580	$23,969	$25,425
9/24	$18,299	$24,526	$26,534

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	31.73%	10.67%	6.80%
Class A with 5.25% Maximum Sales Charge	24.81%	9.48%	6.22%
MSCI ACWI Index (net of foreign withholding taxes)	31.76%	12.18%	9.38%
Calvert Global Water Research Spliced BenchmarkFootnote Reference2	33.10%	11.91%	10.24%
Footnote	Description
Footnote[1]	Effective April 11, 2016, the Fund changed its investment objective and principal investment strategies. Performance prior to April 11, 2016 reflects the Fund’s performance under its former investment objective and policies. Please see the Fund's prospectus for further information.
Footnote[2]	Benchmark is comprised of the S-Network Global Water Index prior to April 11, 2016 and Calvert Global Water Research Index thereafter. The Calvert Global Water Research Index is composed of stocks of companies that manage water use in a sustainable manner or are facilitating the move to a more sustainable economy. The Calvert Global Water Research Index incepted on February 5, 2016; accordingly, the ten year return is not available.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$606,147,530
# of Portfolio Holdings	111
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$3,806,564

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

United States
48.7%
United Kingdom
7.8%
Japan
7.8%
China
5.1%
Switzerland
4.8%
Brazil
3.7%
France
3.3%
Australia
2.3%
Italy
2.0%
South Korea
1.9%
Other
12.6%

Value	Value
Other	12.6%
South Korea	1.9%
Italy	2.0%
Australia	2.3%
France	3.3%
Brazil	3.7%
Switzerland	4.8%
China	5.1%
Japan	7.8%
United Kingdom	7.8%
United States	48.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Ecolab, Inc.	1.8%
Pentair PLC	1.7%
Xylem, Inc.	1.7%
American Water Works Co., Inc.	1.7%
Veralto Corp.	1.6%
Veolia Environnement SA	1.6%
Tetra Tech, Inc.	1.5%
Zurn Elkay Water Solutions Corp., Class C	1.5%
United Utilities Group PLC	1.5%
Severn Trent PLC	1.5%
Total	16.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CFWAX-TSR-AR

Calvert Global Water Fund

Class C CFWCX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Global Water Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$230	1.99%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Not owning shares of NVIDIA Corp., which appreciated 179.24% during the period riding the crest of the artificial intelligence wave, hurt relative returns

↓ An overweight exposure to Orbia Advance Corp., a water infrastructure company, hampered returns as its earnings and revenues fell during the period

↓ Not owning shares of technology giant Meta Platforms ― owner of Facebook and other popular brands ― which appreciated 91.08% during the period, hurt returns

↓ An allocation to Energy Recovery, Inc., a water technology firm, detracted from Index-relative returns on the basis of lower revenues and negative earnings

↑ An overweight position in Hawkins, Inc., a provider of water treatment chemicals and equipment, contributed to returns as it reported strong earnings

↑ An overweight position in Organo Corp., a Japanese manufacturer of water purifiers and electrical equipment, helped returns as it reported strong profits

↑ An overweight position in Mueller Industries, Inc., a provider of piping and plumbing systems, contributed to returns on the basis of its sales growth

↑ Reliance Worldwide Corp., Ltd., a water technology business, helped returns as improved margins in the U.S. and solid cash flows led to better-than-expected earnings

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI ACWI Index	Calvert Global Water Research Spliced Benchmark
9/14	$10,000	$10,000	$10,000
10/14	$10,130	$10,070	$10,304
11/14	$9,832	$10,239	$10,266
12/14	$9,614	$10,041	$10,201
1/15	$9,051	$9,884	$9,986
2/15	$9,696	$10,435	$10,282
3/15	$9,578	$10,273	$10,128
4/15	$9,918	$10,571	$10,624
5/15	$9,719	$10,557	$10,567
6/15	$9,426	$10,309	$10,288
7/15	$9,098	$10,398	$10,083
8/15	$8,629	$9,685	$9,576
9/15	$8,108	$9,334	$9,556
10/15	$8,747	$10,067	$10,218
11/15	$8,858	$9,984	$10,357
12/15	$8,331	$9,804	$10,086
1/16	$7,856	$9,213	$9,889
2/16	$7,973	$9,149	$9,970
3/16	$8,717	$9,827	$10,777
4/16	$9,051	$9,972	$11,246
5/16	$9,045	$9,985	$11,327
6/16	$9,192	$9,924	$11,516
7/16	$9,408	$10,352	$11,826
8/16	$9,438	$10,387	$11,865
9/16	$9,590	$10,451	$12,069
10/16	$9,244	$10,273	$11,657
11/16	$9,420	$10,351	$11,897
12/16	$9,426	$10,575	$11,997
1/17	$9,648	$10,864	$12,320
2/17	$9,830	$11,169	$12,577
3/17	$9,959	$11,305	$12,750
4/17	$10,158	$11,482	$13,022
5/17	$10,164	$11,735	$13,052
6/17	$10,211	$11,789	$13,118
7/17	$10,463	$12,118	$13,463
8/17	$10,322	$12,164	$13,286
9/17	$10,709	$12,399	$13,816
10/17	$10,855	$12,657	$14,028
11/17	$11,113	$12,902	$14,388
12/17	$11,115	$13,110	$14,457
1/18	$11,326	$13,850	$14,757
2/18	$10,698	$13,268	$13,967
3/18	$10,750	$12,984	$14,002
4/18	$10,745	$13,108	$14,059
5/18	$10,780	$13,124	$14,099
6/18	$10,627	$13,053	$13,957
7/18	$10,951	$13,447	$14,386
8/18	$10,868	$13,552	$14,331
9/18	$10,774	$13,611	$14,225
10/18	$9,875	$12,591	$13,041
11/18	$10,098	$12,776	$13,328
12/18	$9,536	$11,876	$12,615
1/19	$10,322	$12,813	$13,746
2/19	$10,647	$13,156	$14,214
3/19	$10,629	$13,322	$14,193
4/19	$11,007	$13,771	$14,708
5/19	$10,292	$12,954	$13,773
6/19	$11,143	$13,803	$14,952
7/19	$11,107	$13,843	$14,990
8/19	$10,930	$13,515	$14,717
9/19	$11,214	$13,799	$15,106
10/19	$11,704	$14,177	$15,817
11/19	$11,710	$14,523	$15,841
12/19	$12,119	$15,034	$16,444
1/20	$11,971	$14,868	$16,310
2/20	$11,095	$13,667	$15,016
3/20	$9,325	$11,822	$12,706
4/20	$10,112	$13,089	$13,795
5/20	$10,657	$13,658	$14,502
6/20	$10,799	$14,094	$14,723
7/20	$11,284	$14,840	$15,454
8/20	$11,823	$15,748	$16,234
9/20	$11,746	$15,240	$16,122
10/20	$11,734	$14,870	$16,131
11/20	$13,102	$16,703	$18,090
12/20	$13,805	$17,478	$19,065
1/21	$13,662	$17,399	$18,934
2/21	$14,083	$17,802	$19,525
3/21	$14,681	$18,277	$20,380
4/21	$15,309	$19,076	$21,294
5/21	$15,528	$19,373	$21,614
6/21	$15,463	$19,628	$21,562
7/21	$15,966	$19,764	$22,303
8/21	$16,464	$20,258	$23,061
9/21	$15,510	$19,421	$21,794
10/21	$16,180	$20,413	$22,716
11/21	$15,961	$19,921	$22,430
12/21	$16,798	$20,718	$23,679
1/22	$15,468	$19,701	$21,747
2/22	$15,035	$19,192	$21,250
3/22	$15,017	$19,607	$21,331
4/22	$13,883	$18,038	$19,745
5/22	$13,877	$18,059	$19,688
6/22	$12,808	$16,537	$18,159
7/22	$13,978	$17,692	$19,843
8/22	$13,224	$17,040	$18,888
9/22	$11,911	$15,409	$17,039
10/22	$12,856	$16,339	$18,377
11/22	$13,978	$17,606	$19,838
12/22	$13,406	$16,913	$19,190
1/23	$14,554	$18,126	$20,830
2/23	$14,219	$17,606	$20,465
3/23	$14,423	$18,149	$20,730
4/23	$14,423	$18,410	$20,760
5/23	$14,166	$18,213	$20,390
6/23	$14,979	$19,270	$21,606
7/23	$15,367	$19,976	$22,247
8/23	$14,787	$19,418	$21,444
9/23	$13,717	$18,615	$19,935
10/23	$13,233	$18,055	$19,188
11/23	$14,668	$19,721	$21,364
12/23	$15,735	$20,669	$22,954
1/24	$15,107	$20,790	$22,167
2/24	$15,802	$21,682	$23,112
3/24	$16,278	$22,363	$23,859
4/24	$15,668	$21,625	$23,051
5/24	$16,364	$22,503	$23,981
6/24	$15,894	$23,004	$23,387
7/24	$16,888	$23,375	$24,877
8/24	$17,236	$23,969	$25,425
9/24	$18,201	$24,526	$26,534

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class C	30.72%	9.83%	6.17%
Class C with 1% Maximum Deferred Sales Charge	29.72%	9.83%	6.17%
MSCI ACWI Index (net of foreign withholding taxes)	31.76%	12.18%	9.38%
Calvert Global Water Research Spliced BenchmarkFootnote Reference2	33.10%	11.91%	10.24%
Footnote	Description
Footnote[1]	Effective April 11, 2016, the Fund changed its investment objective and principal investment strategies. Performance prior to April 11, 2016 reflects the Fund’s performance under its former investment objective and policies. Please see the Fund's prospectus for further information.
Footnote[2]	Benchmark is comprised of the S-Network Global Water Index prior to April 11, 2016 and Calvert Global Water Research Index thereafter. The Calvert Global Water Research Index is composed of stocks of companies that manage water use in a sustainable manner or are facilitating the move to a more sustainable economy. The Calvert Global Water Research Index incepted on February 5, 2016; accordingly, the ten year return is not available.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$606,147,530
# of Portfolio Holdings	111
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$3,806,564

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	12.6%
South Korea	1.9%
Italy	2.0%
Australia	2.3%
France	3.3%
Brazil	3.7%
Switzerland	4.8%
China	5.1%
Japan	7.8%
United Kingdom	7.8%
United States	48.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Ecolab, Inc.	1.8%
Pentair PLC	1.7%
Xylem, Inc.	1.7%
American Water Works Co., Inc.	1.7%
Veralto Corp.	1.6%
Veolia Environnement SA	1.6%
Tetra Tech, Inc.	1.5%
Zurn Elkay Water Solutions Corp., Class C	1.5%
United Utilities Group PLC	1.5%
Severn Trent PLC	1.5%
Total	16.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CFWCX-TSR-AR

Calvert Global Water Fund

Class I CFWIX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Global Water Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$115	0.99%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↑ An overweight position in Hawkins, Inc., a provider of water treatment chemicals and equipment, contributed to returns as it reported strong earnings

↑ An overweight position in Organo Corp., a Japanese manufacturer of water purifiers and electrical equipment, helped returns as it reported strong profits

↑ An overweight position in Mueller Industries, Inc., a provider of piping and plumbing systems, contributed to returns on the basis of its sales growth

↑ Reliance Worldwide Corp., Ltd. a water technology business, helped returns as improved margins in the U.S. and solid cash flows led to better-than-expected earnings

↓ Not owning shares of NVIDIA Corp., which appreciated 179.24% during the period riding the crest of the artificial intelligence wave, hurt relative returns

↓ An overweight exposure to Orbia Advance Corp., a water infrastructure company, hampered returns as its earnings and revenues fell during the period

↓ Not owning shares of technology giant Meta Platforms ― owner of Facebook and other popular brands ― which appreciated 91.08% during the period, hurt returns

↓ An allocation to Energy Recovery, Inc., a water technology firm, detracted from Index-relative returns on the basis of lower revenues and negative earnings

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI ACWI Index	Calvert Global Water Research Spliced Benchmark
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,013,747	$1,007,043	$1,030,386
11/14	$984,725	$1,023,889	$1,026,601
12/14	$964,349	$1,004,127	$1,020,073
1/15	$908,072	$988,432	$998,568
2/15	$974,183	$1,043,460	$1,028,243
3/15	$963,256	$1,027,288	$1,012,836
4/15	$998,761	$1,057,098	$1,062,434
5/15	$979,646	$1,055,718	$1,056,713
6/15	$951,773	$1,030,863	$1,028,824
7/15	$918,986	$1,039,816	$1,008,289
8/15	$872,545	$968,536	$957,643
9/15	$820,635	$933,447	$955,649
10/15	$886,746	$1,006,706	$1,021,817
11/15	$898,762	$998,395	$1,035,708
12/15	$845,749	$980,390	$1,008,648
1/16	$798,822	$921,262	$988,901
2/16	$811,525	$914,921	$996,987
3/16	$887,707	$982,726	$1,077,705
4/16	$923,038	$997,232	$1,124,634
5/16	$923,043	$998,492	$1,132,651
6/16	$938,507	$992,443	$1,151,565
7/16	$961,702	$1,035,214	$1,182,615
8/16	$965,561	$1,038,695	$1,186,508
9/16	$982,131	$1,045,061	$1,206,917
10/16	$947,897	$1,027,323	$1,165,671
11/16	$966,665	$1,035,131	$1,189,690
12/16	$967,766	$1,057,491	$1,199,699
1/17	$991,503	$1,086,406	$1,232,015
2/17	$1,011,372	$1,116,881	$1,257,673
3/17	$1,025,723	$1,130,545	$1,275,015
4/17	$1,047,247	$1,148,164	$1,302,242
5/17	$1,048,907	$1,173,519	$1,305,155
6/17	$1,054,436	$1,178,855	$1,311,811
7/17	$1,081,487	$1,211,800	$1,346,340
8/17	$1,067,676	$1,216,443	$1,328,551
9/17	$1,108,521	$1,239,945	$1,381,634
10/17	$1,125,087	$1,265,692	$1,402,836
11/17	$1,152,697	$1,290,194	$1,438,817
12/17	$1,154,585	$1,310,994	$1,445,708
1/18	$1,177,530	$1,384,956	$1,475,660
2/18	$1,113,201	$1,326,790	$1,396,722
3/18	$1,119,348	$1,298,388	$1,400,239
4/18	$1,119,908	$1,310,787	$1,405,893
5/18	$1,124,382	$1,312,423	$1,409,896
6/18	$1,109,273	$1,305,316	$1,395,701
7/18	$1,144,522	$1,344,680	$1,438,643
8/18	$1,136,694	$1,355,245	$1,433,121
9/18	$1,127,194	$1,361,143	$1,422,480
10/18	$1,034,337	$1,259,140	$1,304,092
11/18	$1,058,386	$1,277,556	$1,332,843
12/18	$1,000,823	$1,187,572	$1,261,507
1/19	$1,083,843	$1,281,342	$1,374,573
2/19	$1,119,101	$1,315,614	$1,421,407
3/19	$1,117,964	$1,332,159	$1,419,350
4/19	$1,158,913	$1,377,141	$1,470,801
5/19	$1,084,995	$1,295,450	$1,377,334
6/19	$1,175,413	$1,380,276	$1,495,178
7/19	$1,172,563	$1,384,320	$1,499,002
8/19	$1,154,944	$1,351,481	$1,471,706
9/19	$1,185,656	$1,379,918	$1,510,649
10/19	$1,239,119	$1,417,685	$1,581,675
11/19	$1,240,267	$1,452,292	$1,584,082
12/19	$1,284,626	$1,503,435	$1,644,417
1/20	$1,270,265	$1,486,828	$1,630,993
2/20	$1,178,303	$1,366,737	$1,501,592
3/20	$990,914	$1,182,223	$1,270,589
4/20	$1,075,413	$1,308,869	$1,379,458
5/20	$1,134,608	$1,365,793	$1,450,212
6/20	$1,150,712	$1,409,434	$1,472,315
7/20	$1,203,590	$1,483,974	$1,545,363
8/20	$1,262,205	$1,574,801	$1,623,397
9/20	$1,254,723	$1,524,025	$1,612,163
10/20	$1,254,737	$1,486,978	$1,613,106
11/20	$1,401,894	$1,670,267	$1,808,978
12/20	$1,478,310	$1,747,816	$1,906,463
1/21	$1,464,384	$1,739,867	$1,893,420
2/21	$1,510,804	$1,780,169	$1,952,461
3/21	$1,576,382	$1,827,716	$2,038,007
4/21	$1,644,876	$1,907,628	$2,129,437
5/21	$1,669,842	$1,937,315	$2,161,395
6/21	$1,664,598	$1,962,847	$2,156,202
7/21	$1,720,341	$1,976,370	$2,230,334
8/21	$1,775,480	$2,025,837	$2,306,085
9/21	$1,673,908	$1,942,150	$2,179,377
10/21	$1,747,621	$2,041,284	$2,271,570
11/21	$1,725,565	$1,992,129	$2,242,992
12/21	$1,817,417	$2,071,815	$2,367,866
1/22	$1,674,725	$1,970,063	$2,174,688
2/22	$1,628,923	$1,919,182	$2,124,974
3/22	$1,628,335	$1,960,750	$2,133,104
4/22	$1,506,783	$1,803,808	$1,974,530
5/22	$1,507,370	$1,805,919	$1,968,790
6/22	$1,392,277	$1,653,686	$1,815,917
7/22	$1,520,876	$1,769,167	$1,984,341
8/22	$1,439,841	$1,704,036	$1,888,825
9/22	$1,298,323	$1,540,910	$1,703,891
10/22	$1,402,259	$1,633,899	$1,837,683
11/22	$1,526,161	$1,760,630	$1,983,758
12/22	$1,464,849	$1,691,347	$1,918,994
1/23	$1,591,500	$1,812,578	$2,083,000
2/23	$1,556,253	$1,760,629	$2,046,460
3/23	$1,579,552	$1,814,914	$2,072,973
4/23	$1,581,344	$1,840,999	$2,076,017
5/23	$1,554,461	$1,821,281	$2,039,035
6/23	$1,644,670	$1,927,026	$2,160,638
7/23	$1,688,878	$1,997,570	$2,224,730
8/23	$1,626,150	$1,941,751	$2,144,446
9/23	$1,510,253	$1,861,458	$1,993,511
10/23	$1,458,278	$1,805,489	$1,918,786
11/23	$1,617,786	$1,972,129	$2,136,384
12/23	$1,736,523	$2,066,858	$2,295,428
1/24	$1,668,954	$2,078,974	$2,216,665
2/24	$1,746,966	$2,168,190	$2,311,225
3/24	$1,801,021	$2,236,264	$2,385,856
4/24	$1,735,295	$2,162,483	$2,305,134
5/24	$1,813,920	$2,250,309	$2,398,064
6/24	$1,762,937	$2,300,429	$2,338,708
7/24	$1,874,733	$2,337,529	$2,487,671
8/24	$1,915,274	$2,396,894	$2,542,507
9/24	$1,993,819	$2,452,576	$2,653,403

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	32.02%	10.94%	7.14%
MSCI ACWI Index (net of foreign withholding taxes)	31.76%	12.18%	9.38%
Calvert Global Water Research Spliced BenchmarkFootnote Reference2	33.10%	11.91%	10.24%
Footnote	Description
Footnote[1]	Effective April 11, 2016, the Fund changed its investment objective and principal investment strategies. Performance prior to April 11, 2016 reflects the Fund’s performance under its former investment objective and policies. Please see the Fund's prospectus for further information.
Footnote[2]	Benchmark is comprised of the S-Network Global Water Index prior to April 11, 2016 and Calvert Global Water Research Index thereafter. The Calvert Global Water Research Index is composed of stocks of companies that manage water use in a sustainable manner or are facilitating the move to a more sustainable economy. The Calvert Global Water Research Index incepted on February 5, 2016; accordingly, the ten year return is not available.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$606,147,530
# of Portfolio Holdings	111
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$3,806,564

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	12.6%
South Korea	1.9%
Italy	2.0%
Australia	2.3%
France	3.3%
Brazil	3.7%
Switzerland	4.8%
China	5.1%
Japan	7.8%
United Kingdom	7.8%
United States	48.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Ecolab, Inc.	1.8%
Pentair PLC	1.7%
Xylem, Inc.	1.7%
American Water Works Co., Inc.	1.7%
Veralto Corp.	1.6%
Veolia Environnement SA	1.6%
Tetra Tech, Inc.	1.5%
Zurn Elkay Water Solutions Corp., Class C	1.5%
United Utilities Group PLC	1.5%
Severn Trent PLC	1.5%
Total	16.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CFWIX-TSR-AR

Calvert Green Bond Fund

Class A CGAFX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Green Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.73%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA USD Green Bond Index (the Index):

↓ The Fund’s selections in government-related securities detracted from performance relative to the Index during the period

↓ An out-of-Index allocation to asset-backed securities, commercial mortgage-backed securities, and agency mortgage-backed securities detracted from Index-relative returns during the period

↓ An underweight position in investment-grade corporate bonds hampered returns relative to the Index during the period

↑ The Fund’s use of U.S. Treasury futures contracts to help manage interest rate movements during the period aided performance relative to the Index

↑ The Fund’s interest-rate duration position contributed to performance relative to the Index during the period

↑ An underweight position in government-related securities and an overweight position in high yield corporate bonds contributed to Index-relative returns

↑ The Fund’s selections in investment-grade corporate bonds aided performance relative to the Index

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA USD Green Bond Index
9/14	$9,675	$10,000	$10,000
10/14	$9,743	$10,098	$10,058
11/14	$9,805	$10,152	$10,133
12/14	$9,827	$10,134	$10,186
1/15	$10,027	$10,327	$10,348
2/15	$9,962	$10,267	$10,266
3/15	$9,993	$10,309	$10,317
4/15	$9,940	$10,297	$10,294
5/15	$9,912	$10,279	$10,285
6/15	$9,800	$10,164	$10,205
7/15	$9,858	$10,224	$10,261
8/15	$9,838	$10,194	$10,264
9/15	$9,864	$10,233	$10,338
10/15	$9,875	$10,266	$10,320
11/15	$9,830	$10,229	$10,314
12/15	$9,802	$10,178	$10,281
1/16	$9,914	$10,290	$10,421
2/16	$9,961	$10,363	$10,463
3/16	$10,061	$10,490	$10,533
4/16	$10,107	$10,562	$10,563
5/16	$10,134	$10,570	$10,572
6/16	$10,279	$10,756	$10,724
7/16	$10,367	$10,844	$10,771
8/16	$10,369	$10,856	$10,757
9/16	$10,378	$10,859	$10,770
10/16	$10,320	$10,787	$10,697
11/16	$10,163	$10,544	$10,433
12/16	$10,160	$10,576	$10,435
1/17	$10,203	$10,613	$10,471
2/17	$10,265	$10,695	$10,558
3/17	$10,265	$10,691	$10,577
4/17	$10,319	$10,780	$10,655
5/17	$10,376	$10,863	$10,738
6/17	$10,383	$10,854	$10,727
7/17	$10,431	$10,908	$10,784
8/17	$10,505	$11,002	$10,872
9/17	$10,451	$10,963	$10,821
10/17	$10,449	$10,976	$10,807
11/17	$10,444	$10,960	$10,809
12/17	$10,466	$11,008	$10,811
1/18	$10,381	$10,902	$10,706
2/18	$10,318	$10,799	$10,618
3/18	$10,348	$10,853	$10,636
4/18	$10,294	$10,781	$10,560
5/18	$10,340	$10,840	$10,591
6/18	$10,342	$10,824	$10,606
7/18	$10,339	$10,847	$10,631
8/18	$10,414	$10,900	$10,674
9/18	$10,367	$10,853	$10,637
10/18	$10,308	$10,763	$10,527
11/18	$10,362	$10,811	$10,535
12/18	$10,497	$10,980	$10,799
1/19	$10,581	$11,132	$10,923
2/19	$10,609	$11,144	$10,945
3/19	$10,785	$11,345	$11,162
4/19	$10,812	$11,361	$11,201
5/19	$10,953	$11,535	$11,372
6/19	$11,095	$11,698	$11,551
7/19	$11,166	$11,733	$11,598
8/19	$11,428	$11,998	$11,871
9/19	$11,353	$11,946	$11,801
10/19	$11,386	$11,985	$11,860
11/19	$11,378	$11,982	$11,850
12/19	$11,338	$12,000	$11,863
1/20	$11,607	$12,216	$12,123
2/20	$11,726	$12,399	$12,306
3/20	$11,084	$12,156	$11,811
4/20	$11,506	$12,400	$12,157
5/20	$11,569	$12,516	$12,276
6/20	$11,723	$12,620	$12,468
7/20	$11,964	$12,842	$12,709
8/20	$11,937	$12,768	$12,637
9/20	$11,952	$12,745	$12,600
10/20	$11,937	$12,699	$12,584
11/20	$12,084	$12,865	$12,796
12/20	$12,130	$12,909	$12,870
1/21	$12,106	$12,828	$12,769
2/21	$11,951	$12,663	$12,546
3/21	$11,868	$12,515	$12,424
4/21	$11,895	$12,621	$12,547
5/21	$11,916	$12,669	$12,596
6/21	$11,972	$12,761	$12,719
7/21	$12,103	$12,889	$12,853
8/21	$12,065	$12,881	$12,839
9/21	$11,972	$12,771	$12,702
10/21	$11,917	$12,760	$12,694
11/21	$11,923	$12,776	$12,691
12/21	$11,897	$12,767	$12,667
1/22	$11,671	$12,487	$12,370
2/22	$11,468	$12,317	$12,173
3/22	$11,219	$11,986	$11,883
4/22	$10,857	$11,539	$11,444
5/22	$10,850	$11,603	$11,469
6/22	$10,587	$11,371	$11,262
7/22	$10,897	$11,657	$11,498
8/22	$10,606	$11,354	$11,267
9/22	$10,215	$10,865	$10,783
10/22	$10,166	$10,745	$10,653
11/22	$10,465	$11,146	$11,039
12/22	$10,349	$11,108	$11,051
1/23	$10,680	$11,453	$11,359
2/23	$10,457	$11,171	$11,105
3/23	$10,621	$11,434	$11,330
4/23	$10,710	$11,503	$11,449
5/23	$10,608	$11,384	$11,326
6/23	$9,986	$11,366	$11,311
7/23	$10,021	$11,378	$11,350
8/23	$9,974	$11,309	$11,296
9/23	$9,792	$11,040	$11,090
10/23	$9,663	$10,874	$10,944
11/23	$10,053	$11,363	$11,387
12/23	$10,399	$11,794	$11,778
1/24	$10,391	$11,766	$11,769
2/24	$10,301	$11,625	$11,667
3/24	$10,395	$11,739	$11,773
4/24	$10,205	$11,465	$11,559
5/24	$10,362	$11,655	$11,736
6/24	$10,443	$11,761	$11,828
7/24	$10,643	$12,028	$12,054
8/24	$10,806	$12,205	$12,239
9/24	$12,403	$12,373	$12,403

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	11.33%	0.33%	1.78%
Class A with 3.25% Maximum Sales Charge	7.71%	(0.32)%	1.44%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
ICE BofA USD Green Bond IndexFootnote Reference2	11.83%	1.00%	2.17%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.
Footnote[2]	The ICE BofA USD Green Bond Index commenced operations on December 31, 2014. The ten year return prior to that date reflects the Fund’s previous primary benchmark, ICE BofA Green Bond Index-Hedged USD.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$804,720,833
# of Portfolio Holdings	182
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$1,443,411

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Preferred Stocks	1.2%
Taxable Municipal Obligations	1.4%
Short-Term Investments	1.8%
Commercial Mortgage-Backed Securities	7.5%
Asset-Backed Securities	10.0%
Sovereign Government Bonds	10.6%
U.S. Government Agency Mortgage-Backed Securities	14.5%
Corporate Bonds	52.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

AAA
44.1%
AA
9.8%
A
21.3%
BBB
20.1%
BB
2.3%
B
0.5%
Not Rated
0.1%
Cash & Equivalents
1.8%

Value	Value
Cash & Equivalents	1.8%
Not Rated	0.1%
B	0.5%
BB	2.3%
BBB	20.1%
A	21.3%
AA	9.8%
AAA	44.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CGAFX-TSR-AR

Calvert Green Bond Fund

Class I CGBIX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Green Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.48%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA USD Green Bond Index (the Index):

↓ The Fund’s selections in government-related securities detracted from performance relative to the Index during the period

↓ An out-of-Index allocation to asset-backed securities, commercial mortgage-backed securities, and agency mortgage-backed securities detracted from Index-relative returns during the period

↓ An underweight position in investment-grade corporate bonds hampered returns relative to the Index during the period

↑ The Fund’s use of U.S. Treasury futures contracts to help manage interest rate movements during the period aided performance relative to the Index

↑ The Fund’s interest-rate duration position contributed to performance relative to the Index during the period

↑ An underweight position in government-related securities and an overweight position in high yield corporate bonds contributed to Index-relative returns

↑ The Fund’s selections in investment-grade corporate bonds aided performance relative to the Index

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	ICE BofA USD Green Bond Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,007,358	$1,009,792	$1,005,794
11/14	$1,014,202	$1,015,242	$1,013,327
12/14	$1,016,841	$1,013,408	$1,018,620
1/15	$1,037,857	$1,032,698	$1,034,826
2/15	$1,031,497	$1,026,679	$1,026,636
3/15	$1,035,042	$1,030,917	$1,031,668
4/15	$1,029,906	$1,029,721	$1,029,366
5/15	$1,026,674	$1,027,919	$1,028,511
6/15	$1,015,984	$1,016,447	$1,020,464
7/15	$1,022,995	$1,022,366	$1,026,117
8/15	$1,020,609	$1,019,354	$1,026,433
9/15	$1,023,633	$1,023,344	$1,033,797
10/15	$1,025,115	$1,026,615	$1,032,025
11/15	$1,020,681	$1,022,871	$1,031,393
12/15	$1,018,793	$1,017,761	$1,028,052
1/16	$1,030,762	$1,028,996	$1,042,099
2/16	$1,036,008	$1,036,306	$1,046,255
3/16	$1,046,664	$1,049,006	$1,053,345
4/16	$1,051,154	$1,056,153	$1,056,319
5/16	$1,054,909	$1,056,978	$1,057,195
6/16	$1,069,681	$1,075,586	$1,072,383
7/16	$1,079,914	$1,084,449	$1,077,089
8/16	$1,080,449	$1,085,619	$1,075,673
9/16	$1,080,988	$1,085,877	$1,076,987
10/16	$1,076,021	$1,078,673	$1,069,673
11/16	$1,059,982	$1,054,427	$1,043,301
12/16	$1,060,069	$1,057,560	$1,043,525
1/17	$1,064,864	$1,061,291	$1,047,090
2/17	$1,071,658	$1,069,479	$1,055,800
3/17	$1,072,015	$1,069,121	$1,057,684
4/17	$1,077,981	$1,077,992	$1,065,538
5/17	$1,084,193	$1,086,309	$1,073,819
6/17	$1,085,301	$1,085,388	$1,072,678
7/17	$1,090,635	$1,090,794	$1,078,443
8/17	$1,098,799	$1,100,205	$1,087,183
9/17	$1,093,426	$1,096,333	$1,082,100
10/17	$1,093,436	$1,097,650	$1,080,674
11/17	$1,093,171	$1,095,989	$1,080,868
12/17	$1,095,762	$1,100,820	$1,081,061
1/18	$1,087,093	$1,090,227	$1,070,641
2/18	$1,081,459	$1,079,889	$1,061,809
3/18	$1,084,811	$1,085,336	$1,063,612
4/18	$1,079,394	$1,078,094	$1,056,024
5/18	$1,084,424	$1,083,973	$1,059,079
6/18	$1,084,820	$1,082,401	$1,060,577
7/18	$1,085,522	$1,084,667	$1,063,123
8/18	$1,092,913	$1,090,010	$1,067,361
9/18	$1,088,163	$1,085,340	$1,063,684
10/18	$1,082,977	$1,076,261	$1,052,652
11/18	$1,088,871	$1,081,101	$1,053,477
12/18	$1,103,174	$1,098,015	$1,079,870
1/19	$1,112,979	$1,113,155	$1,092,297
2/19	$1,116,134	$1,114,368	$1,094,487
3/19	$1,134,811	$1,134,491	$1,116,193
4/19	$1,137,210	$1,136,079	$1,120,095
5/19	$1,152,263	$1,153,482	$1,137,248
6/19	$1,168,123	$1,169,797	$1,155,105
7/19	$1,175,055	$1,173,279	$1,159,770
8/19	$1,202,893	$1,199,827	$1,187,089
9/19	$1,195,238	$1,194,629	$1,180,112
10/19	$1,199,000	$1,198,489	$1,186,030
11/19	$1,198,436	$1,198,249	$1,184,981
12/19	$1,195,162	$1,200,035	$1,186,325
1/20	$1,222,973	$1,221,573	$1,212,310
2/20	$1,235,781	$1,239,864	$1,230,554
3/20	$1,168,446	$1,215,645	$1,181,080
4/20	$1,213,158	$1,239,996	$1,215,682
5/20	$1,220,777	$1,251,577	$1,227,610
6/20	$1,236,518	$1,262,020	$1,246,750
7/20	$1,262,922	$1,284,189	$1,270,871
8/20	$1,259,568	$1,276,784	$1,263,690
9/20	$1,261,371	$1,274,483	$1,260,023
10/20	$1,260,044	$1,269,928	$1,258,434
11/20	$1,275,809	$1,286,499	$1,279,611
12/20	$1,280,944	$1,290,942	$1,286,996
1/21	$1,278,726	$1,282,828	$1,276,932
2/21	$1,262,655	$1,266,275	$1,254,573
3/21	$1,254,087	$1,251,539	$1,242,360
4/21	$1,257,190	$1,262,063	$1,254,736
5/21	$1,259,685	$1,266,877	$1,259,554
6/21	$1,265,903	$1,276,113	$1,271,879
7/21	$1,280,012	$1,288,927	$1,285,264
8/21	$1,276,205	$1,288,066	$1,283,909
9/21	$1,266,682	$1,277,067	$1,270,229
10/21	$1,261,174	$1,276,023	$1,269,363
11/21	$1,261,998	$1,277,564	$1,269,119
12/21	$1,259,604	$1,276,703	$1,266,654
1/22	$1,235,929	$1,248,712	$1,237,022
2/22	$1,214,688	$1,231,687	$1,217,271
3/22	$1,188,566	$1,198,643	$1,188,312
4/22	$1,150,592	$1,153,936	$1,144,369
5/22	$1,150,086	$1,160,286	$1,146,874
6/22	$1,122,460	$1,137,100	$1,126,247
7/22	$1,154,716	$1,165,689	$1,149,808
8/22	$1,124,113	$1,135,386	$1,126,706
9/22	$1,083,773	$1,086,469	$1,078,321
10/22	$1,078,759	$1,074,548	$1,065,283
11/22	$1,110,750	$1,114,614	$1,103,868
12/22	$1,098,663	$1,110,828	$1,105,050
1/23	$1,134,015	$1,145,286	$1,135,853
2/23	$1,109,715	$1,117,145	$1,110,489
3/23	$1,128,169	$1,143,352	$1,132,991
4/23	$1,137,849	$1,150,337	$1,144,878
5/23	$1,127,343	$1,138,410	$1,132,614
6/23	$998,642	$1,136,641	$1,131,076
7/23	$1,002,149	$1,137,771	$1,135,048
8/23	$997,356	$1,130,920	$1,129,619
9/23	$979,162	$1,103,953	$1,109,012
10/23	$966,274	$1,087,351	$1,094,415
11/23	$1,005,342	$1,136,287	$1,138,664
12/23	$1,039,922	$1,179,403	$1,177,830
1/24	$1,039,059	$1,176,580	$1,176,852
2/24	$1,030,065	$1,162,474	$1,166,666
3/24	$1,039,464	$1,173,887	$1,177,311
4/24	$1,020,541	$1,146,456	$1,155,879
5/24	$1,036,154	$1,165,459	$1,173,562
6/24	$1,044,329	$1,176,114	$1,182,821
7/24	$1,064,277	$1,202,809	$1,205,414
8/24	$1,080,591	$1,220,515	$1,223,892
9/24	$1,240,251	$1,237,255	$1,240,251

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	11.68%	0.58%	2.10%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
ICE BofA USD Green Bond IndexFootnote Reference2	11.83%	1.00%	2.17%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.
Footnote[2]	The ICE BofA USD Green Bond Index commenced operations on December 31, 2014. The ten year return prior to that date reflects the Fund’s previous primary benchmark, ICE BofA Green Bond Index-Hedged USD.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$804,720,833
# of Portfolio Holdings	182
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$1,443,411

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Preferred Stocks	1.2%
Taxable Municipal Obligations	1.4%
Short-Term Investments	1.8%
Commercial Mortgage-Backed Securities	7.5%
Asset-Backed Securities	10.0%
Sovereign Government Bonds	10.6%
U.S. Government Agency Mortgage-Backed Securities	14.5%
Corporate Bonds	52.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Cash & Equivalents	1.8%
Not Rated	0.1%
B	0.5%
BB	2.3%
BBB	20.1%
A	21.3%
AA	9.8%
AAA	44.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CGBIX-TSR-AR

Calvert Green Bond Fund

Class R6 CBGRX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Green Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.43%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA USD Green Bond Index (the Index):

↓ The Fund’s selections in government-related securities detracted from performance relative to the Index during the period

↓ An out-of-Index allocation to asset-backed securities, commercial mortgage-backed securities, and agency mortgage-backed securities detracted from Index-relative returns during the period

↓ An underweight position in investment-grade corporate bonds hampered returns relative to the Index during the period

↑ The Fund’s use of U.S. Treasury futures contracts to help manage interest rate movements during the period aided performance relative to the Index

↑ The Fund’s interest-rate duration position contributed to performance relative to the Index during the period

↑ An underweight position in government-related securities and an overweight position in high yield corporate bonds contributed to Index-relative returns

↑ The Fund’s selections in investment-grade corporate bonds aided performance relative to the Index

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	ICE BofA USD Green Bond Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,036,790	$5,048,962	$5,028,970
11/14	$5,071,010	$5,076,209	$5,066,635
12/14	$5,084,204	$5,067,038	$5,093,100
1/15	$5,189,286	$5,163,490	$5,174,130
2/15	$5,157,483	$5,133,397	$5,133,180
3/15	$5,175,212	$5,154,585	$5,158,340
4/15	$5,149,530	$5,148,604	$5,146,830
5/15	$5,133,372	$5,139,597	$5,142,555
6/15	$5,079,922	$5,082,236	$5,102,320
7/15	$5,114,973	$5,111,830	$5,130,585
8/15	$5,103,046	$5,096,768	$5,132,165
9/15	$5,118,167	$5,116,718	$5,168,985
10/15	$5,125,577	$5,133,074	$5,160,125
11/15	$5,103,406	$5,114,355	$5,156,965
12/15	$5,093,963	$5,088,805	$5,140,260
1/16	$5,153,810	$5,144,980	$5,210,495
2/16	$5,180,041	$5,181,528	$5,231,275
3/16	$5,233,318	$5,245,029	$5,266,725
4/16	$5,255,772	$5,280,765	$5,281,595
5/16	$5,274,545	$5,284,889	$5,285,975
6/16	$5,348,404	$5,377,929	$5,361,915
7/16	$5,399,571	$5,422,245	$5,385,445
8/16	$5,402,245	$5,428,094	$5,378,365
9/16	$5,404,939	$5,429,384	$5,384,935
10/16	$5,380,106	$5,393,365	$5,348,365
11/16	$5,299,908	$5,272,137	$5,216,505
12/16	$5,300,344	$5,287,798	$5,217,625
1/17	$5,324,320	$5,306,454	$5,235,450
2/17	$5,358,288	$5,347,397	$5,279,000
3/17	$5,360,074	$5,345,606	$5,288,420
4/17	$5,389,904	$5,389,960	$5,327,690
5/17	$5,420,964	$5,431,545	$5,369,095
6/17	$5,426,503	$5,426,940	$5,363,390
7/17	$5,453,177	$5,453,971	$5,392,215
8/17	$5,493,996	$5,501,026	$5,435,915
9/17	$5,467,132	$5,481,666	$5,410,500
10/17	$5,467,182	$5,488,248	$5,403,370
11/17	$5,465,853	$5,479,943	$5,404,340
12/17	$5,478,811	$5,504,100	$5,405,305
1/18	$5,435,467	$5,451,135	$5,353,205
2/18	$5,407,295	$5,399,447	$5,309,045
3/18	$5,424,053	$5,426,680	$5,318,060
4/18	$5,396,970	$5,390,471	$5,280,120
5/18	$5,422,120	$5,419,867	$5,295,395
6/18	$5,424,099	$5,412,007	$5,302,885
7/18	$5,427,608	$5,423,333	$5,315,615
8/18	$5,464,567	$5,450,052	$5,336,805
9/18	$5,440,815	$5,426,699	$5,318,420
10/18	$5,414,885	$5,381,303	$5,263,260
11/18	$5,444,353	$5,405,504	$5,267,385
12/18	$5,515,869	$5,490,077	$5,399,350
1/19	$5,564,897	$5,565,773	$5,461,485
2/19	$5,579,416	$5,571,839	$5,472,435
3/19	$5,673,093	$5,672,454	$5,580,965
4/19	$5,685,401	$5,680,394	$5,600,475
5/19	$5,760,981	$5,767,409	$5,686,240
6/19	$5,840,618	$5,848,985	$5,775,525
7/19	$5,879,285	$5,866,395	$5,798,850
8/19	$6,018,698	$5,999,137	$5,935,445
9/19	$5,980,684	$5,973,146	$5,900,560
10/19	$5,999,769	$5,992,444	$5,930,150
11/19	$5,997,218	$5,991,246	$5,924,905
12/19	$5,977,328	$6,000,174	$5,931,625
1/20	$6,120,481	$6,107,865	$6,061,550
2/20	$6,184,795	$6,199,319	$6,152,770
3/20	$5,848,262	$6,078,224	$5,905,400
4/20	$6,072,196	$6,199,980	$6,078,410
5/20	$6,106,724	$6,257,887	$6,138,050
6/20	$6,189,578	$6,310,102	$6,233,750
7/20	$6,321,949	$6,420,945	$6,354,355
8/20	$6,305,458	$6,383,919	$6,318,450
9/20	$6,314,744	$6,372,414	$6,300,115
10/20	$6,308,385	$6,349,638	$6,292,170
11/20	$6,387,539	$6,432,497	$6,398,055
12/20	$6,413,525	$6,454,709	$6,434,980
1/21	$6,402,715	$6,414,139	$6,384,660
2/21	$6,322,548	$6,331,377	$6,272,865
3/21	$6,279,950	$6,257,696	$6,211,800
4/21	$6,295,755	$6,310,316	$6,273,680
5/21	$6,308,499	$6,334,386	$6,297,770
6/21	$6,339,891	$6,380,565	$6,359,395
7/21	$6,410,789	$6,444,633	$6,426,320
8/21	$6,392,014	$6,440,332	$6,419,545
9/21	$6,344,616	$6,385,334	$6,351,145
10/21	$6,317,319	$6,380,115	$6,346,815
11/21	$6,321,703	$6,387,822	$6,345,595
12/21	$6,309,999	$6,383,515	$6,333,270
1/22	$6,191,649	$6,243,562	$6,185,110
2/22	$6,085,548	$6,158,437	$6,086,355
3/22	$5,951,053	$5,993,214	$5,941,560
4/22	$5,765,190	$5,769,682	$5,721,845
5/22	$5,762,912	$5,801,428	$5,734,370
6/22	$5,624,816	$5,685,501	$5,631,235
7/22	$5,786,592	$5,828,446	$5,749,040
8/22	$5,633,592	$5,676,928	$5,633,530
9/22	$5,431,809	$5,432,344	$5,391,605
10/22	$5,406,949	$5,372,739	$5,326,415
11/22	$5,567,409	$5,573,070	$5,519,340
12/22	$5,507,117	$5,554,141	$5,525,250
1/23	$5,684,441	$5,726,432	$5,679,265
2/23	$5,562,946	$5,585,724	$5,552,445
3/23	$5,655,637	$5,716,761	$5,664,955
4/23	$5,704,370	$5,751,684	$5,724,390
5/23	$5,651,989	$5,692,052	$5,663,070
6/23	$4,993,210	$5,683,206	$5,655,380
7/23	$5,010,747	$5,688,856	$5,675,240
8/23	$4,986,780	$5,654,598	$5,648,095
9/23	$4,895,810	$5,519,764	$5,545,060
10/23	$4,831,371	$5,436,756	$5,472,075
11/23	$5,026,711	$5,681,437	$5,693,320
12/23	$5,199,611	$5,897,014	$5,889,150
1/24	$5,195,295	$5,882,902	$5,884,260
2/24	$5,150,327	$5,812,368	$5,833,330
3/24	$5,197,318	$5,869,437	$5,886,555
4/24	$5,102,706	$5,732,278	$5,779,395
5/24	$5,180,770	$5,827,297	$5,867,810
6/24	$5,221,646	$5,880,568	$5,914,105
7/24	$5,321,384	$6,014,044	$6,027,070
8/24	$5,402,955	$6,102,576	$6,119,460
9/24	$6,201,256	$6,186,276	$6,201,255

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	11.73%	0.64%	2.13%
Bloomberg U.S. Universal IndexFootnote Reference2	12.08%	0.70%	2.15%
ICE BofA USD Green Bond IndexFootnote Reference3	11.83%	1.00%	2.17%
Footnote	Description
Footnote[1]	Class R6 performance prior to 2/1/19 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.
Footnote[3]	The ICE BofA USD Green Bond Index commenced operations on December 31, 2014. The ten year return prior to that date reflects the Fund’s previous primary benchmark, ICE BofA Green Bond Index-Hedged USD.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$804,720,833
# of Portfolio Holdings	182
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$1,443,411

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Preferred Stocks	1.2%
Taxable Municipal Obligations	1.4%
Short-Term Investments	1.8%
Commercial Mortgage-Backed Securities	7.5%
Asset-Backed Securities	10.0%
Sovereign Government Bonds	10.6%
U.S. Government Agency Mortgage-Backed Securities	14.5%
Corporate Bonds	52.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Cash & Equivalents	1.8%
Not Rated	0.1%
B	0.5%
BB	2.3%
BBB	20.1%
A	21.3%
AA	9.8%
AAA	44.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CBGRX-TSR-AR

Calvert Small-Cap Fund

Class A CCVAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.19%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ Not owning Super Micro Computer, Inc., a server and data center equipment provider, hampered returns as sales rose sharply on growth in artificial intelligence

↓ A position in U.S. Physical Therapy, Inc., a clinic operator, hampered relative returns as bad weather stifled business during the first half of the period

↓ Envista Holdings Corp., a dental equipment provider, detracted from Index-relative returns on weak demand. The Fund sold the stock by period-end

↓ Selective Insurance Group, Inc., a provider of property and casualty insurance, hampered relative returns after it reported significant second-quarter losses

↑ Core & Main, Inc., a wastewater, storm drainage and fire protection equipment distributor, contributed to returns on better-than-expected sales and earnings

↑ CSW Industrials, Inc., a building products provider, helped returns as its product mix, efficiencies and business execution yielded record revenues and earnings

↑ Essential Properties Realty Trust, owner and manager of single-tenant, long-term lease properties, aided returns on strong demand with 99% occupancy rates

↑ AAON, Inc., a heating, air-conditioning and ventilation equipment manufacturer, contributed to Index-relative returns on strong revenue and earnings growth

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 2000® Index
9/14	$9,475	$10,000	$10,000
10/14	$10,085	$10,275	$10,659
11/14	$10,213	$10,524	$10,669
12/14	$10,357	$10,524	$10,973
1/15	$10,013	$10,231	$10,620
2/15	$10,715	$10,824	$11,250
3/15	$10,836	$10,713	$11,446
4/15	$10,832	$10,762	$11,154
5/15	$10,781	$10,911	$11,409
6/15	$11,004	$10,728	$11,494
7/15	$10,967	$10,908	$11,361
8/15	$10,483	$10,249	$10,647
9/15	$10,250	$9,951	$10,125
10/15	$10,767	$10,736	$10,695
11/15	$10,776	$10,796	$11,043
12/15	$10,245	$10,574	$10,488
1/16	$9,646	$9,978	$9,566
2/16	$9,672	$9,975	$9,566
3/16	$10,371	$10,677	$10,329
4/16	$10,392	$10,743	$10,491
5/16	$10,549	$10,935	$10,728
6/16	$10,600	$10,958	$10,721
7/16	$11,016	$11,393	$11,361
8/16	$10,965	$11,422	$11,562
9/16	$11,036	$11,440	$11,691
10/16	$10,645	$11,192	$11,135
11/16	$11,852	$11,693	$12,377
12/16	$12,294	$11,921	$12,723
1/17	$12,191	$12,145	$12,774
2/17	$12,509	$12,597	$13,020
3/17	$12,612	$12,606	$13,037
4/17	$12,638	$12,739	$13,180
5/17	$12,530	$12,870	$12,912
6/17	$12,818	$12,986	$13,358
7/17	$12,833	$13,231	$13,457
8/17	$12,669	$13,256	$13,286
9/17	$13,214	$13,579	$14,115
10/17	$13,378	$13,876	$14,236
11/17	$13,887	$14,297	$14,646
12/17	$13,916	$14,440	$14,587
1/18	$14,387	$15,201	$14,968
2/18	$13,875	$14,641	$14,389
3/18	$13,993	$14,347	$14,575
4/18	$13,951	$14,402	$14,701
5/18	$14,752	$14,808	$15,593
6/18	$14,876	$14,905	$15,705
7/18	$15,123	$15,400	$15,978
8/18	$15,723	$15,940	$16,667
9/18	$15,664	$15,967	$16,266
10/18	$14,110	$14,791	$14,500
11/18	$14,463	$15,087	$14,730
12/18	$12,963	$13,683	$12,980
1/19	$14,268	$14,858	$14,441
2/19	$15,052	$15,380	$15,191
3/19	$14,865	$15,605	$14,873
4/19	$15,549	$16,228	$15,379
5/19	$14,828	$15,178	$14,183
6/19	$15,866	$16,244	$15,185
7/19	$16,158	$16,485	$15,272
8/19	$15,692	$16,149	$14,518
9/19	$15,760	$16,433	$14,820
10/19	$15,717	$16,786	$15,211
11/19	$16,183	$17,424	$15,837
12/19	$16,335	$17,928	$16,294
1/20	$16,152	$17,908	$15,771
2/20	$14,887	$16,442	$14,443
3/20	$12,432	$14,181	$11,305
4/20	$13,710	$16,059	$12,858
5/20	$14,421	$16,918	$13,695
6/20	$14,509	$17,304	$14,179
7/20	$15,170	$18,287	$14,571
8/20	$15,787	$19,612	$15,392
9/20	$15,069	$18,898	$14,878
10/20	$15,504	$18,490	$15,190
11/20	$17,298	$20,739	$17,990
12/20	$18,726	$21,672	$19,546
1/21	$18,764	$21,576	$20,529
2/21	$19,916	$22,250	$21,809
3/21	$20,546	$23,048	$22,028
4/21	$21,162	$24,236	$22,491
5/21	$21,244	$24,346	$22,537
6/21	$21,181	$24,947	$22,974
7/21	$21,213	$25,369	$22,144
8/21	$21,515	$26,092	$22,639
9/21	$20,860	$24,921	$21,972
10/21	$21,886	$26,607	$22,907
11/21	$21,005	$26,202	$21,952
12/21	$22,410	$27,234	$22,442
1/22	$20,726	$25,631	$20,282
2/22	$21,389	$24,986	$20,498
3/22	$21,172	$25,796	$20,753
4/22	$19,773	$23,481	$18,697
5/22	$19,286	$23,450	$18,725
6/22	$18,177	$21,488	$17,185
7/22	$19,806	$23,504	$18,979
8/22	$18,670	$22,627	$18,591
9/22	$17,142	$20,528	$16,809
10/22	$19,036	$22,212	$18,659
11/22	$19,739	$23,371	$19,095
12/22	$18,800	$22,003	$17,856
1/23	$20,570	$23,518	$19,596
2/23	$20,570	$22,968	$19,265
3/23	$20,007	$23,583	$18,345
4/23	$19,904	$23,834	$18,015
5/23	$19,122	$23,927	$17,849
6/23	$20,398	$25,560	$19,300
7/23	$20,926	$26,477	$20,480
8/23	$20,192	$25,966	$19,455
9/23	$18,793	$24,729	$18,310
10/23	$17,689	$24,073	$17,061
11/23	$19,177	$26,318	$18,606
12/23	$20,952	$27,714	$20,879
1/24	$20,471	$28,021	$20,067
2/24	$21,528	$29,538	$21,201
3/24	$22,449	$30,491	$21,960
4/24	$20,979	$29,149	$20,415
5/24	$21,645	$30,526	$21,439
6/24	$21,343	$31,471	$21,241
7/24	$22,806	$32,056	$23,399
8/24	$23,149	$32,754	$23,049
9/24	$23,386	$33,432	$23,210

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	24.42%	8.20%	9.45%
Class A with 5.25% Maximum Sales Charge	17.88%	7.04%	8.86%
Russell 3000®IndexFootnote Reference1	35.19%	15.25%	12.82%
Russell 2000® Index	26.76%	9.38%	8.78%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,837,551,291
# of Portfolio Holdings	68
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$19,828,805

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials 23.9%
Financials 21.5%
Consumer Discretionary 11.4%
Health Care 10.6%
Information Technology 9.3%
Real Estate 8.6%
Materials 6.1%
Consumer Staples 4.6%
Utilities 1.9%
Short-Term Investments 1.6%
Communication Services 0.5%

Value	Value
Communication Services	0.5%
Short-Term Investments	1.6%
Utilities	1.9%
Consumer Staples	4.6%
Materials	6.1%
Real Estate	8.6%
Information Technology	9.3%
Health Care	10.6%
Consumer Discretionary	11.4%
Financials	21.5%
Industrials	23.9%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	3.4%
Essential Properties Realty Trust, Inc.	3.1%
Chemed Corp.	3.0%
Dorman Products, Inc.	2.8%
Commerce Bancshares, Inc.	2.7%
CSW Industrials, Inc.	2.5%
Community Financial System, Inc.	2.4%
CBIZ, Inc.	2.4%
SouthState Corp.	2.3%
Wyndham Hotels & Resorts, Inc.	2.3%
Total	26.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CCVAX-TSR-AR

Calvert Small-Cap Fund

Class C CSCCX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$217	1.94%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ Not owning Super Micro Computer, Inc., a server and data center equipment provider, hampered returns as sales rose sharply on growth in artificial intelligence

↓ A position in U.S. Physical Therapy, Inc., a clinic operator, hampered relative returns as bad weather stifled business during the first half of the period

↓ Envista Holdings Corp., a dental equipment provider, detracted from Index-relative returns on weak demand. The Fund sold the stock by period-end

↓ Selective Insurance Group, Inc., a provider of property and casualty insurance, hampered relative returns after it reported significant second-quarter losses

↑ Core & Main, Inc., a wastewater, storm drainage and fire protection equipment distributor, contributed to returns on better-than-expected sales and earnings

↑ CSW Industrials, Inc., a building products provider, helped returns as its product mix, efficiencies and business execution yielded record revenues and earnings

↑ Essential Properties Realty Trust, owner and manager of single-tenant, long-term lease properties, aided returns on strong demand with 99% occupancy rates

↑ AAON, Inc., a heating, air-conditioning and ventilation equipment manufacturer, contributed to Index-relative returns on strong revenue and earnings growth

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Russell 2000® Index
9/14	$10,000	$10,000	$10,000
10/14	$10,639	$10,275	$10,659
11/14	$10,772	$10,524	$10,669
12/14	$10,917	$10,524	$10,973
1/15	$10,544	$10,231	$10,620
2/15	$11,279	$10,824	$11,250
3/15	$11,397	$10,713	$11,446
4/15	$11,387	$10,762	$11,154
5/15	$11,322	$10,911	$11,409
6/15	$11,554	$10,728	$11,494
7/15	$11,505	$10,908	$11,361
8/15	$10,992	$10,249	$10,647
9/15	$10,738	$9,951	$10,125
10/15	$11,273	$10,736	$10,695
11/15	$11,279	$10,796	$11,043
12/15	$10,717	$10,574	$10,488
1/16	$10,086	$9,978	$9,566
2/16	$10,104	$9,975	$9,566
3/16	$10,824	$10,677	$10,329
4/16	$10,842	$10,743	$10,491
5/16	$10,996	$10,935	$10,728
6/16	$11,044	$10,958	$10,721
7/16	$11,466	$11,393	$11,361
8/16	$11,413	$11,422	$11,562
9/16	$11,478	$11,440	$11,691
10/16	$11,062	$11,192	$11,135
11/16	$12,311	$11,693	$12,377
12/16	$12,763	$11,921	$12,723
1/17	$12,648	$12,145	$12,774
2/17	$12,968	$12,597	$13,020
3/17	$13,065	$12,606	$13,037
4/17	$13,083	$12,739	$13,180
5/17	$12,968	$12,870	$12,912
6/17	$13,258	$12,986	$13,358
7/17	$13,264	$13,231	$13,457
8/17	$13,083	$13,256	$13,286
9/17	$13,638	$13,579	$14,115
10/17	$13,795	$13,876	$14,236
11/17	$14,316	$14,297	$14,646
12/17	$14,337	$14,440	$14,587
1/18	$14,813	$15,201	$14,968
2/18	$14,274	$14,641	$14,389
3/18	$14,386	$14,347	$14,575
4/18	$14,337	$14,402	$14,701
5/18	$15,150	$14,808	$15,593
6/18	$15,269	$14,905	$15,705
7/18	$15,514	$15,400	$15,978
8/18	$16,117	$15,940	$16,667
9/18	$16,046	$15,967	$16,266
10/18	$14,442	$14,791	$14,500
11/18	$14,799	$15,087	$14,730
12/18	$13,256	$13,683	$12,980
1/19	$14,575	$14,858	$14,441
2/19	$15,368	$15,380	$15,191
3/19	$15,168	$15,605	$14,873
4/19	$15,857	$16,228	$15,379
5/19	$15,116	$15,178	$14,183
6/19	$16,161	$16,244	$15,185
7/19	$16,450	$16,485	$15,272
8/19	$15,961	$16,149	$14,518
9/19	$16,027	$16,433	$14,820
10/19	$15,968	$16,786	$15,211
11/19	$16,427	$17,424	$15,837
12/19	$16,576	$17,928	$16,294
1/20	$16,381	$17,908	$15,771
2/20	$15,083	$16,442	$14,443
3/20	$12,592	$14,181	$11,305
4/20	$13,882	$16,059	$12,858
5/20	$14,588	$16,918	$13,695
6/20	$14,670	$17,304	$14,179
7/20	$15,331	$18,287	$14,571
8/20	$15,938	$19,612	$15,392
9/20	$15,210	$18,898	$14,878
10/20	$15,638	$18,490	$15,190
11/20	$17,432	$20,739	$17,990
12/20	$18,865	$21,672	$19,546
1/21	$18,887	$21,576	$20,529
2/21	$20,036	$22,250	$21,809
3/21	$20,658	$23,048	$22,028
4/21	$21,266	$24,236	$22,491
5/21	$21,334	$24,346	$22,537
6/21	$21,259	$24,947	$22,974
7/21	$21,274	$25,369	$22,144
8/21	$21,566	$26,092	$22,639
9/21	$20,891	$24,921	$21,972
10/21	$21,912	$26,607	$22,907
11/21	$21,019	$26,202	$21,952
12/21	$22,406	$27,234	$22,442
1/22	$20,707	$25,631	$20,282
2/22	$21,358	$24,986	$20,498
3/22	$21,130	$25,796	$20,753
4/22	$19,716	$23,481	$18,697
5/22	$19,220	$23,450	$18,725
6/22	$18,099	$21,488	$17,185
7/22	$19,716	$23,504	$18,979
8/22	$18,570	$22,627	$18,591
9/22	$17,042	$20,528	$16,809
10/22	$18,911	$22,212	$18,659
11/22	$19,602	$23,371	$19,095
12/22	$18,653	$22,003	$17,856
1/23	$20,397	$23,518	$19,596
2/23	$20,389	$22,968	$19,265
3/23	$19,818	$23,583	$18,345
4/23	$19,703	$23,834	$18,015
5/23	$18,917	$23,927	$17,849
6/23	$20,166	$25,560	$19,300
7/23	$20,678	$26,477	$20,480
8/23	$19,934	$25,966	$19,455
9/23	$18,537	$24,729	$18,310
10/23	$17,437	$24,073	$17,061
11/23	$18,901	$26,318	$18,606
12/23	$20,629	$27,714	$20,879
1/24	$20,149	$28,021	$20,067
2/24	$21,183	$29,538	$21,201
3/24	$22,067	$30,491	$21,960
4/24	$20,612	$29,149	$20,415
5/24	$21,257	$30,526	$21,439
6/24	$20,943	$31,471	$21,241
7/24	$22,357	$32,056	$23,399
8/24	$22,687	$32,754	$23,049
9/24	$23,246	$33,432	$23,210

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C	23.55%	7.39%	8.79%
Class C with 1% Maximum Deferred Sales Charge	22.55%	7.39%	8.79%
Russell 3000®IndexFootnote Reference1	35.19%	15.25%	12.82%
Russell 2000® Index	26.76%	9.38%	8.78%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,837,551,291
# of Portfolio Holdings	68
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$19,828,805

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.5%
Short-Term Investments	1.6%
Utilities	1.9%
Consumer Staples	4.6%
Materials	6.1%
Real Estate	8.6%
Information Technology	9.3%
Health Care	10.6%
Consumer Discretionary	11.4%
Financials	21.5%
Industrials	23.9%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	3.4%
Essential Properties Realty Trust, Inc.	3.1%
Chemed Corp.	3.0%
Dorman Products, Inc.	2.8%
Commerce Bancshares, Inc.	2.7%
CSW Industrials, Inc.	2.5%
Community Financial System, Inc.	2.4%
CBIZ, Inc.	2.4%
SouthState Corp.	2.3%
Wyndham Hotels & Resorts, Inc.	2.3%
Total	26.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CSCCX-TSR-AR

Calvert Small-Cap Fund

Class I CSVIX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.94%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ Not owning Super Micro Computer, Inc., a server and data center equipment provider, hampered returns as sales rose sharply on growth in artificial intelligence

↓ A position in U.S. Physical Therapy, Inc., a clinic operator, hampered relative returns as bad weather stifled business during the first half of the period

↓ Envista Holdings Corp., a dental equipment provider, detracted from Index-relative returns on weak demand. The Fund sold the stock by period-end

↓ Selective Insurance Group, Inc., a provider of property and casualty insurance, hampered relative returns after it reported significant second-quarter losses

↑ Core & Main, Inc., a wastewater, storm drainage and fire protection equipment distributor, contributed to returns on better-than-expected sales and earnings

↑ CSW Industrials, Inc., a building products provider, helped returns as its product mix, efficiencies and business execution yielded record revenues and earnings

↑ Essential Properties Realty Trust, owner and manager of single-tenant, long-term lease properties, aided returns on strong demand with 99% occupancy rates

↑ AAON, Inc., a heating, air-conditioning and ventilation equipment manufacturer, contributed to Index-relative returns on strong revenue and earnings growth

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Russell 2000® Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,065,037	$1,027,513	$1,065,919
11/14	$1,079,122	$1,052,414	$1,066,875
12/14	$1,095,144	$1,052,402	$1,097,281
1/15	$1,058,810	$1,023,112	$1,061,985
2/15	$1,133,808	$1,082,351	$1,125,032
3/15	$1,146,851	$1,071,348	$1,144,631
4/15	$1,146,851	$1,076,194	$1,115,440
5/15	$1,141,726	$1,091,079	$1,140,905
6/15	$1,165,949	$1,072,825	$1,149,449
7/15	$1,162,223	$1,090,768	$1,136,090
8/15	$1,111,448	$1,024,919	$1,064,697
9/15	$1,087,225	$995,053	$1,012,460
10/15	$1,142,658	$1,073,648	$1,069,502
11/15	$1,144,056	$1,079,600	$1,104,292
12/15	$1,088,102	$1,057,440	$1,048,846
1/16	$1,025,200	$997,774	$956,616
2/16	$1,027,737	$997,453	$956,573
3/16	$1,102,306	$1,067,679	$1,032,919
4/16	$1,105,349	$1,074,296	$1,049,130
5/16	$1,122,597	$1,093,516	$1,072,762
6/16	$1,128,177	$1,095,764	$1,072,085
7/16	$1,172,817	$1,139,252	$1,136,096
8/16	$1,167,744	$1,142,158	$1,156,187
9/16	$1,175,861	$1,143,953	$1,169,065
10/16	$1,134,771	$1,119,203	$1,113,487
11/16	$1,263,619	$1,169,290	$1,237,655
12/16	$1,311,597	$1,192,107	$1,272,333
1/17	$1,301,314	$1,214,544	$1,277,352
2/17	$1,335,248	$1,259,715	$1,302,003
3/17	$1,347,073	$1,260,572	$1,303,707
4/17	$1,350,158	$1,273,934	$1,318,004
5/17	$1,339,361	$1,286,971	$1,291,191
6/17	$1,370,724	$1,298,586	$1,335,825
7/17	$1,372,781	$1,323,070	$1,345,750
8/17	$1,355,814	$1,325,620	$1,328,629
9/17	$1,414,427	$1,357,949	$1,411,547
10/17	$1,432,422	$1,387,582	$1,423,580
11/17	$1,487,110	$1,429,716	$1,464,606
12/17	$1,491,208	$1,444,006	$1,458,695
1/18	$1,541,559	$1,520,120	$1,496,817
2/18	$1,487,110	$1,464,089	$1,438,858
3/18	$1,499,990	$1,434,699	$1,457,468
4/18	$1,495,892	$1,440,152	$1,470,068
5/18	$1,582,542	$1,480,808	$1,559,302
6/18	$1,596,594	$1,490,492	$1,570,475
7/18	$1,623,526	$1,539,955	$1,597,846
8/18	$1,687,928	$1,594,035	$1,666,729
9/18	$1,682,073	$1,596,674	$1,626,641
10/18	$1,515,798	$1,479,106	$1,449,961
11/18	$1,553,854	$1,508,731	$1,473,008
12/18	$1,393,690	$1,368,314	$1,298,035
1/19	$1,534,480	$1,485,762	$1,444,062
2/19	$1,619,077	$1,538,015	$1,519,136
3/19	$1,599,317	$1,560,473	$1,487,341
4/19	$1,672,799	$1,622,785	$1,537,867
5/19	$1,596,229	$1,517,772	$1,418,263
6/19	$1,707,379	$1,624,375	$1,518,502
7/19	$1,739,488	$1,648,522	$1,527,245
8/19	$1,690,089	$1,614,916	$1,451,838
9/19	$1,697,499	$1,643,259	$1,482,046
10/19	$1,693,176	$1,678,633	$1,521,078
11/19	$1,743,811	$1,742,441	$1,583,692
12/19	$1,760,248	$1,792,752	$1,629,357
1/20	$1,740,843	$1,790,794	$1,577,101
2/20	$1,605,006	$1,644,176	$1,444,338
3/20	$1,340,843	$1,418,072	$1,130,534
4/20	$1,479,184	$1,605,882	$1,285,818
5/20	$1,556,180	$1,691,762	$1,369,492
6/20	$1,565,569	$1,730,439	$1,417,900
7/20	$1,637,557	$1,828,699	$1,457,145
8/20	$1,703,910	$1,961,178	$1,539,245
9/20	$1,627,541	$1,889,770	$1,487,830
10/20	$1,674,489	$1,848,982	$1,518,990
11/20	$1,868,542	$2,073,917	$1,798,978
12/20	$2,023,418	$2,167,218	$1,954,590
1/21	$2,027,805	$2,157,579	$2,052,950
2/21	$2,153,172	$2,225,019	$2,180,900
3/21	$2,221,497	$2,304,770	$2,202,805
4/21	$2,288,568	$2,423,579	$2,249,061
5/21	$2,297,971	$2,434,642	$2,253,698
6/21	$2,291,702	$2,494,678	$2,297,362
7/21	$2,295,463	$2,536,865	$2,214,407
8/21	$2,328,685	$2,609,210	$2,263,940
9/21	$2,257,853	$2,492,141	$2,197,188
10/21	$2,370,056	$2,660,670	$2,290,655
11/21	$2,275,405	$2,620,172	$2,195,204
12/21	$2,427,141	$2,723,350	$2,244,241
1/22	$2,245,340	$2,563,119	$2,028,180
2/22	$2,317,792	$2,498,556	$2,049,831
3/22	$2,294,983	$2,579,600	$2,075,343
4/22	$2,143,370	$2,348,100	$1,869,657
5/22	$2,091,715	$2,344,952	$1,872,483
6/22	$1,970,962	$2,148,777	$1,718,484
7/22	$2,148,737	$2,350,370	$1,897,898
8/22	$2,025,301	$2,262,656	$1,859,062
9/22	$1,860,271	$2,052,842	$1,680,898
10/22	$2,066,223	$2,221,188	$1,865,946
11/22	$2,143,370	$2,337,125	$1,909,531
12/22	$2,041,060	$2,200,278	$1,785,598
1/23	$2,234,409	$2,351,818	$1,959,633
2/23	$2,235,090	$2,296,849	$1,926,533
3/23	$2,173,817	$2,358,265	$1,834,484
4/23	$2,163,605	$2,383,391	$1,801,503
5/23	$2,079,185	$2,392,664	$1,784,861
6/23	$2,218,069	$2,556,048	$1,929,974
7/23	$2,275,938	$2,647,674	$2,047,998
8/23	$2,196,284	$2,596,564	$1,945,541
9/23	$2,044,464	$2,472,879	$1,831,002
10/23	$1,924,642	$2,407,326	$1,706,130
11/23	$2,087,354	$2,631,805	$1,860,551
12/23	$2,280,519	$2,771,401	$2,087,880
1/24	$2,229,294	$2,802,116	$2,006,675
2/24	$2,344,720	$2,953,796	$2,120,136
3/24	$2,445,120	$3,049,077	$2,196,034
4/24	$2,285,983	$2,914,913	$2,041,472
5/24	$2,359,063	$3,052,634	$2,143,887
6/24	$2,326,962	$3,147,135	$2,124,055
7/24	$2,486,100	$3,205,637	$2,339,857
8/24	$2,524,348	$3,275,420	$2,304,905
9/24	$2,550,301	$3,343,175	$2,321,014

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	24.74%	8.47%	9.81%
Russell 3000®IndexFootnote Reference1	35.19%	15.25%	12.82%
Russell 2000® Index	26.76%	9.38%	8.78%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,837,551,291
# of Portfolio Holdings	68
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$19,828,805

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.5%
Short-Term Investments	1.6%
Utilities	1.9%
Consumer Staples	4.6%
Materials	6.1%
Real Estate	8.6%
Information Technology	9.3%
Health Care	10.6%
Consumer Discretionary	11.4%
Financials	21.5%
Industrials	23.9%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	3.4%
Essential Properties Realty Trust, Inc.	3.1%
Chemed Corp.	3.0%
Dorman Products, Inc.	2.8%
Commerce Bancshares, Inc.	2.7%
CSW Industrials, Inc.	2.5%
Community Financial System, Inc.	2.4%
CBIZ, Inc.	2.4%
SouthState Corp.	2.3%
Wyndham Hotels & Resorts, Inc.	2.3%
Total	26.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CSVIX-TSR-AR

Calvert Small-Cap Fund

Class R6 CALRX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$97	0.86%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ Not owning Super Micro Computer, Inc., a server and data center equipment provider, hampered returns as sales rose sharply on growth in artificial intelligence

↓ A position in U.S. Physical Therapy, Inc., a clinic operator, hampered relative returns as bad weather stifled business during the first half of the period

↓ Envista Holdings Corp., a dental equipment provider, detracted from Index-relative returns on weak demand. The Fund sold the stock by period-end

↓ Selective Insurance Group, Inc., a provider of property and casualty insurance, hampered relative returns after it reported significant second-quarter losses

↑ Core & Main, Inc., a wastewater, storm drainage and fire protection equipment distributor, contributed to returns on better-than-expected sales and earnings

↑ CSW Industrials, Inc., a building products provider, helped returns as its product mix, efficiencies and business execution yielded record revenues and earnings

↑ Essential Properties Realty Trust, owner and manager of single-tenant, long-term lease properties, aided returns on strong demand with 99% occupancy rates

↑ AAON, Inc., a heating, air-conditioning and ventilation equipment manufacturer, contributed to Index-relative returns on strong revenue and earnings growth

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Russell 3000® Index	Russell 2000® Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,325,186	$5,137,566	$5,329,596
11/14	$5,395,609	$5,262,069	$5,334,373
12/14	$5,475,722	$5,262,010	$5,486,403
1/15	$5,294,052	$5,115,560	$5,309,927
2/15	$5,669,038	$5,411,756	$5,625,158
3/15	$5,734,253	$5,356,740	$5,723,155
4/15	$5,734,253	$5,380,970	$5,577,199
5/15	$5,708,632	$5,455,396	$5,704,527
6/15	$5,829,746	$5,364,125	$5,747,245
7/15	$5,811,113	$5,453,842	$5,680,451
8/15	$5,557,241	$5,124,596	$5,323,487
9/15	$5,436,127	$4,975,266	$5,062,300
10/15	$5,713,291	$5,368,239	$5,347,511
11/15	$5,720,278	$5,397,998	$5,521,460
12/15	$5,440,511	$5,287,202	$5,244,228
1/16	$5,126,001	$4,988,870	$4,783,079
2/16	$5,138,683	$4,987,263	$4,782,865
3/16	$5,511,529	$5,338,397	$5,164,594
4/16	$5,526,747	$5,371,482	$5,245,650
5/16	$5,612,984	$5,467,580	$5,363,808
6/16	$5,640,884	$5,478,822	$5,360,426
7/16	$5,864,085	$5,696,260	$5,680,480
8/16	$5,838,721	$5,710,790	$5,780,934
9/16	$5,879,303	$5,719,767	$5,845,324
10/16	$5,673,857	$5,596,017	$5,567,437
11/16	$6,318,095	$5,846,451	$6,188,274
12/16	$6,557,985	$5,960,533	$6,361,667
1/17	$6,506,570	$6,072,722	$6,386,760
2/17	$6,676,240	$6,298,576	$6,510,017
3/17	$6,735,367	$6,302,861	$6,518,536
4/17	$6,750,792	$6,369,670	$6,590,021
5/17	$6,696,806	$6,434,857	$6,455,954
6/17	$6,853,622	$6,492,928	$6,679,125
7/17	$6,863,905	$6,615,352	$6,728,748
8/17	$6,779,070	$6,628,098	$6,643,145
9/17	$7,072,136	$6,789,743	$7,057,736
10/17	$7,162,112	$6,937,910	$7,117,899
11/17	$7,435,549	$7,148,580	$7,323,032
12/17	$7,456,040	$7,220,030	$7,293,476
1/18	$7,707,795	$7,600,601	$7,484,085
2/18	$7,435,549	$7,320,446	$7,194,289
3/18	$7,499,951	$7,173,495	$7,287,338
4/18	$7,479,459	$7,200,759	$7,350,339
5/18	$7,912,712	$7,404,039	$7,796,509
6/18	$7,982,969	$7,452,460	$7,852,377
7/18	$8,117,628	$7,699,777	$7,989,232
8/18	$8,439,640	$7,970,176	$8,333,647
9/18	$8,410,367	$7,983,369	$8,133,204
10/18	$7,578,990	$7,395,532	$7,249,804
11/18	$7,769,270	$7,543,654	$7,365,039
12/18	$6,968,451	$6,841,571	$6,490,176
1/19	$7,672,398	$7,428,810	$7,220,311
2/19	$8,095,383	$7,690,075	$7,595,679
3/19	$7,996,583	$7,802,364	$7,436,707
4/19	$8,363,994	$8,113,927	$7,689,336
5/19	$7,981,146	$7,588,860	$7,091,316
6/19	$8,539,981	$8,121,876	$7,592,511
7/19	$8,700,530	$8,242,608	$7,636,223
8/19	$8,450,444	$8,074,580	$7,259,191
9/19	$8,490,581	$8,216,296	$7,410,229
10/19	$8,468,968	$8,393,167	$7,605,388
11/19	$8,722,142	$8,712,206	$7,918,462
12/19	$8,805,859	$8,963,761	$8,146,787
1/20	$8,708,782	$8,953,970	$7,885,507
2/20	$8,029,240	$8,220,879	$7,221,688
3/20	$6,707,735	$7,090,362	$5,652,669
4/20	$7,399,802	$8,029,411	$6,429,088
5/20	$7,784,981	$8,458,811	$6,847,459
6/20	$7,835,085	$8,652,195	$7,089,499
7/20	$8,192,079	$9,143,496	$7,285,725
8/20	$8,527,153	$9,805,891	$7,696,227
9/20	$8,145,106	$9,448,848	$7,439,148
10/20	$8,379,971	$9,244,912	$7,594,952
11/20	$9,350,745	$10,369,585	$8,994,890
12/20	$10,128,284	$10,836,092	$9,772,952
1/21	$10,150,241	$10,787,894	$10,264,749
2/21	$10,777,573	$11,125,094	$10,904,501
3/21	$11,119,469	$11,523,849	$11,014,023
4/21	$11,455,092	$12,117,894	$11,245,305
5/21	$11,505,279	$12,173,212	$11,268,489
6/21	$11,473,912	$12,473,390	$11,486,810
7/21	$11,492,732	$12,684,323	$11,072,036
8/21	$11,662,112	$13,046,052	$11,319,699
9/21	$11,307,669	$12,460,703	$10,985,940
10/21	$11,869,132	$13,303,352	$11,453,275
11/21	$11,395,496	$13,100,858	$10,976,020
12/21	$12,157,773	$13,616,752	$11,221,206
1/22	$11,247,367	$12,815,595	$10,140,899
2/22	$11,610,186	$12,492,779	$10,249,153
3/22	$11,495,965	$12,897,998	$10,376,715
4/22	$10,740,094	$11,740,502	$9,348,286
5/22	$10,481,418	$11,724,761	$9,362,413
6/22	$9,876,720	$10,743,883	$8,592,420
7/22	$10,766,969	$11,751,852	$9,489,492
8/22	$10,152,194	$11,313,282	$9,295,311
9/22	$9,322,415	$10,264,211	$8,404,490
10/22	$10,357,119	$11,105,938	$9,329,732
11/22	$10,743,453	$11,685,626	$9,547,654
12/22	$10,233,792	$11,001,392	$8,927,989
1/23	$11,203,238	$11,759,088	$9,798,165
2/23	$11,206,651	$11,484,246	$9,632,665
3/23	$10,902,846	$11,791,325	$9,172,418
4/23	$10,848,230	$11,916,954	$9,007,513
5/23	$10,424,951	$11,963,320	$8,924,307
6/23	$11,121,313	$12,780,241	$9,649,868
7/23	$11,414,877	$13,238,371	$10,239,992
8/23	$11,015,493	$12,982,821	$9,727,703
9/23	$10,254,274	$12,364,394	$9,155,012
10/23	$9,656,904	$12,036,630	$8,530,650
11/23	$10,472,740	$13,159,025	$9,302,756
12/23	$11,442,764	$13,857,005	$10,439,400
1/24	$11,185,739	$14,010,578	$10,033,375
2/24	$11,768,330	$14,768,978	$10,600,679
3/24	$12,272,099	$15,245,387	$10,980,172
4/24	$11,473,607	$14,574,564	$10,207,359
5/24	$11,840,297	$15,263,169	$10,719,434
6/24	$11,679,228	$15,735,677	$10,620,275
7/24	$12,477,719	$16,028,187	$11,699,286
8/24	$12,673,059	$16,377,100	$11,524,524
9/24	$12,806,712	$16,715,874	$11,605,069

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	24.89%	8.56%	9.85%
Russell 3000®IndexFootnote Reference2	35.19%	15.25%	12.82%
Russell 2000® Index	26.76%	9.38%	8.78%
Footnote	Description
Footnote[1]	Class R6 performance prior to 2/1/19 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,837,551,291
# of Portfolio Holdings	68
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$19,828,805

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.5%
Short-Term Investments	1.6%
Utilities	1.9%
Consumer Staples	4.6%
Materials	6.1%
Real Estate	8.6%
Information Technology	9.3%
Health Care	10.6%
Consumer Discretionary	11.4%
Financials	21.5%
Industrials	23.9%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	3.4%
Essential Properties Realty Trust, Inc.	3.1%
Chemed Corp.	3.0%
Dorman Products, Inc.	2.8%
Commerce Bancshares, Inc.	2.7%
CSW Industrials, Inc.	2.5%
Community Financial System, Inc.	2.4%
CBIZ, Inc.	2.4%
SouthState Corp.	2.3%
Wyndham Hotels & Resorts, Inc.	2.3%
Total	26.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CALRX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-368-2745. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Directors has determined that Miles D. Harper III, an “independent” Director serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2023 and September 30, 2024 by its principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by its principal accountant during such periods.

Fiscal Years Ended	9/30/23	%*	9/30/24	%*
Audit Fees	$101,600	0%	$107,300	0%
Audit-Related Fees(1)	$0	0%	$0	0%
Tax Fees(2)	$0	0%	$0	0%
All Other Fees(3)	$0	0%	$0	0%

Total	$101,600	0%	$107,300	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e) The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment adviser in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 9/30/23		Fiscal Year ended 9/30/24
$	%*	$	%*
$0	0%	$18,490	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
Small-Cap Fund
Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2024
Calvert
Small-Cap Fund

Calvert
Small-Cap Fund
September 30, 2024
Schedule of Investments

Common Stocks — 98.5%

Security	Shares	Value
Aerospace & Defense — 2.9%
Hexcel Corp.	537,856	$ 33,255,637
Woodward, Inc.	290,122	49,758,824
		$ 83,014,461
Automobile Components — 2.8%
Dorman Products, Inc.(1)	709,753	$ 80,287,259
		$ 80,287,259
Banks — 9.7%
Commerce Bancshares, Inc.	1,274,333	$ 75,695,380
Community Financial System, Inc.	1,192,269	69,235,061
First Financial Bankshares, Inc.	1,425,196	52,746,504
SouthState Corp.	683,601	66,432,345
Stock Yards Bancorp, Inc.	182,063	11,286,086
		$275,395,376
Broadline Retail — 0.4%
Etsy, Inc.(1)	202,254	$11,231,165
		$11,231,165
Building Products — 7.6%
AAON, Inc.	468,781	$50,553,343
AZEK Co., Inc.(1)	1,169,782	54,745,798
CSW Industrials, Inc.	194,755	71,356,284
Hayward Holdings, Inc.(1)	1,557,028	23,884,809
Janus International Group, Inc.(1)	1,443,553	14,594,321
		$215,134,555
Capital Markets — 4.2%
Cohen & Steers, Inc.(2)	640,646	$61,469,984
Stifel Financial Corp.	612,612	57,524,267
		$118,994,251
Chemicals — 2.7%
Balchem Corp.	144,018	$25,347,168
Quaker Chemical Corp.	299,364	50,439,840
		$75,787,008
Consumer Staples Distribution & Retail — 2.9%
Casey's General Stores, Inc.	49,324	$18,531,520
Chefs' Warehouse, Inc.(1)	323,763	13,601,283
Performance Food Group Co.(1)	656,486	51,448,808
		$83,581,611
Containers & Packaging — 3.4%
AptarGroup, Inc.	601,537	$96,360,212
		$96,360,212
Security	Shares	Value
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc.(1)	142,354	$ 19,948,066
		$ 19,948,066
Diversified REITs — 3.2%
Essential Properties Realty Trust, Inc.(2)	2,645,048	$ 90,328,389
		$ 90,328,389
Electric Utilities — 1.9%
IDACORP, Inc.	533,493	$ 54,997,793
		$ 54,997,793
Electronic Equipment, Instruments & Components — 1.4%
Badger Meter, Inc.	179,837	$39,278,199
		$39,278,199
Financial Services — 1.7%
Euronet Worldwide, Inc.(1)	477,889	$47,420,925
		$47,420,925
Food Products — 1.6%
J&J Snack Foods Corp.	182,863	$31,474,379
Lancaster Colony Corp.	81,375	14,368,384
		$45,842,763
Ground Transportation — 1.6%
Landstar System, Inc.	238,227	$44,993,933
		$44,993,933
Health Care Equipment & Supplies — 2.0%
Integer Holdings Corp.(1)	267,384	$34,759,920
Neogen Corp.(1)(2)	1,285,723	21,613,004
		$56,372,924
Health Care Providers & Services — 8.6%
Addus HomeCare Corp.(1)	347,534	$46,232,448
Chemed Corp.	143,658	86,334,148
Option Care Health, Inc.(1)	1,614,261	50,526,369
U.S. Physical Therapy, Inc.	733,385	62,066,373
		$245,159,338
Hotels, Restaurants & Leisure — 6.0%
Aramark	1,576,154	$61,044,444
Choice Hotels International, Inc.	221,724	28,890,637
Texas Roadhouse, Inc.	78,446	13,853,564
Wyndham Hotels & Resorts, Inc.	846,105	66,114,645
		$169,903,290
Industrial REITs — 4.0%
EastGroup Properties, Inc.	346,877	$64,803,561

1
See Notes to Financial Statements.

Calvert
Small-Cap Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Industrial REITs (continued)
Terreno Realty Corp.	719,974	$ 48,115,863
		$ 112,919,424
Insurance — 5.9%
AMERISAFE, Inc.	466,022	$ 22,522,843
First American Financial Corp.	425,788	28,106,266
Selective Insurance Group, Inc.	647,201	60,383,854
White Mountains Insurance Group Ltd.	33,531	56,875,282
		$ 167,888,245
Machinery — 6.8%
Albany International Corp., Class A	518,104	$46,033,540
Atmus Filtration Technologies, Inc.(1)	937,713	35,192,369
ESCO Technologies, Inc.	229,170	29,558,347
Franklin Electric Co., Inc.	350,220	36,710,060
Middleby Corp.(1)	319,262	44,418,922
		$191,913,238
Media — 0.5%
John Wiley & Sons, Inc., Class A	315,236	$15,210,137
		$15,210,137
Professional Services — 2.4%
CBIZ, Inc.(1)	1,009,220	$67,910,414
		$67,910,414
Semiconductors & Semiconductor Equipment — 2.4%
Allegro MicroSystems, Inc.(1)	890,267	$20,743,221
Axcelis Technologies, Inc.(1)	212,341	22,263,954
Diodes, Inc.(1)	384,373	24,634,466
		$67,641,641
Software — 5.5%
Altair Engineering, Inc., Class A(1)(2)	186,373	$17,800,485
CCC Intelligent Solutions Holdings, Inc.(1)	3,865,477	42,713,521
Clearwater Analytics Holdings, Inc., Class A(1)	1,369,280	34,574,320
nCino, Inc.(1)	199,030	6,287,358
Progress Software Corp.	413,733	27,873,192
SPS Commerce, Inc.(1)	139,070	27,003,222
		$156,252,098
Specialized REITs — 1.5%
CubeSmart	782,902	$42,143,615
		$42,143,615
Specialty Retail — 0.7%
Group 1 Automotive, Inc.	52,835	$20,237,918
		$20,237,918
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.8%
Steven Madden Ltd.	472,330	$ 23,139,447
		$ 23,139,447
Trading Companies & Distributors — 2.7%
Core & Main, Inc., Class A(1)	1,330,217	$ 59,061,635
Herc Holdings, Inc.	105,591	16,834,374
		$ 75,896,009
Total Common Stocks (identified cost $2,116,245,156)		$2,795,183,704

Short-Term Investments — 1.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(3)	44,575,234	$ 44,575,234
Total Short-Term Investments (identified cost $44,575,234)		$ 44,575,234
Total Investments — 100.1% (identified cost $2,160,820,390)		$2,839,758,938
Other Assets, Less Liabilities — (0.1)%		$ (2,207,647)
Net Assets — 100.0%		$2,837,551,291

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $24,759,769.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.

Abbreviations:
REITs	– Real Estate Investment Trusts

2
See Notes to Financial Statements.

Calvert
Small-Cap Fund
September 30, 2024
Statement of Assets and Liabilities

September 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $2,116,245,156) - including $24,759,769 of securities on loan	$2,795,183,704
Investments in securities of affiliated issuers, at value (identified cost $44,575,234)	44,575,234
Receivable for capital shares sold	3,500,089
Dividends receivable	2,744,238
Dividends receivable - affiliated	78,439
Securities lending income receivable	1,589
Directors' deferred compensation plan	324,738
Total assets	$2,846,408,031
Liabilities
Payable for investments purchased	$2,424,278
Payable for capital shares redeemed	3,381,760
Payable to affiliates:
Investment advisory fee	1,547,707
Administrative fee	273,485
Distribution and service fees	86,528
Sub-transfer agency fee	26,194
Directors' deferred compensation plan	324,738
Accrued expenses	792,050
Total liabilities	$8,856,740
Net Assets	$2,837,551,291
Sources of Net Assets
Paid-in capital	$2,125,787,334
Distributable earnings	711,763,957
Net Assets	$2,837,551,291
Class A Shares
Net Assets	$306,937,512
Shares Outstanding	9,013,237
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$34.05
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$35.94
Class C Shares
Net Assets	$30,966,070
Shares Outstanding	1,117,929
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$27.70
Class I Shares
Net Assets	$2,324,426,769
Shares Outstanding	62,244,027
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$37.34
3
See Notes to Financial Statements.

Calvert
Small-Cap Fund
September 30, 2024
Statement of Assets and Liabilities — continued

September 30, 2024
Class R6 Shares
Net Assets	$175,220,940
Shares Outstanding	4,689,388
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$37.37

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Calvert
Small-Cap Fund
September 30, 2024
Statement of Operations

Year Ended
September 30, 2024
Investment Income
Dividend income	$36,509,884
Dividend income - affiliated issuers	2,310,628
Interest income	3,636
Interest income - affiliated issuers	7,770
Securities lending income, net	918,351
Total investment income	$39,750,269
Expenses
Investment advisory fee	$19,855,837
Administrative fee	3,503,971
Distribution and service fees:
Class A	709,533
Class C	296,404
Directors' fees and expenses	171,834
Custodian fees	45,699
Transfer agency fees and expenses	2,394,843
Accounting fees	517,252
Professional fees	111,033
Registration fees	174,872
Reports to shareholders	259,679
Miscellaneous	279,359
Total expenses	$28,320,316
Waiver and/or reimbursement of expenses by affiliates	$(27,032)
Net expenses	$28,293,284
Net investment income	$11,456,985
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$57,575,575
Investment securities - affiliated issuers	(1,476,071)
Net realized gain	$56,099,504
Change in unrealized appreciation (depreciation):
Investment securities	$574,800,701
Investment securities - affiliated issuers	(4,042,739)
Net change in unrealized appreciation (depreciation)	$570,757,962
Net realized and unrealized gain	$626,857,466
Net increase in net assets from operations	$638,314,451
5
See Notes to Financial Statements.

Calvert
Small-Cap Fund
September 30, 2024
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$11,456,985	$11,937,822
Net realized gain (loss)	56,099,504	(16,289,221)
Net change in unrealized appreciation (depreciation)	570,757,962	225,382,222
Net increase in net assets from operations	$638,314,451	$221,030,823
Distributions to shareholders:
Class A	$(345,097)	$(3,864,681)
Class C	—	(489,958)
Class I	(7,571,119)	(29,265,276)
Class R6	(1,326,593)	(4,796,514)
Total distributions to shareholders	$(9,242,809)	$(38,416,429)
Capital share transactions:
Class A	$(17,166,181)	$361,805
Class C	(3,443,910)	(136,441)
Class I	(413,602,599)	244,905,535
Class R6	(199,973,724)	5,607,408
Net increase (decrease) in net assets from capital share transactions	$(634,186,414)	$250,738,307
Net increase (decrease) in net assets	$(5,114,772)	$433,352,701
Net Assets
At beginning of year	$2,842,666,063	$2,409,313,362
At end of year	$2,837,551,291	$2,842,666,063
6
See Notes to Financial Statements.

Calvert
Small-Cap Fund
September 30, 2024
Financial Highlights

	Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$27.40	$25.35	$33.14	$23.94	$25.35
Income (Loss) From Operations
Net investment income (loss)(1)	$0.05	$0.06	$(0.04)	$(0.07)	$(0.01)
Net realized and unrealized gain (loss)	6.64	2.38	(5.34)	9.27	(1.08)
Total income (loss) from operations	$6.69	$2.44	$(5.38)	$9.20	$(1.09)
Less Distributions
From net investment income	$(0.04)	$ —	$ —	$ —	$ —
From net realized gain	—	(0.39)	(2.41)	—	(0.32)
Total distributions	$(0.04)	$(0.39)	$(2.41)	$ —	$(0.32)
Net asset value — End of year	$34.05	$27.40	$25.35	$33.14	$23.94
Total Return(2)	24.42%	9.63%	(17.82)%	38.43%	(4.38)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$306,938	$262,360	$241,335	$288,922	$185,777
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.19%	1.19%	1.19%	1.19%	1.22%
Net expenses	1.19%(4)	1.19%(4)	1.19%(4)	1.19%	1.21%
Net investment income (loss)	0.17%	0.20%	(0.12)%	(0.21)%	(0.03)%
Portfolio Turnover	32%	44%	42%	53%	44%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Calvert
Small-Cap Fund
September 30, 2024
Financial Highlights — continued

	Class C
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$22.42	$20.97	$27.84	$20.27	$21.63
Income (Loss) From Operations
Net investment loss(1)	$(0.15)	$(0.13)	$(0.22)	$(0.26)	$(0.16)
Net realized and unrealized gain (loss)	5.43	1.97	(4.41)	7.83	(0.92)
Total income (loss) from operations	$5.28	$1.84	$(4.63)	$7.57	$(1.08)
Less Distributions
From net realized gain	$ —	$(0.39)	$(2.24)	$ —	$(0.28)
Total distributions	$ —	$(0.39)	$(2.24)	$ —	$(0.28)
Net asset value — End of year	$27.70	$22.42	$20.97	$27.84	$20.27
Total Return(2)	23.55%	8.77%	(18.42)%	37.35%	(5.10)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$30,966	$28,169	$26,452	$32,596	$16,992
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.94%	1.94%	1.94%	1.94%	1.97%
Net expenses	1.94%(4)	1.94%(4)	1.94%(4)	1.94%	1.96%
Net investment loss	(0.58)%	(0.56)%	(0.87)%	(0.97)%	(0.78)%
Portfolio Turnover	32%	44%	42%	53%	44%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Calvert
Small-Cap Fund
September 30, 2024
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$30.03	$27.73	$36.02	$26.00	$27.49
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.14	$0.04	$0.01	$0.06
Net realized and unrealized gain (loss)	7.28	2.60	(5.85)	10.05	(1.17)
Total income (loss) from operations	$7.42	$2.74	$(5.81)	$10.06	$(1.11)
Less Distributions
From net investment income	$(0.11)	$(0.05)	$(0.03)	$(0.04)	$(0.05)
From net realized gain	—	(0.39)	(2.45)	—	(0.33)
Total distributions	$(0.11)	$(0.44)	$(2.48)	$(0.04)	$(0.38)
Net asset value — End of year	$37.34	$30.03	$27.73	$36.02	$26.00
Total Return(2)	24.74%	9.90%	(17.61)%	38.73%	(4.12)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,324,427	$2,239,650	$1,858,334	$2,398,219	$1,211,029
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.94%	0.94%	0.94%	0.94%	0.97%
Net expenses	0.94%(4)	0.94%(4)	0.94%(4)	0.94%	0.96%
Net investment income	0.42%	0.45%	0.13%	0.03%	0.22%
Portfolio Turnover	32%	44%	42%	53%	44%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Calvert
Small-Cap Fund
September 30, 2024
Financial Highlights — continued

	Class R6
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$30.04	$27.75	$36.05	$26.01	$27.50
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.17	$0.08	$0.04	$0.07
Net realized and unrealized gain (loss)	7.30	2.60	(5.87)	10.05	(1.16)
Total income (loss) from operations	$7.46	$2.77	$(5.79)	$10.09	$(1.09)
Less Distributions
From net investment income	$(0.13)	$(0.09)	$(0.06)	$(0.05)	$(0.07)
From net realized gain	—	(0.39)	(2.45)	—	(0.33)
Total distributions	$(0.13)	$(0.48)	$(2.51)	$(0.05)	$(0.40)
Net asset value — End of year	$37.37	$30.04	$27.75	$36.05	$26.01
Total Return(2)	24.89%	10.00%	(17.56)%	38.83%	(4.07)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$175,221	$312,487	$283,192	$84,689	$44,012
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.86%	0.86%	0.85%	0.86%	0.91%
Net expenses	0.86%(4)	0.86%(4)	0.85%(4)	0.86%	0.90%
Net investment income	0.49%	0.53%	0.26%	0.11%	0.28%
Portfolio Turnover	32%	44%	42%	53%	44%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Calvert
Small-Cap Fund
September 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Small-Cap Fund (the Fund) is a diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
11

Calvert
Small-Cap Fund
September 30, 2024
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,795,183,704(1)	$ —	$ —	$2,795,183,704
Short-Term Investments	44,575,234	—	—	44,575,234
Total Investments	$2,839,758,938	$ —	$ —	$2,839,758,938

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.68% of the Fund’s average daily net assets and is payable monthly. For the year ended September 30, 2024, the investment advisory fee amounted to $19,855,837.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2024, the investment advisory fee paid was reduced by $27,032 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.21%, 1.96%, 0.96% and 0.90% for Class A, Class C, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the year ended September 30, 2024, no expenses were waived and/or reimbursed by CRM.
12

Calvert
Small-Cap Fund
September 30, 2024
Notes to Financial Statements — continued

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the year ended September 30, 2024, CRM was paid administrative fees of $3,503,971.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2024 amounted to $709,533 and $296,404 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $25,206 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2024. The Fund was also informed that EVD received $271 and $2,487 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended September 30, 2024 in the amount of $5,505.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $105,219 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $917,838,896 and $1,542,306,621, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2024 and September 30, 2023 was as follows:
	Year Ended September 30,
	2024	2023
Ordinary income	$9,242,809	$4,731,257
Long-term capital gains	$ —	$33,685,172
During the year ended September 30, 2024, distributable earnings was decreased by $6,676,974 and paid-in capital was increased by $6,676,974 primarily due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
13

Calvert
Small-Cap Fund
September 30, 2024
Notes to Financial Statements — continued

As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$5,182,151
Undistributed long-term capital gains	33,668,864
Net unrealized appreciation	672,912,942
Distributable earnings	$711,763,957
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,166,845,996
Gross unrealized appreciation	$725,465,355
Gross unrealized depreciation	(52,552,413)
Net unrealized appreciation	$672,912,942
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2024, the total value of securities on loan was $24,759,769 and the total value of collateral received was $25,212,865, comprised of U.S. government and/or agencies securities.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2024. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2024. Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
14

Calvert
Small-Cap Fund
September 30, 2024
Notes to Financial Statements — continued

7  Affiliated Investments
During the year ended September 30, 2024, the Fund had invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
In addition to the Notes, the Fund may also invest in companies that are considered affiliated companies because the Fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares of the company, or the company is under common ownership or control with the Fund. At September 30, 2024, the value of the Fund’s investment in the Notes and affiliated companies and in funds that may be deemed to be affiliated was $44,575,234, which represents 1.6% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	$ 2,485,451	$ —	$ (2,520,000)	$ —	$ 34,549	$ —	$ 7,770	$ —
Common Stocks*
U.S. Physical Therapy, Inc.	—	10,026,473	(4,803,505)	(1,476,071)	(4,077,288)	—(1)	1,324,178	—(1)
Short-Term Investments
Liquidity Fund	48,525,331	585,223,315	(589,173,412)	—	—	44,575,234	986,450	44,575,234
Total				$(1,476,071)	$(4,042,739)	$44,575,234	$2,318,398

(1)	Company is no longer an affiliate as of September 30, 2024.
*	The related industry is the same as the presentation in the Schedule of Investments.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,396,605	$42,733,826	1,914,655	$53,992,855
Reinvestment of distributions	10,702	322,340	131,737	3,617,501
Shares redeemed	(1,970,840)	(60,222,347)	(1,990,578)	(57,248,551)
Net increase (decrease)	(563,533)	$(17,166,181)	55,814	$361,805
Class C
Shares sold	130,401	$3,255,449	188,036	$4,444,935
Reinvestment of distributions	—	—	19,293	436,217
Shares redeemed	(268,673)	(6,699,359)	(212,721)	(5,017,593)
Net decrease	(138,272)	$(3,443,910)	(5,392)	$(136,441)
15

Calvert
Small-Cap Fund
September 30, 2024
Notes to Financial Statements — continued

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	17,754,208	$585,723,863	26,220,090	$828,596,114
Reinvestment of distributions	188,204	6,203,191	847,259	25,451,669
Shares redeemed	(30,284,976)	(1,005,529,653)	(19,498,316)	(609,142,248)
Net increase (decrease)	(12,342,564)	$(413,602,599)	7,569,033	$244,905,535
Class R6
Shares sold	1,497,082	$50,084,459	1,808,454	$56,474,783
Reinvestment of distributions	38,404	1,265,814	154,735	4,646,694
Shares redeemed	(7,247,814)	(251,323,997)	(1,765,007)	(55,514,069)
Net increase (decrease)	(5,712,328)	$(199,973,724)	198,182	$5,607,408
16

Calvert
Small-Cap Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Calvert Impact Fund, Inc. and Shareholders of Calvert Small-Cap Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert Small-Cap Fund (the “Fund”) (one of the funds constituting Calvert Impact Fund, Inc.), including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended September 30, 2020 were audited by other auditors whose report, dated November 20, 2020, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2024
We have served as the auditor of one or more Calvert investment companies since 2021.
17

Calvert
Small-Cap Fund
September 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended September 30, 2024, the Fund designates approximately $27,547,038, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2024 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2024, $39,431,540 or, if subsequently determined to be different, the net capital gain of such year.
18

Calvert
Small-Cap Fund
September 30, 2024
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
19

Calvert
Small-Cap Fund
September 30, 2024
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Small-Cap Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023. This performance data indicated that the Fund had underperformed the median of the Fund’s peer universe for the one-, three- and five-year periods ended December 31, 2023. This data also indicated that the Fund had underperformed its benchmark index for the one-year period ended December 31, 2023,
20

Calvert
Small-Cap Fund
September 30, 2024
Board of Directors' Contract Approval — continued

while it had outperformed its benchmark index for the three- and five-year periods ended December 31, 2023. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (referred to collectively as “management fees”) were above the median of the Fund’s expense group and the Fund’s total expenses were at the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
21

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CCVAX-NCSR 9.30.24

Calvert
Global Energy Solutions Fund
Global Water Fund
Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2024
Calvert
Global Energy Solutions Fund
Global Water Fund

Calvert
Global Energy Solutions Fund
September 30, 2024
Schedule of Investments

Common Stocks — 99.2%

Security	Shares	Value
Austria — 0.7%
Verbund AG	13,098	$ 1,083,701
		$ 1,083,701
Belgium — 1.0%
Elia Group SA(1)	7,019	$ 802,201
Umicore SA(1)	59,236	768,772
		$ 1,570,973
Brazil — 1.7%
Energisa SA	116,600	$ 958,664
Engie Brasil Energia SA	115,800	902,346
Sao Martinho SA	170,952	822,485
		$2,683,495
Canada — 5.7%
Algonquin Power & Utilities Corp.(1)	195,577	$1,068,664
Boralex, Inc., Class A(1)	40,199	1,069,437
Brookfield Asset Management Ltd., Class A(1)	18,939	895,382
Brookfield Renewable Partners LP	46,457	1,309,158
Cameco Corp.	23,046	1,100,966
Canadian Solar, Inc.(1)(2)	48,658	815,508
Innergex Renewable Energy, Inc.(1)	133,764	1,035,535
NFI Group, Inc.(2)	47,186	630,798
Northland Power, Inc.(1)	69,734	1,202,924
		$9,128,372
Chile — 1.2%
Enel Americas SA	9,194,648	$938,507
Sociedad Quimica y Minera de Chile SA ADR(1)	21,802	908,708
		$1,847,215
China — 5.7%
BYD Co. Ltd., Class H	32,000	$1,141,694
China Datang Corp. Renewable Power Co. Ltd., Class H(1)	3,230,000	884,936
China Everbright Environment Group Ltd.	2,086,037	1,000,188
Flat Glass Group Co. Ltd., Class H(1)	449,000	745,101
NIO, Inc. ADR(2)	202,524	1,352,860
Xinyi Solar Holdings Ltd.	1,840,000	977,214
XPENG, Inc. ADR(2)	100,258	1,221,142
Yadea Group Holdings Ltd.(1)(3)	496,000	875,247
Zhuzhou CRRC Times Electric Co. Ltd., Class H	203,500	797,107
		$8,995,489
Denmark — 3.0%
NKT AS(2)	8,617	$815,390
Novonesis (Novozymes), Class B	11,116	800,301
Orsted AS(2)(3)	20,272	1,342,662
Rockwool AS, Class B	1,779	835,162
Vestas Wind Systems AS(2)	41,921	922,417
		$4,715,932
Security	Shares	Value
Finland — 0.7%
Kempower OYJ(1)(2)	38,326	$ 491,339
Neste OYJ(1)	32,978	640,699
		$ 1,132,038
France — 5.2%
Alstom SA(1)(2)	37,753	$ 784,388
Cie de Saint-Gobain SA	11,505	1,049,284
Danone SA	11,106	808,955
Dassault Systemes SE	19,797	786,352
Engie SA	43,784	757,121
Legrand SA	8,705	1,002,866
Neoen SA(3)	24,418	1,059,206
Nexans SA	5,977	877,329
Schneider Electric SE	4,423	1,165,937
		$8,291,438
Germany — 7.3%
Bayerische Motoren Werke AG	8,321	$735,880
Daimler Truck Holding AG	20,124	755,603
Deutsche Post AG	17,793	793,686
Encavis AG(2)	52,461	1,014,584
Evonik Industries AG	35,857	839,389
Infineon Technologies AG	28,022	983,793
KION Group AG	19,371	764,860
Mercedes-Benz Group AG	10,986	711,883
Nordex SE(2)	46,246	719,246
Siemens AG	6,008	1,215,466
Siemens Energy AG(2)	32,251	1,190,702
SMA Solar Technology AG	24,750	498,500
Verbio SE	39,133	815,819
Vitesco Technologies Group AG	10,079	593,697
		$11,633,108
Greece — 0.6%
Terna Energy SA	42,954	$932,636
		$932,636
Hong Kong — 0.5%
MTR Corp. Ltd.	232,500	$869,128
		$869,128
India — 2.0%
Exide Industries Ltd.	127,666	$764,625
Olectra Greentech Ltd.	33,741	663,500
Siemens Ltd.	10,284	887,710
Suzlon Energy Ltd.(2)	975,487	933,042
		$3,248,877
Ireland — 0.6%
Kingspan Group PLC	10,362	$971,842
		$971,842

See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Italy — 2.6%
Enel SpA	101,615	$ 811,680
ERG SpA(1)	34,378	942,756
Prysmian SpA	11,001	800,416
Snam SpA(1)	155,584	792,505
Terna - Rete Elettrica Nazionale(1)	88,716	799,050
		$ 4,146,407
Japan — 5.2%
Azbil Corp.(1)	95,200	$ 773,771
Central Japan Railway Co.	40,100	925,912
Daikin Industries Ltd.	7,700	1,080,780
East Japan Railway Co.	48,100	954,591
Fuji Electric Co. Ltd.	14,400	872,542
GS Yuasa Corp.	40,900	818,095
Mitsubishi Electric Corp.	59,100	958,657
Nidec Corp.	37,800	795,807
Toyota Motor Corp.	61,900	1,112,591
		$8,292,746
Netherlands — 0.8%
Alfen NV(1)(2)(3)	34,191	$501,098
Signify NV(1)(3)	31,006	731,416
		$1,232,514
New Zealand — 2.0%
Contact Energy Ltd.(1)	205,477	$1,067,256
Mercury NZ Ltd.(1)	255,393	1,049,054
Meridian Energy Ltd.	269,234	1,015,070
		$3,131,380
Norway — 1.1%
Norsk Hydro ASA	137,671	$889,355
Scatec ASA(2)(3)	114,477	899,767
		$1,789,122
Portugal — 0.8%
EDP SA	290,185	$1,323,473
		$1,323,473
Singapore — 0.5%
City Developments Ltd.	191,300	$801,411
		$801,411
South Korea — 3.5%
CS Wind Corp.	14,073	$740,590
Doosan Fuel Cell Co. Ltd.(2)	43,758	634,163
LG Chem Ltd.	3,770	1,023,282
LG Display Co. Ltd.(2)	88,900	741,590
LG Energy Solution Ltd.(2)	3,096	976,733
LS Electric Co. Ltd.	5,789	723,232
SK IE Technology Co. Ltd.(2)(3)	25,465	702,573
		$5,542,163
Security	Shares	Value
Spain — 5.1%
Acciona SA(1)	7,694	$ 1,091,598
Atlantica Sustainable Infrastructure PLC	43,824	963,252
Construcciones y Auxiliar de Ferrocarriles SA	16,646	661,072
Corp. ACCIONA Energias Renovables SA(1)	39,478	927,565
EDP Renovaveis SA(1)	69,761	1,217,246
Ence Energia y Celulosa SA(1)	223,328	747,108
Iberdrola SA	54,406	841,069
Redeia Corp. SA	40,599	789,288
Solaria Energia y Medio Ambiente SA(1)(2)	71,518	913,454
		$8,151,652
Sweden — 2.7%
AddTech AB, Class B	26,879	$805,807
Castellum AB(2)	56,293	825,296
Fabege AB	86,978	862,033
Munters Group AB(3)	35,465	810,690
Nibe Industrier AB, Class B(1)	173,220	949,361
		$4,253,187
Switzerland — 1.7%
ABB Ltd.	18,993	$1,101,890
Accelleron Industries AG	15,407	799,390
Landis & Gyr Group AG	8,179	760,915
		$2,662,195
Taiwan — 3.8%
Advanced Energy Solution Holding Co. Ltd.	38,000	$596,355
Chroma ATE, Inc.	76,000	892,311
Chung-Hsin Electric & Machinery Manufacturing Corp.	140,000	762,755
Delta Electronics, Inc.	77,000	918,692
Everlight Electronics Co. Ltd.	267,000	638,117
Simplo Technology Co. Ltd.	64,000	714,019
Taiwan High Speed Rail Corp.	799,000	745,229
Voltronic Power Technology Corp.	13,000	830,945
		$6,098,423
Thailand — 0.7%
Energy Absolute PCL NVDR	3,885,100	$1,068,241
		$1,068,241
United Kingdom — 4.2%
Croda International PLC	14,303	$808,151
Drax Group PLC	123,952	1,067,195
Johnson Matthey PLC	35,756	729,176
Linde PLC	1,614	769,652
National Grid PLC	80,045	1,106,462
SSE PLC	52,899	1,333,287
United Utilities Group PLC	57,620	807,851
		$6,621,774
United States — 28.6%
AAON, Inc.	8,718	$940,149

See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
United States (continued)
Acuity Brands, Inc.	3,370	$ 928,064
AECOM	7,710	796,212
AES Corp.	45,070	904,104
Alaska Air Group, Inc.(2)	21,380	966,590
Alphabet, Inc., Class A	4,580	759,593
Ameresco, Inc., Class A(2)	21,477	814,837
Applied Materials, Inc.	3,914	790,824
Aptiv PLC(2)	13,084	942,179
Arcadium Lithium PLC(2)	281,597	802,551
Array Technologies, Inc.(1)(2)	98,997	653,380
Autodesk, Inc.(2)	2,988	823,134
Bloom Energy Corp., Class A(1)(2)	62,451	659,483
BorgWarner, Inc.	25,251	916,359
Brookfield Renewable Corp., Class A(1)	37,354	1,219,982
ChargePoint Holdings, Inc.(1)(2)	336,931	461,595
Clearway Energy, Inc., Class C	36,018	1,105,032
CRH PLC	8,506	788,846
Cummins, Inc.	2,468	799,114
Eaton Corp. PLC	3,627	1,202,133
EnerSys	7,870	803,134
Enphase Energy, Inc.(2)	7,678	867,768
Equinix, Inc.	925	821,058
FedEx Corp.	2,584	707,189
First Solar, Inc.(2)	4,247	1,059,372
General Mills, Inc.	10,680	788,718
HA Sustainable Infrastructure Capital, Inc.	23,624	814,319
Hubbell, Inc.	2,397	1,026,755
International Business Machines Corp.	3,820	844,526
Itron, Inc.(2)	7,687	821,048
Johnson Controls International PLC	14,077	1,092,516
Microsoft Corp.	1,905	819,722
MYR Group, Inc.(2)	7,052	720,926
NextEra Energy Partners LP	39,794	1,099,110
NextEra Energy, Inc.	9,831	831,014
NEXTracker, Inc., Class A(2)	19,986	749,075
ON Semiconductor Corp.(2)	12,851	933,111
Ormat Technologies, Inc.	14,568	1,120,862
Owens Corning	5,399	953,032
Power Integrations, Inc.	11,786	755,718
Quanta Services, Inc.	2,864	853,902
Rockwell Automation, Inc.	2,838	761,889
Shoals Technologies Group, Inc., Class A(2)	120,731	677,301
SolarEdge Technologies, Inc.(1)(2)	28,561	654,333
Stanley Black & Decker, Inc.	7,542	830,600
Sunrun, Inc.(1)(2)	52,789	953,369
Tesla, Inc.(2)	5,903	1,544,402
Trane Technologies PLC	2,971	1,154,917
Universal Display Corp.	4,489	942,241
Waste Management, Inc.	3,750	778,500
Whirlpool Corp.	7,698	823,686
Security	Shares	Value
United States (continued)
Wolfspeed, Inc.(2)	70,074	$ 679,718
		$ 45,557,992
Total Common Stocks (identified cost $176,976,482)		$157,776,924

Short-Term Investments — 7.0%

Affiliated Fund — 0.0%(4)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(5)	100,183	$ 100,183
Total Affiliated Fund (identified cost $100,183)		$ 100,183
Securities Lending Collateral — 7.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(6)	11,087,294	$ 11,087,294
Total Securities Lending Collateral (identified cost $11,087,294)		$ 11,087,294
Total Short-Term Investments (identified cost $11,187,477)		$ 11,187,477

Total Investments — 106.2% (identified cost $188,163,959)	$168,964,401
Other Assets, Less Liabilities — (6.2)%	$ (9,912,614)
Net Assets — 100.0%	$159,051,787

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $22,038,161.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $6,922,659 or 4.4% of the Fund's net assets.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(6)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
September 30, 2024
Schedule of Investments — continued

At September 30, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	38.2%
Utilities	27.3
Information Technology	12.7
Consumer Discretionary	8.0
Materials	6.2
Real Estate	2.1
Energy	1.6
Consumer Staples	1.5
Financials	1.1
Communication Services	0.5
Total	99.2%

Abbreviations:
ADR	– American Depositary Receipt
NVDR	– Non-Voting Depository Receipt
PCL	– Public Company Limited

See Notes to Financial Statements.

Calvert
Global Water Fund
September 30, 2024
Schedule of Investments

Common Stocks — 100.1%

Security	Shares	Value
Australia — 2.4%
Reece Ltd.(1)	285,004	$ 5,589,222
Reliance Worldwide Corp. Ltd.	2,176,074	8,791,055
		$ 14,380,277
Austria — 0.9%
Wienerberger AG	158,592	$ 5,243,724
		$ 5,243,724
Brazil — 3.7%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR	519,422	$ 8,591,240
Cia de Saneamento de Minas Gerais Copasa MG	1,564,892	6,618,410
Cia De Sanena Do Parana	1,380,100	7,468,353
		$22,678,003
Canada — 1.1%
Gildan Activewear, Inc.	71,224	$3,352,523
Stantec, Inc.(1)	39,661	3,189,420
		$6,541,943
Chile — 1.1%
Aguas Andinas SA, Class A	21,385,113	$6,609,007
		$6,609,007
China — 5.2%
Beijing Enterprises Water Group Ltd.	23,669,452	$7,346,763
China Everbright Environment Group Ltd.(1)	7,077,666	3,393,514
China Lesso Group Holdings Ltd.	10,413,578	5,249,693
China Water Affairs Group Ltd.(1)	10,072,421	6,723,542
Guangdong Investment Ltd.	12,799,427	8,549,738
		$31,263,250
Denmark — 0.6%
Novonesis (Novozymes), Class B	46,736	$3,364,778
		$3,364,778
Finland — 1.3%
Kemira OYJ	322,440	$8,043,630
		$8,043,630
France — 3.3%
Eurofins Scientific SE(1)	56,819	$3,602,387
L'Oreal SA	7,399	3,318,722
LVMH Moet Hennessy Louis Vuitton SE	4,352	3,337,442
Veolia Environnement SA	297,413	9,791,806
		$20,050,357
Germany — 1.1%
GEA Group AG	69,160	$3,392,056
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA, PFC Shares	35,455	$ 3,332,759
		$ 6,724,815
Italy — 2.0%
ACEA SpA(1)	353,688	$ 6,920,320
Interpump Group SpA(1)	116,439	5,439,498
		$ 12,359,818
Japan — 7.9%
Daiseki Co. Ltd.	267,500	$ 7,005,075
Ebara Corp.	410,180	6,723,204
Kurita Water Industries Ltd.	208,342	9,014,392
Lixil Corp.(1)	684,100	8,197,959
Organo Corp.	155,500	7,610,275
Sekisui Chemical Co. Ltd.	216,100	3,378,882
TOTO Ltd.(1)	155,000	5,765,608
		$47,695,395
Mexico — 0.7%
Orbia Advance Corp. SAB de CV(1)	4,114,800	$4,175,404
		$4,175,404
Netherlands — 1.4%
Aalberts NV	134,796	$5,479,699
Arcadis NV	44,229	3,066,714
		$8,546,413
Singapore — 1.1%
CDL Hospitality Trusts(1)	4,527,501	$3,595,207
City Developments Ltd.	809,400	3,390,812
Hyflux Ltd.(1)(2)(3)	16,595,483	0
		$6,986,019
South Korea — 1.9%
Coway Co. Ltd.	158,297	$7,988,987
LG Chem Ltd.	13,495	3,662,917
		$11,651,904
Spain — 1.1%
Acciona SA(1)	24,047	$3,411,707
Iberdrola SA	228,734	3,536,027
		$6,947,734
Sweden — 0.6%
Fabege AB	362,400	$3,591,721
		$3,591,721
Switzerland — 4.9%
Belimo Holding AG	8,355	$5,964,710
Geberit AG	9,900	6,462,778
Georg Fischer AG	70,333	5,323,618
Roche Holding AG	9,589	3,068,645

See Notes to Financial Statements.

Calvert
Global Water Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Switzerland (continued)
Sika AG	10,169	$ 3,370,673
Sulzer AG	32,607	5,349,930
		$ 29,540,354
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	110,294	$ 3,325,819
		$ 3,325,819
Thailand — 1.2%
Amata Corp. PCL	9,388,700	$ 7,278,770
		$7,278,770
United Kingdom — 7.9%
CNH Industrial NV	314,101	$3,486,521
Croda International PLC	60,173	3,399,907
Genuit Group PLC	763,524	4,891,739
Halma PLC	94,771	3,313,712
Marlowe PLC	554,080	2,387,409
Mondi PLC	167,887	3,202,528
Optima Health Group Ltd.(1)(3)	554,080	1,111,166
Pennon Group PLC	956,306	7,555,438
Severn Trent PLC	263,736	9,337,178
United Utilities Group PLC	667,448	9,357,835
		$48,043,433
United States — 48.2%
A.O. Smith Corp.	70,279	$6,313,163
Advanced Drainage Systems, Inc.	37,857	5,949,606
AECOM	60,554	6,253,412
Agilent Technologies, Inc.	22,711	3,372,129
American States Water Co.	96,662	8,050,978
American Water Works Co., Inc.	69,774	10,203,750
Badger Meter, Inc.	42,091	9,193,095
Ball Corp.	50,898	3,456,483
Brookfield Renewable Corp., Class A(1)	113,996	3,723,109
California Water Service Group	143,407	7,775,528
Chemed Corp.	9,781	5,878,088
CMS Energy Corp.	47,831	3,378,304
Core & Main, Inc., Class A(3)	119,405	5,301,582
Cousins Properties, Inc.	113,849	3,356,269
Ecolab, Inc.	43,752	11,171,198
Energy Recovery, Inc.(3)	422,226	7,342,510
Entegris, Inc.	28,031	3,154,328
Essential Utilities, Inc.	231,948	8,946,234
Ferguson Enterprises, Inc.	32,980	6,548,839
FMC Corp.	50,129	3,305,506
Fortune Brands Innovations, Inc.	73,865	6,613,133
Franklin Electric Co., Inc.	50,986	5,344,353
Gorman-Rupp Co.	109,583	4,268,258
Hawkins, Inc.	61,935	7,894,854
Hilton Worldwide Holdings, Inc.	14,778	3,406,329
Security	Shares	Value
United States (continued)
IDEXX Laboratories, Inc.(3)	6,747	$ 3,408,719
Ingersoll Rand, Inc.	35,514	3,486,054
Intel Corp.	147,367	3,457,230
Itron, Inc.(3)	31,773	3,393,674
Levi Strauss & Co., Class A	168,542	3,674,216
Lindsay Corp.	37,041	4,616,790
Masco Corp.	78,292	6,571,831
Middlesex Water Co.	109,048	7,114,292
Mondelez International, Inc., Class A	44,712	3,293,933
Mueller Industries, Inc.	78,839	5,841,970
Mueller Water Products, Inc., Class A	240,762	5,224,535
Nucor Corp.	21,381	3,214,420
Parker-Hannifin Corp.	5,408	3,416,883
Pentair PLC	108,184	10,579,313
Procter & Gamble Co.	18,713	3,241,092
Roper Technologies, Inc.	5,853	3,256,843
SJW Group	124,430	7,230,627
Tetra Tech, Inc.	198,706	9,370,975
Trimble, Inc.(3)	57,291	3,557,198
Valmont Industries, Inc.	19,297	5,595,165
Veralto Corp.	90,676	10,143,017
Waters Corp.(3)	9,372	3,372,889
Watts Water Technologies, Inc., Class A	43,604	9,034,313
Xylem, Inc.	75,731	10,225,957
Zurn Elkay Water Solutions Corp., Class C	260,461	9,360,968
		$291,883,942
Total Common Stocks (identified cost $423,551,882)		$606,926,510

Short-Term Investments — 1.2%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(4)	7,266,904	$ 7,266,904
Total Short-Term Investments (identified cost $7,266,904)		$ 7,266,904

Total Investments — 101.3% (identified cost $430,818,786)	$614,193,414
Other Assets, Less Liabilities — (1.3)%	$ (8,045,884)
Net Assets — 100.0%	$606,147,530

See Notes to Financial Statements.

Calvert
Global Water Fund
September 30, 2024
Schedule of Investments — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $30,400,003.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(3)	Non-income producing security.
(4)	Represents investment of cash collateral received in connection with securities lending.
At September 30, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	44.4%
Utilities	26.1
Materials	10.5
Information Technology	5.4
Consumer Discretionary	4.1
Health Care	3.7
Real Estate	3.5
Consumer Staples	2.4
Total	100.1%

Abbreviations:
ADR	– American Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2024
Statements of Assets and Liabilities

	September 30, 2024
	Global Energy Solutions Fund	Global Water Fund
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $188,063,776 and $430,818,786, respectively) - including $22,038,161 and $30,400,003, respectively, of securities on loan	$168,864,218	$614,193,414
Investments in securities of affiliated issuers, at value (identified cost $100,183 and $0, respectively)	100,183	—
Cash	8,388	—
Cash denominated in foreign currency, at value (cost $118,783 and $145,394, respectively)	118,814	145,024
Receivable for investments sold	923,952	845,856
Receivable for capital shares sold	81,524	67,090
Dividends receivable	207,704	1,504,174
Dividends receivable - affiliated	663	1,607
Securities lending income receivable	11,336	8,869
Tax reclaims receivable	228,930	605,576
Receivable from affiliates	45,340	31,309
Directors' deferred compensation plan	55,343	285,862
Total assets	$170,646,395	$617,688,781
Liabilities
Due to custodian	$ —	$41,854
Payable for line of credit	—	800,000
Payable for capital shares redeemed	85,110	2,407,210
Payable for foreign capital gains taxes	81,954	—
Deposits for securities loaned	11,087,294	7,266,904
Payable to affiliates:
Investment advisory fee	93,984	348,357
Administrative fee	15,040	57,970
Distribution and service fees	22,334	67,528
Sub-transfer agency fee	13,151	17,721
Directors' deferred compensation plan	55,343	285,862
Accrued expenses	140,398	247,845
Total liabilities	$11,594,608	$11,541,251
Net Assets	$159,051,787	$606,147,530
Sources of Net Assets
Paid-in capital	$183,245,239	$384,430,244
Distributable earnings (accumulated loss)	(24,193,452)	221,717,286
Net Assets	$159,051,787	$606,147,530
Class A Shares
Net Assets	$85,422,414	$266,287,710
Shares Outstanding	7,214,575	8,271,934
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.84	$32.19
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$12.50	$33.97
Class C Shares
Net Assets	$6,948,978	$18,524,341
Shares Outstanding	632,677	630,069
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.98	$29.40

See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2024
Statements of Assets and Liabilities — continued

	September 30, 2024
	Global Energy Solutions Fund	Global Water Fund
Class I Shares
Net Assets	$66,680,395	$321,335,479
Shares Outstanding	5,530,019	9,898,883
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.06	$32.46

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2024
Statements of Operations

	Year Ended September 30, 2024
	Global Energy Solutions Fund	Global Water Fund
Investment Income
Dividend income (net of foreign taxes withheld of $331,173 and $891,929, respectively)	$3,394,209	$14,906,892
Dividend income - affiliated issuers	6,179	21,427
Non-cash dividend income	—	1,707,875
Interest income	276	385
Interest income - affiliated issuers	617	1,943
Securities lending income, net	131,112	67,169
Total investment income	$3,532,393	$16,705,691
Expenses
Investment advisory fee	$1,176,689	$4,081,412
Administrative fee	188,270	678,242
Distribution and service fees:
Class A	209,519	598,205
Class C	74,239	189,608
Directors' fees and expenses	9,351	34,138
Custodian fees	61,824	59,901
Transfer agency fees and expenses	259,316	611,543
Accounting fees	38,068	129,963
Professional fees	83,310	83,203
Registration fees	52,972	60,724
Reports to shareholders	43,966	68,449
Miscellaneous	32,750	81,413
Total expenses	$2,230,274	$6,676,801
Waiver and/or reimbursement of expenses by affiliates	$(384,426)	$(274,848)
Net expenses	$1,845,848	$6,401,953
Net investment income	$1,686,545	$10,303,738
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $76,491 and $0, respectively)	$7,267,922	$39,430,101
Foreign currency transactions	(22,910)	(18,614)
Net realized gain	$7,245,012	$39,411,487
Change in unrealized appreciation (depreciation):
Investment securities (including net increase in payable for foreign capital gains taxes of $81,954 and $0, respectively)	$11,019,341	$106,666,878
Investment securities - affiliated issuers	2,742	8,637
Foreign currency	20,596	57,248
Net change in unrealized appreciation (depreciation)	$11,042,679	$106,732,763
Net realized and unrealized gain	$18,287,691	$146,144,250
Net increase in net assets from operations	$19,974,236	$156,447,988

See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2024
Statements of Changes in Net Assets

	Global Energy Solutions Fund		Global Water Fund
	Year Ended September 30,
	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,686,545	$1,755,324	$10,303,738	$7,043,670
Net realized gain	7,245,012	8,879,042	39,411,487	9,206,305
Net change in unrealized appreciation (depreciation)	11,042,679	1,401,904	106,732,763	58,924,095
Net increase in net assets from operations	$19,974,236	$12,036,270	$156,447,988	$75,174,070
Distributions to shareholders:
Class A	$(758,821)	$(595,608)	$(6,121,664)	$(3,151,056)
Class C	(5,763)	—	(408,438)	(165,691)
Class I	(770,716)	(647,981)	(8,722,518)	(4,669,943)
Total distributions to shareholders	$(1,535,300)	$(1,243,589)	$(15,252,620)	$(7,986,690)
Capital share transactions:
Class A	$(10,596,852)	$967,655	$(10,949,358)	$(7,351,512)
Class C	(2,035,952)	(779,179)	(5,741,021)	(7,194,736)
Class I	(9,384,425)	(4,844,523)	(36,930,730)	1,128,518
Net decrease in net assets from capital share transactions	$(22,017,229)	$(4,656,047)	$(53,621,109)	$(13,417,730)
Net increase (decrease) in net assets	$(3,578,293)	$6,136,634	$87,574,259	$53,769,650
Net Assets
At beginning of year	$162,630,080	$156,493,446	$518,573,271	$464,803,621
At end of year	$159,051,787	$162,630,080	$606,147,530	$518,573,271

See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
September 30, 2024
Financial Highlights

	Global Energy Solutions Fund — Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$10.52	$9.86	$12.79	$9.54	$7.08
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.11	$0.08	$0.06	$0.06
Net realized and unrealized gain (loss)	1.30	0.62	(2.98)	3.27	2.48
Total income (loss) from operations	$1.41	$0.73	$(2.90)	$3.33	$2.54
Less Distributions
From net investment income	$(0.09)	$(0.07)	$(0.03)	$(0.08)	$(0.08)
Total distributions	$(0.09)	$(0.07)	$(0.03)	$(0.08)	$(0.08)
Net asset value — End of year	$11.84	$10.52	$9.86	$12.79	$9.54
Total Return(2)	13.50%	7.38%	(22.71)%	35.00%	36.12%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$85,422	$86,112	$79,841	$100,038	$62,428
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.49%	1.43%	1.40%	1.42%	1.54%
Net expenses	1.24%(4)	1.24%(4)	1.24%(4)	1.24%	1.24%
Net investment income	1.01%	0.93%	0.65%	0.48%	0.76%
Portfolio Turnover	41%	42%	43%	50%	45%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
September 30, 2024
Financial Highlights — continued

	Global Energy Solutions Fund — Class C
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$9.76	$9.15	$11.93	$8.92	$6.63
Income (Loss) From Operations
Net investment income (loss)(1)	$0.02	$0.02	$(0.01)	$(0.03)	$(0.00)(2)
Net realized and unrealized gain (loss)	1.21	0.59	(2.77)	3.06	2.32
Total income (loss) from operations	$1.23	$0.61	$(2.78)	$3.03	$2.32
Less Distributions
From net investment income	$(0.01)	$ —	$ —	$(0.02)	$(0.03)
Total distributions	$(0.01)	$ —	$ —	$(0.02)	$(0.03)
Net asset value — End of year	$10.98	$9.76	$9.15	$11.93	$8.92
Total Return(3)	12.58%	6.67%	(23.30)%	33.93%	35.03%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,949	$8,151	$8,304	$11,009	$7,841
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.24%	2.18%	2.16%	2.17%	2.29%
Net expenses	1.99%(5)	1.99%(5)	1.99%(5)	1.99%	1.99%
Net investment income (loss)	0.23%	0.17%	(0.11)%	(0.27)%	(0.01)%
Portfolio Turnover	41%	42%	43%	50%	45%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
September 30, 2024
Financial Highlights — continued

	Global Energy Solutions Fund — Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$10.71	$10.03	$13.01	$9.70	$7.20
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.13	$0.11	$0.10	$0.08
Net realized and unrealized gain (loss)	1.33	0.64	(3.02)	3.31	2.52
Total income (loss) from operations	$1.47	$0.77	$(2.91)	$3.41	$2.60
Less Distributions
From net investment income	$(0.12)	$(0.09)	$(0.07)	$(0.10)	$(0.10)
Total distributions	$(0.12)	$(0.09)	$(0.07)	$(0.10)	$(0.10)
Net asset value — End of year	$12.06	$10.71	$10.03	$13.01	$9.70
Total Return(2)	13.83%	7.69%	(22.52)%	35.28%	36.40%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$66,680	$68,366	$68,349	$114,371	$45,676
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.24%	1.18%	1.15%	1.17%	1.29%
Net expenses	0.99%(4)	0.99%(4)	0.99%(4)	0.99%	0.99%
Net investment income	1.25%	1.15%	0.88%	0.80%	1.08%
Portfolio Turnover	41%	42%	43%	50%	45%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Global Water Fund
September 30, 2024
Financial Highlights

	Global Water Fund — Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$25.07	$21.93	$28.61	$21.67	$20.70
Income (Loss) From Operations
Net investment income(1)	$0.49	$0.31	$0.22	$0.33	$0.14
Net realized and unrealized gain (loss)	7.35	3.19	(6.62)	6.80	1.02
Total income (loss) from operations	$7.84	$3.50	$(6.40)	$7.13	$1.16
Less Distributions
From net investment income	$(0.34)	$(0.20)	$(0.28)	$(0.19)	$(0.19)
From net realized gain	(0.38)	(0.16)	—	—	—
Total distributions	$(0.72)	$(0.36)	$(0.28)	$(0.19)	$(0.19)
Net asset value — End of year	$32.19	$25.07	$21.93	$28.61	$21.67
Total Return(2)	31.73%	16.00%	(22.62)%	33.05%	5.57%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$266,288	$217,322	$196,323	$246,978	$180,956
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.29%	1.29%	1.28%	1.29%	1.34%
Net expenses	1.24%(4)	1.24%(4)	1.24%(4)	1.24%	1.24%
Net investment income	1.72%	1.20%	0.83%	1.21%	0.70%
Portfolio Turnover	29%	30%	25%	27%	35%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Global Water Fund
September 30, 2024
Financial Highlights — continued

	Global Water Fund — Class C
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$22.94	$20.06	$26.19	$19.84	$18.98
Income (Loss) From Operations
Net investment income (loss)(1)	$0.23	$0.09	$0.00(2)	$0.10	$(0.02)
Net realized and unrealized gain (loss)	6.74	2.95	(6.06)	6.26	0.92
Total income (loss) from operations	$6.97	$3.04	$(6.06)	$6.36	$0.90
Less Distributions
From net investment income	$(0.13)	$ —	$(0.07)	$(0.01)	$(0.04)
From net realized gain	(0.38)	(0.16)	—	—	—
Total distributions	$(0.51)	$(0.16)	$(0.07)	$(0.01)	$(0.04)
Net asset value — End of year	$29.40	$22.94	$20.06	$26.19	$19.84
Total Return(3)	30.72%	15.16%	(23.20)%	32.05%	4.75%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$18,524	$19,588	$23,291	$41,631	$39,358
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.04%	2.04%	2.03%	2.04%	2.09%
Net expenses	1.99%(5)	1.99%(5)	1.99%(5)	1.99%	1.99%
Net investment income (loss)	0.89%	0.40%	0.02%	0.42%	(0.08)%
Portfolio Turnover	29%	30%	25%	27%	35%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Global Water Fund
September 30, 2024
Financial Highlights — continued

	Global Water Fund — Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$25.28	$22.11	$28.84	$21.83	$20.85
Income (Loss) From Operations
Net investment income(1)	$0.56	$0.38	$0.30	$0.40	$0.20
Net realized and unrealized gain (loss)	7.41	3.22	(6.68)	6.86	1.02
Total income (loss) from operations	$7.97	$3.60	$(6.38)	$7.26	$1.22
Less Distributions
From net investment income	$(0.41)	$(0.27)	$(0.35)	$(0.25)	$(0.24)
From net realized gain	(0.38)	(0.16)	—	—	—
Total distributions	$(0.79)	$(0.43)	$(0.35)	$(0.25)	$(0.24)
Net asset value — End of year	$32.46	$25.28	$22.11	$28.84	$21.83
Total Return(2)	32.02%	16.32%	(22.44)%	33.41%	5.83%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$321,335	$281,663	$245,189	$274,586	$189,141
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.04%	1.04%	1.03%	1.04%	1.09%
Net expenses	0.99%(4)	0.99%(4)	0.99%(4)	0.99%	0.99%
Net investment income	1.96%	1.46%	1.11%	1.47%	0.97%
Portfolio Turnover	29%	30%	25%	27%	35%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Global Energy Solutions Fund (Global Energy Solutions) and Calvert Global Water Fund (Global Water) (each a Fund and collectively, the Funds) are diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Global Energy Solutions is to seek to track the performance of the Calvert Global Energy Research Index. Global Energy Solutions invests in equity securities of U.S. and non-U.S. companies whose main business is sustainable energy solutions, or that are significantly involved in the sustainable energy solutions industry. The investment objective of Global Water is to seek to track the performance of the Calvert Global Water Research Index. Global Water invests in equity securities of U.S. and non-U.S. companies whose main business is in the water industry, or that are significantly involved in water-related services or technologies.
Each Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Directors (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board's valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Funds' Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated each Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2024
Notes to Financial Statements — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds' holdings as of September 30, 2024, based on the inputs used to value them:
Global Energy Solutions
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Austria	$ —	$1,083,701	$ —	$1,083,701
Belgium	—	1,570,973	—	1,570,973
Brazil	2,683,495	—	—	2,683,495
Canada	9,128,372	—	—	9,128,372
Chile	908,708	938,507	—	1,847,215
China	2,574,002	6,421,487	—	8,995,489
Denmark	—	4,715,932	—	4,715,932
Finland	—	1,132,038	—	1,132,038
France	—	8,291,438	—	8,291,438
Germany	—	11,633,108	—	11,633,108
Greece	—	932,636	—	932,636
Hong Kong	—	869,128	—	869,128
India	—	3,248,877	—	3,248,877
Ireland	—	971,842	—	971,842
Italy	—	4,146,407	—	4,146,407
Japan	—	8,292,746	—	8,292,746
Netherlands	—	1,232,514	—	1,232,514
New Zealand	—	3,131,380	—	3,131,380
Norway	—	1,789,122	—	1,789,122
Portugal	—	1,323,473	—	1,323,473
Singapore	—	801,411	—	801,411
South Korea	—	5,542,163	—	5,542,163
Spain	963,252	7,188,400	—	8,151,652
Sweden	—	4,253,187	—	4,253,187
Switzerland	—	2,662,195	—	2,662,195
Taiwan	—	6,098,423	—	6,098,423
Thailand	—	1,068,241	—	1,068,241
United Kingdom	769,652	5,852,122	—	6,621,774
United States	45,557,992	—	—	45,557,992
Total Common Stocks	$62,585,473	$95,191,451(1)	$ —	$157,776,924
Short-Term Investments:
Affiliated Fund	$100,183	$ —	$ —	$100,183
Securities Lending Collateral	11,087,294	—	—	11,087,294
Total Investments	$73,772,950	$95,191,451	$ —	$168,964,401

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2024
Notes to Financial Statements — continued

Global Water
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$14,380,277	$ —	$14,380,277
Austria	—	5,243,724	—	5,243,724
Brazil	22,678,003	—	—	22,678,003
Canada	6,541,943	—	—	6,541,943
Chile	—	6,609,007	—	6,609,007
China	—	31,263,250	—	31,263,250
Denmark	—	3,364,778	—	3,364,778
Finland	—	8,043,630	—	8,043,630
France	—	20,050,357	—	20,050,357
Germany	—	6,724,815	—	6,724,815
Italy	—	12,359,818	—	12,359,818
Japan	—	47,695,395	—	47,695,395
Mexico	4,175,404	—	—	4,175,404
Netherlands	—	8,546,413	—	8,546,413
Singapore	—	6,986,019	0	6,986,019
South Korea	—	11,651,904	—	11,651,904
Spain	—	6,947,734	—	6,947,734
Sweden	—	3,591,721	—	3,591,721
Switzerland	—	29,540,354	—	29,540,354
Taiwan	—	3,325,819	—	3,325,819
Thailand	—	7,278,770	—	7,278,770
United Kingdom	4,597,687	43,445,746	—	48,043,433
United States	291,883,942	—	—	291,883,942
Total Common Stocks	$329,876,979	$277,049,531(2)	$0	$606,926,510
Short-Term Investments	$7,266,904	$ —	$ —	$7,266,904
Total Investments	$337,143,883	$277,049,531	$ —	$614,193,414

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2024 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, each Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the “EU reclaims”). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2024
Notes to Financial Statements — continued

C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, each Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, each Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the respective Fund's change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in the respective Fund's net realized gain (loss) on investments.
Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Each Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment advisory fee is computed at the following annual rates of each respective Fund's average daily net assets and is payable monthly:
Global Energy Solutions0.75%
Global Water
Up to and including $250 Million0.75%
Over $250 Million0.70%
For the year ended September 30, 2024, the investment advisory fee for Global Energy Solutions and Global Water amounted to $1,176,689 and $4,081,412, respectively, or 0.75% and 0.72%, respectively, of each Fund’s average daily net assets.
Each Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by each Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by each Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2024, the investment advisory fee paid was reduced by $179 and $680 for Global Energy Solutions and Global Water, respectively, relating to each Fund's investment in the Liquidity Fund.

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2024
Notes to Financial Statements — continued

CRM has agreed to reimburse the Funds' operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.24%, 1.99% and 0.99% of each Fund’s average daily net assets for Class A, Class C and Class I, respectively. The expense reimbursement agreements with CRM may be changed or terminated after February 1, 2025. For the year ended September 30, 2024, CRM waived and/or reimbursed expenses of $384,247 and $274,168 for Global Energy Solutions and Global Water, respectively.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Funds. The fee is computed at an annual rate of 0.12% of each Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the year ended September 30, 2024, CRM was paid administrative fees of $188,270 and $678,242 for Global Energy Solutions and Global Water, respectively.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Global Energy Solutions and Global Water paid or accrued for the year ended September 30, 2024 amounted to $209,519 and $598,205, respectively, for Class A shares and $74,239 and $189,608, respectively, for Class C shares.
The Funds were informed that EVD received $9,516 and $20,214 for Global Energy Solutions and Global Water, respectively, as their portion of the sales charge on sales of Class A shares for the year ended September 30, 2024. The Funds were informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended September 30, 2024 in the amount of $3,664 for Global Water and none for Global Energy Solutions.
For the year ended September 30, 2024, the Funds were also informed that EVD received the following amounts of contingent deferred sales charges paid by Class A and Class C shareholders:
	Global Energy Solutions	Global Water
Class A	$—(1)	$2,087
Class C	163	685

(1)	Amount is less than $100.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2024, sub-transfer agency fees and expenses for Global Energy Solutions and Global Water incurred to EVM amounted to $54,760 and $72,644, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Director of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Directors. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds' assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Funds who are employees of CRM or its affiliates are paid by CRM.

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2024
Notes to Financial Statements — continued

3  Investment Activity
During the year ended September 30, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were as follows:
	Global Energy Solutions	Global Water
Purchases	$63,911,430	$161,360,377
Sales	86,223,386	217,304,300
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2024 and September 30, 2023 was as follows:
	Global Energy Solutions		Global Water
	Year Ended September 30,		Year Ended September 30,
	2024	2023	2024	2023
Ordinary income	$1,535,300	$1,243,589	$7,458,556	$4,713,205
Long-term capital gains	$ —	$ —	$7,794,064	$3,273,485
During the year ended September 30, 2024, the following amounts were reclassified due to the Funds' use of equalization accounting. Tax equalization accounting allows the Funds to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Funds.
	Global Energy Solutions	Global Water
Change in:
Paid-in capital	$126,905	$3,627,567
Distributable earnings (Accumulated loss)	$(126,905)	$(3,627,567)
As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
	Global Energy Solutions	Global Water
Undistributed ordinary income	$1,220,553	$12,770,875
Undistributed long-term capital gains	—	32,289,608
Deferred capital losses	(4,712,929)	—
Net unrealized appreciation (depreciation)	(20,701,076)	176,656,803
Distributable earnings (accumulated loss)	$(24,193,452)	$221,717,286
At September 30, 2024, Global Energy Solutions, for federal income tax purposes, had deferred capital losses of $4,712,929 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $4,712,929 are long-term.

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2024
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Funds at September 30, 2024, as determined on a federal income tax basis, were as follows:
	Global Energy Solutions	Global Water
Aggregate cost	$189,592,536	$437,578,983
Gross unrealized appreciation	$19,145,903	$203,172,695
Gross unrealized depreciation	(39,774,038)	(26,558,264)
Net unrealized appreciation (depreciation)	$(20,628,135)	$176,614,431
5  Securities Lending
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Funds on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of a Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statements of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.
At September 30, 2024, the total value of securities on loan and the total value of collateral received were as follows:
	Global Energy Solutions	Global Water
Securities on Loan	$22,038,161	$30,400,003
Collateral Received:
Cash	11,087,294	7,266,904
U.S. government and/or agencies securities	12,237,566	25,163,055
Total Collateral Received	$23,324,860	$32,429,959

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2024
Notes to Financial Statements — continued

The following tables provide a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2024.
Global Energy Solutions	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$11,087,294	$ —	$ —	$ —	$11,087,294

Global Water	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$7,266,904	$ —	$ —	$ —	$7,266,904
The carrying amounts of the liabilities for deposits for securities loaned at September 30, 2024 approximated their fair value. If measured at fair value, such liabilities would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2024.
6  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
Global Energy Solutions had no borrowings outstanding pursuant to this line of credit at September 30, 2024. Global Water had a balance outstanding pursuant to this line of credit of $800,000 at September 30, 2024, at an annual interest rate of 8.00%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at September 30, 2024. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2024. The Funds' average borrowings and allocated fees for the year ended September 30, 2024 were not significant.
Effective October 22, 2024, the Funds renewed their line of credit agreement, which expires October 21, 2025, at substantially the same terms.
7  Affiliated Investments
During the year ended September 30, 2024, each Fund had invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Funds and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM’s affiliate serves on the CIC Board.
At September 30, 2024, the value of each Fund’s investment in the Notes and in funds that may be deemed to be affiliated was $100,183 for Global Energy Solutions, which represents less than 0.05% of its net assets, and none for Global Water. Transactions in such investments by the Funds for the year ended September 30, 2024 were as follows:

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2024
Notes to Financial Statements — continued

Global Energy Solutions
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	$197,258	$ —	$ (200,000)	$ —	$2,742	$ —	$ 617	$ —
Short-Term Investments
Liquidity Fund	551,742	15,497,091	(15,948,650)	—	—	100,183	6,179	100,183
Total				$ —	$2,742	$100,183	$ 6,796
Global Water
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	$621,363	$ —	$ (630,000)	$ —	$8,637	$ —	$ 1,943	$ —
Short-Term Investments
Liquidity Fund	362,628	49,206,921	(49,569,549)	—	—	—	21,427	—
Total				$ —	$8,637	$ —	$23,370
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Funds). The authorized shares of each Fund consists of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
Global Energy Solutions
	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	504,551	$5,434,854	1,526,988	$17,497,678
Reinvestment of distributions	63,954	718,201	52,041	567,772
Shares redeemed	(1,538,290)	(16,749,907)	(1,493,378)	(17,097,795)
Net increase (decrease)	(969,785)	$(10,596,852)	85,651	$967,655
Class C
Shares sold	30,064	$300,452	138,326	$1,451,994
Reinvestment of distributions	542	5,679	—	—
Shares redeemed	(233,233)	(2,342,083)	(210,195)	(2,231,173)
Net decrease	(202,627)	$(2,035,952)	(71,869)	$(779,179)

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2024
Notes to Financial Statements — continued

Global Energy Solutions — continued
	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	1,125,404	$12,285,682	1,839,563	$21,391,745
Reinvestment of distributions	67,002	765,167	58,005	643,274
Shares redeemed	(2,043,493)	(22,435,274)	(2,327,894)	(26,879,542)
Net decrease	(851,087)	$(9,384,425)	(430,326)	$(4,844,523)
Global Water
	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	549,629	$15,552,319	769,086	$19,971,487
Reinvestment of distributions	196,253	5,449,947	115,463	2,804,596
Shares redeemed	(1,141,293)	(31,951,624)	(1,169,871)	(30,127,595)
Net decrease	(395,411)	$(10,949,358)	(285,322)	$(7,351,512)
Class C
Shares sold	36,295	$914,810	55,096	$1,304,972
Reinvestment of distributions	15,065	384,297	6,831	152,670
Shares redeemed	(275,248)	(7,040,128)	(369,066)	(8,652,378)
Net decrease	(223,888)	$(5,741,021)	(307,139)	$(7,194,736)
Class I
Shares sold	1,214,915	$33,896,494	1,793,282	$46,423,693
Reinvestment of distributions	283,879	7,934,434	171,517	4,191,867
Shares redeemed	(2,743,268)	(78,761,658)	(1,911,412)	(49,487,042)
Net increase (decrease)	(1,244,474)	$(36,930,730)	53,387	$1,128,518
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Funds may have difficulties enforcing their legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2024
Notes to Financial Statements — continued

obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Concentration Risk
Global Energy Solutions concentrates its investments in the sustainable energy solutions industry. This industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.
Global Water concentrates its investments in the water industry. This industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Calvert Impact Fund, Inc. and Shareholders of Calvert Global Energy Solutions Fund and Calvert Global Water Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Calvert Global Energy Solutions Fund and Calvert Global Water Fund (the “Funds”) (two of the funds constituting Calvert Impact Fund, Inc.), including the schedules of investments, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended September 30, 2020 were audited by other auditors whose report, dated November 20, 2020, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2024
We have served as the auditor of one or more Calvert investment companies since 2021.

Calvert
Global Energy Solutions Fund
Global Water Fund
September 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, the foreign tax credit and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended September 30, 2024, the Funds designate approximately the following amounts, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%:
Global Energy Solutions	$ 3,001,930
Global Water	$12,663,793
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of each Fund's dividend distribution that qualifies under tax law. For each Fund's fiscal 2024 ordinary income dividends, the following qualifies for the corporate dividends received deduction:
Global Energy Solutions	28.45%
Global Water	35.80%
Foreign Tax Credit. For the fiscal year ended September 30, 2024, the Funds paid foreign taxes and recognized foreign source income as follows:
	Foreign Taxes	Foreign Source Income
Global Energy Solutions	$407,146	$ 3,025,666
Global Water	$794,588	$14,012,879
Capital Gains Dividends. The Funds hereby designate as a capital gain dividend with respect to the taxable year ended September 30, 2024, the following amounts or, if subsequently determined to be different, the net capital gain of such year:
Global Energy Solutions	$ —
Global Water	$34,883,246

Calvert
Global Energy Solutions Fund
September 30, 2024
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Calvert
Global Energy Solutions Fund
September 30, 2024
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Global Energy Solutions Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its custom benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023. This performance data indicated that the Fund had underperformed the median of its peer universe and its custom benchmark for the one- and three-year periods ended December 31, 2023, while it had outperformed its peer universe and its custom benchmark for the five-year period ended December 31, 2023. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its custom benchmark.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective

Calvert
Global Energy Solutions Fund
September 30, 2024
Board of Directors' Contract Approval — continued

median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

Calvert
Global Water Fund
September 30, 2024
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Calvert
Global Water Fund
September 30, 2024
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Global Water Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its custom benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-year period ended December 31, 2023, while the Fund had underperformed the median of its peer universe for the three- and five-year periods ended December 31, 2023. This performance data also indicated that the Fund had underperformed its custom benchmark for the one-, three- and five-year periods ended December 31, 2023. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its custom benchmark.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were above the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or

Calvert
Global Water Fund
September 30, 2024
Board of Directors' Contract Approval — continued

reimbursements) were at the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoint in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above a specific asset level. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

CGAEX-NCSR 9.30.24

Calvert
Green Bond Fund
Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2024
Calvert
Green Bond Fund

Calvert
Green Bond Fund
September 30, 2024
Schedule of Investments

Asset-Backed Securities — 9.9%

Security	Principal Amount (000's omitted)	Value
GoodLeap Sustainable Home Solutions Trust:
Series 2021-4GS, Class A, 1.93%, 7/20/48(1)	$1,406	$ 1,133,871
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,225	1,015,733
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)	2,925	2,646,873
Loanpal Solar Loan Ltd.:
Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	3,648	2,266,802
Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	1,272	1,096,731
Luminace ABS Issuer LLC, Series 2022-1, Class A, 4.88%, 7/31/62(1)	2,673	2,582,281
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	426	312,858
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43(1)	411	390,919
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	1,218	1,019,687
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	590	563,145
Series 2019-2A, Class A, 2.88%, 9/20/40(1)	2,206	1,995,811
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,851	1,684,698
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	890	793,900
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	1,023	902,798
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,270	1,054,613
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	742	580,839
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	554	481,965
Series 2021-2A, Class A, 1.64%, 4/22/47(1)	1,723	1,456,546
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	1,690	1,527,199
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	274	267,975
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	33	31,569
SolarCity LMC I LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	60	58,637
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	976	827,978
Series 2021-B, Class B, 2.01%, 7/20/48(1)	3,012	2,555,345
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	5,586	5,008,303
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	2,312	1,774,872
Series 2021-A, Class B, 3.15%, 2/20/48(1)	4,038	2,342,150
Sunnova Hestia I Issuer LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(1)	3,346	3,457,991
Sunnova Sol II Issuer LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,296	1,056,979
Series 2020-2A, Class B, 5.47%, 11/1/55(1)	6,395	5,126,557
Sunnova Sol Issuer LLC:
Series 2020-1A, Class A, 3.35%, 2/1/55(1)	2,581	2,228,714
Series 2020-1A, Class B, 5.54%, 2/1/55(1)	1,471	1,214,438
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,163	2,027,695
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	7,110	6,174,944
Security	Principal Amount (000's omitted)	Value
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	$3,993	$ 3,858,279
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	4,604	3,835,059
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	1,667	1,584,605
Tesla Auto Lease Trust:
Series 2023-B, Class A3, 6.13%, 9/21/26(1)	5,824	5,881,915
Series 2023-B, Class A4, 6.22%, 3/22/27(1)	1,350	1,375,362
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(1)	1,296	1,240,527
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	4,428	3,948,225
Total Asset-Backed Securities (identified cost $90,964,277)		$ 79,385,388

Commercial Mortgage-Backed Securities — 7.4%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$4,050	$ 3,779,652
Series KG08, Class A2, 4.134%, 5/25/33(2)	19,100	19,046,424
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.033%, 9/25/27(2)	4,691	4,557,480
Series 2018-M4, Class A2, 3.159%, 3/25/28(2)	9,370	9,098,892
Series 2018-M13, Class A2, 3.866%, 9/25/30(2)	5,239	5,143,677
Series 2019-M1, Class A2, 3.661%, 9/25/28(2)	4,845	4,773,329
Series 2019-M22, Class A2, 2.522%, 8/25/29	6,365	5,953,422
Series 2020-M1, Class A2, 2.444%, 10/25/29	7,842	7,257,987
Total Commercial Mortgage-Backed Securities (identified cost $60,807,880)		$59,610,863

Corporate Bonds — 51.7%

Security	Principal Amount* (000’s omitted)	Value
Communications — 2.7%
Comcast Corp., 4.65%, 2/15/33(3)	6,000	$ 6,087,927
Verizon Communications, Inc.:
1.50%, 9/18/30	11,734	10,070,793
5.50%, 2/23/54	5,000	5,245,458
		$ 21,404,178
Consumer, Cyclical — 3.4%
Ford Motor Co., 3.25%, 2/12/32	14,521	$ 12,371,160
General Motors Co., 5.40%, 10/15/29	9,839	10,090,537

1
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2024
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)		Value
Consumer, Cyclical (continued)
Hyundai Capital America, 5.80%, 6/26/25(1)		5,280	$ 5,319,474
			$ 27,781,171
Consumer, Non-cyclical — 0.9%
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32		3,470	$ 2,853,013
Conservation Fund, 3.474%, 12/15/29		2,345	2,203,291
Kaiser Foundation Hospitals, 3.15%, 5/1/27		1,208	1,184,371
PepsiCo, Inc., 2.875%, 10/15/49		1,065	761,981
			$ 7,002,656
Energy — 0.7%
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		218	$218,382
6.45%, 3/5/34(1)		855	905,480
6.95%, 3/5/54(1)		1,500	1,601,938
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		2,940	2,816,279
			$5,542,079
Financial — 19.7%
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/32		6,900	$5,713,061
4.75%, 4/15/35		3,332	3,292,902
AXA SA, 1.375% to 4/7/31, 10/7/41(4)(5)	EUR	5,545	5,305,510
Banco Santander SA, 0.625% to 6/24/28, 6/24/29(4)(5)	EUR	4,500	4,596,191
Bank of America Corp., 2.456% to 10/22/24, 10/22/25(4)		27,325	27,276,883
BNP Paribas SA:
0.375% to 10/14/26, 10/14/27(4)(5)	EUR	7,500	7,915,102
1.675% to 6/30/26, 6/30/27(1)(4)		1,155	1,101,236
CaixaBank SA, 1.25% to 3/18/26, 6/18/31(4)(5)	EUR	6,300	6,772,252
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25		1,970	1,901,858
Cooperatieve Rabobank UA, 1.106% to 2/24/26, 2/24/27(1)(4)		7,021	6,698,466
Digital Dutch Finco BV, 1.50%, 3/15/30(5)	EUR	6,300	6,337,968
Equinix, Inc., 1.00%, 9/15/25		3,000	2,897,090
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)		7,595	7,778,061
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		2,824	2,736,695
3.75%, 9/15/30(1)(3)		3,759	3,397,189
ING Groep NV:
0.875% to 3/9/27, 6/9/32(4)(5)	EUR	5,400	5,631,517
1.40% to 7/1/25, 7/1/26(1)(4)		6,632	6,467,839
4.625%, 1/6/26(1)		4,025	4,035,748
Intesa Sanpaolo SpA, 6.50% to 3/14/28, 3/14/29(4)(5)	GBP	3,000	4,153,975
JPMorgan Chase & Co., 6.07% to 10/22/26, 10/22/27(4)		8,300	8,603,458
Kimco Realty OP LLC, 2.70%, 10/1/30		3,000	2,729,120
Metropolitan Life Global Funding I, 0.95%, 7/2/25(1)		2,720	2,652,347
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 1.25% to 11/26/30, 5/26/41(4)(5)	EUR	3,200	3,090,436
PNC Financial Services Group, Inc.:
2.20%, 11/1/24		7,377	7,357,277
4.758% to 1/26/26, 1/26/27(4)		920	923,517
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Prologis Euro Finance LLC, 0.375%, 2/6/28	EUR	6,700	$ 6,877,636
Prologis LP, 1.25%, 10/15/30		1,477	1,246,808
Prudential Financial, Inc., 1.50%, 3/10/26		3,431	3,310,686
REC Ltd., 5.625%, 4/11/28(1)		3,841	3,950,046
Toronto-Dominion Bank, 5.264%, 12/11/26		2,625	2,691,137
Welltower OP LLC, 2.70%, 2/15/27		1,280	1,243,292
			$158,685,303
Government - Multinational — 7.4%
Asian Development Bank:
2.125%, 3/19/25		750	$741,976
2.375%, 8/10/27		4,000	3,868,765
3.125%, 9/26/28		800	787,756
European Bank for Reconstruction & Development, 1.50%, 2/13/25		7,515	7,429,215
European Investment Bank:
0.75%, 9/23/30		4,000	3,387,945
1.625%, 5/13/31		3,960	3,486,357
2.375%, 5/24/27		8,671	8,404,461
2.50%, 10/15/24		6,200	6,194,033
2.875%, 6/13/25(1)		8,202	8,125,973
International Bank for Reconstruction & Development:
2.125%, 3/3/25		5,536	5,482,164
3.125%, 11/20/25		4,150	4,109,041
6.875%, 2/9/29	MXN	70,000	3,364,195
International Finance Corp., 2.125%, 4/7/26		3,987	3,885,162
			$59,267,043
Industrial — 2.8%
AP Moller - Maersk AS, 5.875%, 9/14/33(1)		2,875	$3,080,025
Jabil, Inc., 4.25%, 5/15/27		5,000	4,966,718
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30		4,650	4,034,270
Owens Corning, 3.95%, 8/15/29		1,382	1,351,584
Smurfit Kappa Treasury ULC:
5.438%, 4/3/34(1)		900	939,107
5.777%, 4/3/54(1)		3,285	3,528,467
Xylem, Inc.:
1.95%, 1/30/28		3,400	3,158,500
2.25%, 1/30/31		1,821	1,601,665
			$22,660,336
Technology — 2.8%
Apple, Inc., 3.00%, 6/20/27		14,550	$14,293,661
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/31		6,100	5,347,428
3.40%, 5/1/30		2,861	2,703,313
			$22,344,402

2
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2024
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)		Value
Utilities — 11.3%
AES Corp., 2.45%, 1/15/31		10,727	$ 9,294,620
Avangrid, Inc., 3.15%, 12/1/24		3,029	3,017,773
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)		2,313	2,094,913
Constellation Energy Generation LLC, 5.75%, 3/15/54		4,300	4,553,759
Enel Finance International NV:
1.625%, 7/12/26(1)		2,224	2,117,422
4.625%, 6/15/27(1)		6,500	6,533,387
5.00%, 6/15/32(1)		2,692	2,724,062
Engie SA, 4.75% to 3/14/30(4)(5)(6)	EUR	2,100	2,382,895
Iberdrola International BV, Series NC9, 1.825% to 8/9/29(4)(5)(6)	EUR	2,400	2,407,319
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(1)		11,594	9,988,736
MidAmerican Energy Co.:
3.15%, 4/15/50		1,600	1,173,668
3.65%, 8/1/48(3)		4,490	3,614,640
4.25%, 7/15/49		4,190	3,708,329
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28		16,515	15,233,160
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		2,004	1,959,531
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)		982	861,537
Northern States Power Co., 2.60%, 6/1/51		6,100	3,996,973
NSTAR Electric Co., 3.25%, 5/15/29		4,000	3,847,413
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		2,075	2,008,969
Public Service Co. of Colorado:
3.20%, 3/1/50		5,000	3,581,721
4.10%, 6/15/48		1,000	843,211
TenneT Holding BV, 4.625% to 3/21/29(4)(5)(6)	EUR	2,140	2,413,405
Tucson Electric Power Co., 1.50%, 8/1/30		3,300	2,821,347
			$91,178,790
Total Corporate Bonds (identified cost $434,075,166)			$415,865,958

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Climate, Inc., Cut Carbon Notes, 5.50%, 12/15/53(7)	$998	$ 988,350
Total High Social Impact Investments (identified cost $998,333)		$ 988,350

Preferred Stocks — 1.2%

Security	Shares	Value
Electric Utilities — 0.7%
Brookfield BRP Holdings Canada, Inc., 4.625%	315,384	$ 5,487,682
		$ 5,487,682
Real Estate Management & Development — 0.5%
Brookfield Property Partners LP:
Series A, 5.75%	92,000	$ 1,361,600
Series A2, 6.375%	169,100	2,756,330
		$ 4,117,930
Total Preferred Stocks (identified cost $14,459,994)		$ 9,605,612

Sovereign Government Bonds — 10.5%

Security	Principal Amount (000’s omitted)	Value
Canada — 1.5%
Export Development Canada, 4.75%, 6/5/34	$11,000	$ 11,769,005
		$ 11,769,005
Chile — 0.2%
Chile Government International Bonds, 2.55%, 1/27/32(3)	$1,500	$ 1,327,504
		$ 1,327,504
Germany — 3.5%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$5,023	$ 4,766,427
4.375%, 2/28/34	22,413	23,348,955
		$28,115,382
Netherlands — 2.6%
Nederlandse Waterschapsbank NV:
1.00%, 5/28/30(1)	$12,100	$10,422,093
2.375%, 3/24/26(1)	10,866	10,630,178
		$21,052,271
Norway — 2.0%
Kommunalbanken AS:
0.50%, 10/21/24(5)	$4,068	$4,061,052
2.125%, 2/11/25(1)	3,000	2,972,400
2.125%, 2/11/25(5)	9,592	9,503,754
		$16,537,206
South Korea — 0.2%
Export-Import Bank of Korea, 5.125%, 1/11/33	$1,429	$1,498,339
		$1,498,339

3
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2024
Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value
Sweden — 0.5%
Kommuninvest I Sverige AB, 4.625%, 9/29/28(1)	$4,000	$ 4,152,573
		$ 4,152,573
Total Sovereign Government Bonds (identified cost $83,014,935)		$ 84,452,280

Taxable Municipal Obligations — 1.4%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.9%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$8,240	$ 6,912,289
		$ 6,912,289
Water and Sewer — 0.5%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,665	$ 1,611,670
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40(8)	105	106,389
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	620	556,469
Green Bonds, 2.184%, 9/1/31	500	441,560
Green Bonds, 2.264%, 9/1/32	445	386,580
Green Bonds, 2.344%, 9/1/33	1,445	1,233,828
		$4,336,496
Total Taxable Municipal Obligations (identified cost $13,383,536)		$11,248,785

U.S. Government Agencies and Instrumentalities — 0.8%

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.:
1.79%, 10/15/29	$2,890	$ 2,729,519
2.36%, 10/15/29	1,872	1,794,589
3.52%, 9/20/32	2,171	2,127,066
Total U.S. Government Agencies and Instrumentalities (identified cost $6,933,454)		$ 6,651,174

U.S. Government Agency Mortgage-Backed Securities — 14.4%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2054	$30,371	$ 30,361,476
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
5.50%, with various maturities to 2054	$37,878	$ 38,363,474
6.00%, with various maturities to 2053	26,751	27,368,921
Federal National Mortgage Association:
2.68%, 7/1/26	1,881	1,840,063
5.00%, 7/1/53	7,095	7,097,578
5.50%, with various maturities to 2054	10,845	10,981,819
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $113,854,604)		$116,013,331

Short-Term Investments — 1.8%
Affiliated Fund — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(9)	13,512,011	$ 13,512,011
Total Affiliated Fund (identified cost $13,512,011)		$ 13,512,011
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(10)	916,725	$ 916,725
Total Securities Lending Collateral (identified cost $916,725)		$ 916,725
Total Short-Term Investments (identified cost $14,428,736)		$ 14,428,736
Total Investments — 99.2% (identified cost $832,920,915)		$798,250,477
Other Assets, Less Liabilities — 0.8%		$ 6,470,356
Net Assets — 100.0%		$804,720,833

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $201,203,941 or 25.0% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2024.
(3)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $6,925,542.

4
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2024
Schedule of Investments — continued

(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of these securities is $64,571,376 or 8.1% of the Fund's net assets.
(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)	Restricted security. Total market value of restricted securities amounts to $988,350, which represents 0.1% of the net assets of the Fund as of September 30, 2024.
(8)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(10)	Represents investment of cash collateral received in connection with securities lending.

Country Allocation (% of Total Investments)
United States	68.3%
Netherlands	6.6
Luxembourg	4.7
Germany	3.9
Other (less than 3.0% each)	16.5
Total	100.0%

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	114,442	CAD	156,951	UBS AG	10/22/24	$ —	$(1,664)
USD	12,335,583	EUR	11,046,558	State Street Bank and Trust Company	10/22/24	28,987	—
USD	2,449,695	EUR	2,190,765	State Street Bank and Trust Company	10/22/24	9,038	—
USD	33,808,641	EUR	30,930,044	UBS AG	10/22/24	—	(649,471)
USD	3,736,059	GBP	2,891,089	BNP Paribas	10/22/24	—	(129,150)
USD	190,086	SEK	2,007,289	Bank of America, N.A.	10/22/24	—	(7,752)
						$38,025	$(788,037)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	692	Long	12/31/24	$144,103,594	$278,570
U.S. 5-Year Treasury Note	733	Long	12/31/24	80,544,102	70,018
U.S. 10-Year Treasury Note	391	Long	12/19/24	44,683,969	81,771
U.S. Long Treasury Bond	252	Long	12/19/24	31,295,250	(75,989)
U.S. Ultra-Long Treasury Bond	179	Long	12/19/24	23,823,781	(105,207)
U.S. Ultra 10-Year Treasury Note	(447)	Short	12/19/24	(52,878,703)	(13,599)
					$235,564
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Climate, Inc., Cut Carbon Notes, 5.50%, 12/15/53	10/18/23	$998,333

5
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2024
Schedule of Investments — continued

Abbreviations:
OTC	– Over-the-counter
Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
MXN	– Mexican Peso
SEK	– Swedish Krona
USD	– United States Dollar
6
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2024
Statement of Assets and Liabilities

September 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $819,408,904) - including $6,925,542 of securities on loan	$784,738,466
Investments in securities of affiliated issuers, at value (identified cost $13,512,011)	13,512,011
Receivable for open forward foreign currency exchange contracts	38,025
Cash denominated in foreign currency, at value (cost $2,499,886)	2,500,670
Deposits at broker for futures contracts	3,754,313
Deposits for derivatives collateral - forward foreign currency exchange contracts	110,000
Receivable for capital shares sold	1,318,139
Dividends and interest receivable	5,281,315
Dividends receivable - affiliated	126,355
Securities lending income receivable	1,118
Receivable from affiliate	52,018
Directors' deferred compensation plan	111,891
Total assets	$811,544,321
Liabilities
Payable for variation margin on open futures contracts	$775,782
Payable for open forward foreign currency exchange contracts	788,037
Due to custodian	10,313
Payable for investments purchased	2,499,593
Payable for capital shares redeemed	1,113,837
Distributions payable	85,271
Deposits for securities loaned	916,725
Payable to affiliates:
Investment advisory fee	160,513
Administrative fee	78,697
Distribution and service fees	14,621
Sub-transfer agency fee	3,553
Directors' deferred compensation plan	111,891
Accrued expenses	264,655
Total liabilities	$6,823,488
Net Assets	$804,720,833
Sources of Net Assets
Paid-in capital	$902,051,964
Accumulated loss	(97,331,131)
Net Assets	$804,720,833
Class A Shares
Net Assets	$71,563,636
Shares Outstanding	4,971,777
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.39
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$14.87
Class I Shares
Net Assets	$678,859,487
Shares Outstanding	47,095,888
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.41
7
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2024
Statement of Assets and Liabilities — continued

September 30, 2024
Class R6 Shares
Net Assets	$54,297,710
Shares Outstanding	3,764,730
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.42
On sales of $100,000 or more, the offering price of Class A shares is reduced.
8
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2024
Statement of Operations

Year Ended
September 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $43,867)	$744,296
Dividend income - affiliated issuers	1,606,889
Interest income	26,462,773
Interest income - affiliated issuers	5,242
Securities lending income, net	63,862
Other income	4,805
Total investment income	$28,887,867
Expenses
Investment advisory fee	$1,867,462
Administrative fee	896,381
Distribution and service fees:
Class A	167,869
Directors' fees and expenses	45,649
Custodian fees	23,651
Transfer agency fees and expenses	646,369
Accounting fees	170,743
Professional fees	69,696
Registration fees	84,913
Reports to shareholders	81,859
Miscellaneous	63,904
Total expenses	$4,118,496
Waiver and/or reimbursement of expenses by affiliates	$(424,051)
Net expenses	$3,694,445
Net investment income	$25,193,422
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(19,844,986)
Futures contracts	5,671,772
Foreign currency transactions	(31,385)
Forward foreign currency exchange contracts	3,169,673
Net realized loss	$(11,034,926)
Change in unrealized appreciation (depreciation):
Investment securities	$70,500,676
Investment securities - affiliated issuers	23,307
Futures contracts	2,483,257
Foreign currency	(5,331)
Forward foreign currency exchange contracts	(5,050,637)
Net change in unrealized appreciation (depreciation)	$67,951,272
Net realized and unrealized gain	$56,916,346
Net increase in net assets from operations	$82,109,768
9
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2024
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$25,193,422	$19,302,590
Net realized loss	(11,034,926)	(63,987,261)
Net change in unrealized appreciation (depreciation)	67,951,272	56,930,852
Net increase in net assets from operations	$82,109,768	$12,246,181
Distributions to shareholders:
Class A	$(2,332,014)	$(1,696,277)
Class I	(23,466,371)	(17,290,487)
Class R6	(1,768,376)	(1,101,630)
Total distributions to shareholders	$(27,566,761)	$(20,088,394)
Capital share transactions:
Class A	$1,970,291	$(5,830,686)
Class I	14,888,386	(37,057,031)
Class R6	9,954,076	3,270,565
Net increase (decrease) in net assets from capital share transactions	$26,812,753	$(39,617,152)
Net increase (decrease) in net assets	$81,355,760	$(47,459,365)
Net Assets
At beginning of year	$723,365,073	$770,824,438
At end of year	$804,720,833	$723,365,073
10
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2024
Financial Highlights

	Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$13.38	$13.51	$16.15	$16.36	$15.87
Income (Loss) From Operations
Net investment income(1)	$0.44	$0.32	$0.22	$0.21	$0.28
Net realized and unrealized gain (loss)	1.05	(0.11)	(2.57)	(0.18)	0.55
Total income (loss) from operations	$1.49	$0.21	$(2.35)	$0.03	$0.83
Less Distributions
From net investment income	$(0.48)	$(0.33)	$(0.24)	$(0.24)	$(0.32)
From net realized gain	—	(0.01)	(0.05)	—	(0.02)
Total distributions	$(0.48)	$(0.34)	$(0.29)	$(0.24)	$(0.34)
Net asset value — End of year	$14.39	$13.38	$13.51	$16.15	$16.36
Total Return(2)	11.33%	1.49%	(14.67)%	0.17%	5.27%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$71,564	$64,700	$71,019	$89,164	$77,991
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.78%	0.78%	0.77%	0.76%	0.79%
Net expenses	0.73%(4)	0.73%(4)	0.73%(4)	0.73%	0.73%
Net investment income	3.14%	2.34%	1.49%	1.28%	1.77%
Portfolio Turnover	26%	32%	19%	23%	26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
11
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2024
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$13.39	$13.53	$16.17	$16.38	$15.89
Income (Loss) From Operations
Net investment income(1)	$0.47	$0.36	$0.26	$0.25	$0.32
Net realized and unrealized gain (loss)	1.07	(0.12)	(2.57)	(0.18)	0.55
Total income (loss) from operations	$1.54	$0.24	$(2.31)	$0.07	$0.87
Less Distributions
From net investment income	$(0.52)	$(0.37)	$(0.28)	$(0.28)	$(0.36)
From net realized gain	—	(0.01)	(0.05)	—	(0.02)
Total distributions	$(0.52)	$(0.38)	$(0.33)	$(0.28)	$(0.38)
Net asset value — End of year	$14.41	$13.39	$13.53	$16.17	$16.38
Total Return(2)	11.68%	1.67%	(14.44)%	0.42%	5.53%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$678,859	$617,734	$661,646	$863,670	$532,149
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.53%	0.53%	0.52%	0.51%	0.54%
Net expenses	0.48%(4)	0.48%(4)	0.48%(4)	0.48%	0.48%
Net investment income	3.39%	2.59%	1.73%	1.52%	2.00%
Portfolio Turnover	26%	32%	19%	23%	26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
12
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2024
Financial Highlights — continued

	Class R6
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$13.40	$13.54	$16.18	$16.39	$15.90
Income (Loss) From Operations
Net investment income(1)	$0.48	$0.36	$0.29	$0.26	$0.32
Net realized and unrealized gain (loss)	1.06	(0.12)	(2.59)	(0.18)	0.55
Total income (loss) from operations	$1.54	$0.24	$(2.30)	$0.08	$0.87
Less Distributions
From net investment income	$(0.52)	$(0.37)	$(0.29)	$(0.29)	$(0.36)
From net realized gain	—	(0.01)	(0.05)	—	(0.02)
Total distributions	$(0.52)	$(0.38)	$(0.34)	$(0.29)	$(0.38)
Net asset value — End of year	$14.42	$13.40	$13.54	$16.18	$16.39
Total Return(2)	11.73%	1.72%	(14.39)%	0.47%	5.58%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$54,298	$40,931	$38,160	$9,277	$3,208
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.48%	0.48%	0.47%	0.46%	0.49%
Net expenses	0.43%(4)	0.43%(4)	0.43%(4)	0.43%	0.43%
Net investment income	3.45%	2.65%	1.96%	1.56%	1.99%
Portfolio Turnover	26%	32%	19%	23%	26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
13
See Notes to Financial Statements.

Calvert
Green Bond Fund
September 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Green Bond Fund (the Fund) is a diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, primarily through investment in bonds. The Fund invests primarily in “green” investments which include those issued by companies that develop or provide products or services that seek to provide environmental solutions and/or that support environmental projects, among others.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior-floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
14

Calvert
Green Bond Fund
September 30, 2024
Notes to Financial Statements — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$79,385,388	$ —	$79,385,388
Commercial Mortgage-Backed Securities	—	59,610,863	—	59,610,863
Corporate Bonds	—	415,865,958	—	415,865,958
High Social Impact Investments	—	988,350	—	988,350
Preferred Stocks	9,605,612	—	—	9,605,612
Sovereign Government Bonds	—	84,452,280	—	84,452,280
Taxable Municipal Obligations	—	11,248,785	—	11,248,785
U.S. Government Agencies and Instrumentalities	—	6,651,174	—	6,651,174
U.S. Government Agency Mortgage-Backed Securities	—	116,013,331	—	116,013,331
Short-Term Investments:
Affiliated Fund	13,512,011	—	—	13,512,011
Securities Lending Collateral	916,725	—	—	916,725
Total Investments	$24,034,348	$774,216,129	$ —	$798,250,477
Forward Foreign Currency Exchange Contracts	$ —	$38,025	$ —	$38,025
Futures Contracts	430,359	—	—	430,359
Total	$24,464,707	$774,254,154	$ —	$798,718,861
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(788,037)	$ —	$(788,037)
Futures Contracts	(194,795)	—	—	(194,795)
Total	$(194,795)	$(788,037)	$ —	$(982,832)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged
15

Calvert
Green Bond Fund
September 30, 2024
Notes to Financial Statements — continued

directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
G  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
H  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
I  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
J  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
K  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
16

Calvert
Green Bond Fund
September 30, 2024
Notes to Financial Statements — continued

L  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
M  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.25% of the Fund’s average daily net assets and is payable monthly. For the year ended September 30, 2024, the investment advisory fee amounted to $1,867,462.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2024, the investment advisory fee paid was reduced by $45,207 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.73%, 0.48% and 0.43% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the year ended September 30, 2024, CRM waived and/or reimbursed expenses of $378,844.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the year ended September 30, 2024, CRM was paid administrative fees of $896,381.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2024 amounted to $167,869 for Class A shares.
The Fund was informed that EVD received $8,695 as its portion of the sales charge on sales of Class A shares and no contingent deferred sales charges paid by Fund shareholders for the year ended September 30, 2024.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $14,309 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2024, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $126,529,950 and
17

Calvert
Green Bond Fund
September 30, 2024
Notes to Financial Statements — continued

$154,878,837, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $71,745,105 and $27,418,719, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2024 and September 30, 2023 was as follows:
	Year Ended September 30,
	2024	2023
Ordinary income	$27,566,761	$20,088,394
During the year ended September 30, 2024, accumulated loss was increased by $291,789 and paid-in capital was increased by $291,789 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$308,106
Deferred capital losses	(64,388,903)
Net unrealized depreciation	(33,165,063)
Distributions payable	(85,271)
Accumulated loss	$(97,331,131)
At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $64,388,903 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $2,419,871 are short-term and $61,969,032 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$831,403,268
Gross unrealized appreciation	$10,652,287
Gross unrealized depreciation	(43,805,078)
Net unrealized depreciation	$(33,152,791)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2024 is included in the Schedule of Investments. At September 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
18

Calvert
Green Bond Fund
September 30, 2024
Notes to Financial Statements — continued

Foreign Exchange Risk: During the year ended September 30, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: During the year ended September 30, 2024, the Fund used futures contracts and options on futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At September 30, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $788,037. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $110,000 at September 30, 2024.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparties. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At September 30, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$38,025	$(788,037)
Interest rate	Futures contracts	Accumulated loss	430,359(1)	(194,795)(1)
Total			$468,384	$(982,832)
Derivatives not subject to master netting agreement			$430,359	$(194,795)
Total Derivatives subject to master netting agreement			$38,025	$(788,037)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of September 30, 2024.
19

Calvert
Green Bond Fund
September 30, 2024
Notes to Financial Statements — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$38,025	$ —	$ —	$ —	$38,025

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(7,752)	$ —	$ —	$ —	$(7,752)
BNP Paribas	(129,150)	—	—	110,000	(19,150)
UBS AG	(651,135)	—	—	—	(651,135)
	$(788,037)	$ —	$ —	$110,000	$(678,037)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended September 30, 2024 was as follows:
Statement of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Investment securities(1)	$ —	$(113,668)	$(113,668)
Forward foreign currency exchange contracts	3,169,673	—	3,169,673
Futures contracts	—	5,671,772	5,671,772
Total	$3,169,673	$5,558,104	$8,727,777
Change in unrealized appreciation (depreciation):
Investment securities(1)	$ —	$(2,123)	$(2,123)
Forward foreign currency exchange contracts	(5,050,637)	—	(5,050,637)
Futures contracts	—	2,483,257	2,483,257
Total	$(5,050,637)	$2,481,134	$(2,569,503)

(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended September 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$279,054,000	$36,172,000	$67,815,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased options contracts outstanding during the year ended September 30, 2024, which is indicative of the volume of this derivative type, was 45 contracts.
20

Calvert
Green Bond Fund
September 30, 2024
Notes to Financial Statements — continued

6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2024, the total value of securities on loan, including accrued interest, was $6,965,227 and the total value of collateral received was $7,139,264, comprised of cash of $916,725 and U.S. government and/or agencies securities of $6,222,539.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$435,265	$ —	$ —	$ —	$435,265
Sovereign Government Bonds	481,460	—	—	—	481,460
Total	$916,725	$ —	$ —	$ —	$916,725
The carrying amount of the liability for deposits for securities loaned at September 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2024.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on
October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2024. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2024. Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
8  Affiliated Investments
During the year ended September 30, 2024, the Fund had invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
21

Calvert
Green Bond Fund
September 30, 2024
Notes to Financial Statements — continued

At September 30, 2024, the value of the Fund's investment in the Notes and in funds that may be deemed to be affiliated was $13,512,011, which represents 1.7% of the Fund's net assets. Transactions in such investments by the Fund for the year ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	$1,676,693	$ —	$ (1,700,000)	$ —	$23,307	$ —	$ 5,242	$ —
Short-Term Investments
Liquidity Fund	78,920	256,426,757	(242,993,666)	—	—	13,512,011	1,606,889	13,512,011
Total				$ —	$23,307	$13,512,011	$1,612,131
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	938,947	$13,062,230	1,165,520	$15,970,372
Reinvestment of distributions	162,177	2,255,426	120,432	1,652,381
Shares redeemed	(966,632)	(13,347,365)	(1,704,109)	(23,453,439)
Net increase (decrease)	134,492	$1,970,291	(418,157)	$(5,830,686)
Class I
Shares sold	13,586,862	$189,054,856	14,720,475	$202,312,311
Reinvestment of distributions	1,663,198	23,157,673	1,254,632	17,233,934
Shares redeemed	(14,280,235)	(197,324,143)	(18,747,571)	(256,603,276)
Net increase (decrease)	969,825	$14,888,386	(2,772,464)	$(37,057,031)
Class R6
Shares sold	1,112,657	$15,515,903	779,213	$10,723,443
Reinvestment of distributions	98,935	1,379,242	65,020	893,595
Shares redeemed	(501,089)	(6,941,069)	(608,213)	(8,346,473)
Net increase	710,503	$9,954,076	236,020	$3,270,565
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
22

Calvert
Green Bond Fund
September 30, 2024
Notes to Financial Statements — continued

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
23

Calvert
Green Bond Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Calvert Impact Fund, Inc. and Shareholders of Calvert Green Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert Green Bond Fund (the “Fund”) (one of the funds constituting Calvert Impact Fund, Inc.), including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended September 30, 2020 were audited by other auditors whose report, dated November 20, 2020, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2024
We have served as the auditor of one or more Calvert investment companies since 2021.
24

Calvert
Green Bond Fund
September 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of 163(j) interest dividends.
163(j) Interest Dividends. For the fiscal year ended September 30, 2024, the Fund designates 86.24% of distributions from net investment income as a 163(j) interest dividend.
25

Calvert
Green Bond Fund
September 30, 2024
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
26

Calvert
Green Bond Fund
September 30, 2024
Board of Directors' Contract Approval

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Green Bond Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023. This performance data indicated that the Fund had outperformed the median of its peer universe for the one- and three-year periods ended December 31, 2023, while it had underperformed the median of its peer universe for the five-year period ended December 31, 2023. The performance data also indicated that the Fund had underperformed its benchmark index for the one-year period ended December 31, 2023, while the Fund had outperformed its benchmark index for the three- and five-year periods ended December 31, 2023. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
27

Calvert
Green Bond Fund
September 30, 2024
Board of Directors' Contract Approval

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
28

CGAFX-NCSR 9.30.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Impact Fund, Inc.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	November 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	November 25, 2024

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	November 25, 2024